                                                    (RIVERSOURCE ANNUITIES LOGO)



RIVERSOURCE(R)

INNOVATIONS VARIABLE ANNUITY







2009 ANNUAL REPORT



45282 L (4/10)             Issued by: RiverSource Life Insurance Co. of New York

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource of New York Variable Annuity Account
2 - RiverSource(R) Innovations Variable Annuity (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource of New York Variable Annuity Account 2 - RiverSource(R) Innovations Variable Annuity, referred to in Note 1, at December 31, 2009, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                             (Ernst & Young LLP Signature)

Minneapolis, Minnesota

April 23, 2010


--------------------------------------------------------------------------------
                RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                          AB VPS BAL      AB VPS
                                               INVESCO VI     INVESCO VI    INVESCO VI      WEALTH        GLOBAL
                                               BASIC VAL,      CAP DEV,      CORE EQ,    STRATEGY, CL    THEMATIC
DEC. 31, 2009                                    SER II         SER II        SER II           B         GRO,CL B


ASSETS
Investments, at fair value(1),(2)               $  738,538       $135,889        $9,823      $295,182      $152,810
Dividends receivable                                    --             --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --             --            --            --            --
Receivable for share redemptions                       825            144             9           318           162
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       739,363        136,033         9,832       295,500       152,972
=========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     731            128             8           282           142
    Administrative charge                               94             17             1            37            19
    Contract terminations                               --             --            --            --            --
Payable for investments purchased                       --             --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      825            145             9           319           161
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                738,258        135,092         9,132       294,775       151,967
Net assets applicable to seed money                    280            796           691           406           844
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $  738,538       $135,888        $9,823      $295,181      $152,811
=========================================================================================================================
(1) Investment shares                              124,124         12,365           397        27,900         9,352
(2) Investments, at cost                        $1,016,906       $155,974        $9,717      $286,825      $133,752
-------------------------------------------------------------------------------------------------------------------------





                                                 AB VPS        AB VPS        FID VIP       FID VIP       FID VIP
                                               GRO & INC,    LG CAP GRO,   CONTRAFUND,      GRO,        MID CAP,
DEC. 31, 2009 (CONTINUED)                         CL B          CL B        SERV CL 2     SERV CL 2     SERV CL 2


ASSETS
Investments, at fair value(1),(2)               $  909,947      $218,678   $ 9,680,671      $490,862    $4,670,606
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --            --            --             9
Receivable for share redemptions                     1,113           272        10,811           578         5,427
------------------------------------------------------------------------------------------------------------------------
Total assets                                       911,060       218,950     9,691,482       491,440     4,676,042
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     997           244         9,571           517         4,835
    Administrative charge                              116            28         1,234            62           594
    Contract terminations                               --            --             6            --            --
Payable for investments purchased                       --            --            --            --             9
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,113           272        10,811           579         5,438
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                909,066       218,444     9,680,452       490,103     4,670,371
Net assets applicable to seed money                    881           234           219           758           233
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $  909,947      $218,678   $ 9,680,671      $490,861    $4,670,604
========================================================================================================================
(1) Investment shares                               60,341         8,846       477,115        16,500       186,080
(2) Investments, at cost                        $1,263,177      $185,054   $12,562,192      $504,579    $5,081,310
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                             FTVIPT
                                                 FID VIP     FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK      MUTUAL
                                                OVERSEAS,     GLOBAL REAL      SM CAP       SM MID CAP       SHARES
DEC. 31, 2009 (CONTINUED)                       SERV CL 2      EST, CL 2      VAL, CL 2      GRO, CL 2      SEC, CL 2


ASSETS
Investments, at fair value(1),(2)                 $579,648       $148,824       $435,373       $900,131     $2,759,906
Dividends receivable                                    --             --             --             --             --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --             --             --             --             --
Receivable for share redemptions                       645            174            489          1,014          3,086
----------------------------------------------------------------------------------------------------------------------------
Total assets                                       580,293        148,998        435,862        901,145      2,762,992
============================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     571            155            433            899          2,735
    Administrative charge                               74             20             56            115            352
    Contract terminations                               --             --             --             --             --
Payable for investments purchased                       --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      645            175            489          1,014          3,087
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                579,295        148,742        435,265        899,858      2,759,674
Net assets applicable to seed money                    353             81            108            273            231
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $579,648       $148,823       $435,373       $900,131     $2,759,905
============================================================================================================================
(1) Investment shares                               38,850         13,629         34,093         53,357        189,294
(2) Investments, at cost                          $682,684       $294,256       $492,350       $967,343     $3,087,579
----------------------------------------------------------------------------------------------------------------------------





                                                                                                MFS
                                                 FTVIPT         MFS INV          MFS           TOTAL           MFS
                                                TEMP FOR      GRO STOCK,      NEW DIS,        RETURN,      UTILITIES,
DEC. 31, 2009 (CONTINUED)                       SEC, CL 2       SERV CL        SERV CL        SERV CL        SERV CL


ASSETS
Investments, at fair value(1),(2)                 $723,823       $292,003       $294,209     $2,540,252       $156,025
Dividends receivable                                    --             --             --             --             --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --             --             --             --             --
Receivable for share redemptions                       810            302            310          2,768            157
----------------------------------------------------------------------------------------------------------------------------
Total assets                                       724,633        292,305        294,519      2,543,020        156,182
============================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     717            266            273          2,444            137
    Administrative charge                               93             37             37            323             20
    Contract terminations                               --             --             --             --             --
Payable for investments purchased                       --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      810            303            310          2,767            157
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                723,737        291,582        293,498      2,539,638        154,874
Net assets applicable to seed money                     86            420            711            615          1,151
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $723,823       $292,002       $294,209     $2,540,253       $156,025
============================================================================================================================
(1) Investment shares                               53,816         30,354         22,545        147,005          6,889
(2) Investments, at cost                          $735,125       $261,753       $301,043     $2,850,451       $130,150
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                                  OPPEN         OPPEN         OPPEN      OPPEN MAIN   OPPEN GLOBAL
                                                CAP APPR     GLOBAL SEC    HI INC VA,     ST SM CAP     STRATEGIC
DEC. 31, 2009 (CONTINUED)                       VA, SERV      VA, SERV        SERV        VA, SERV    INC VA, SERV


ASSETS
Investments, at fair value(1),(2)               $3,149,550      $452,226      $ 68,506    $1,905,101    $8,378,351
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --            --            --            48
Receivable for share redemptions                     3,595           501            69         2,261         9,434
------------------------------------------------------------------------------------------------------------------------
Total assets                                     3,153,145       452,727        68,575     1,907,362     8,387,833
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   3,141           444            60         2,019         8,371
    Administrative charge                              403            57             9           242         1,063
    Contract terminations                               51            --            --            --            --
Payable for investments purchased                       --            --            --            --            48
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    3,595           501            69         2,261         9,482
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                              3,148,786       451,101        68,318     1,904,621     8,378,201
Net assets applicable to seed money                    764         1,125           188           480           150
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $3,149,550      $452,226      $ 68,506    $1,905,101    $8,378,351
========================================================================================================================
(1) Investment shares                               85,959        17,208        34,425       133,410     1,557,314
(2) Investments, at cost                        $3,028,052      $475,778      $165,393    $1,897,067    $8,024,735
------------------------------------------------------------------------------------------------------------------------





                                                 PUT VT        PUT VT        PUT VT        PUT VT       VP PTNRS
                                               GRO & INC,     INTL EQ,      RESEARCH,      VISTA,      SM CAP VAL,
DEC. 31, 2009 (CONTINUED)                         CL IB         CL IB         CL IB         CL IB         CL 3


ASSETS
Investments, at fair value(1),(2)                 $214,125       $74,793        $7,796       $21,885    $1,309,684
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --            --            --            12
Receivable for share redemptions                       248            83             7            27            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                       214,373        74,876         7,803        21,912     1,309,696
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     220            74             7            25         1,338
    Administrative charge                               27             9             1             3           166
    Contract terminations                               --            --            --            --            --
Payable for investments purchased                       --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      247            83             8            28         1,504
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                213,804        74,233         7,380        21,082     1,307,778
Net assets applicable to seed money                    322           560           415           802           414
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $214,126       $74,793        $7,795       $21,884    $1,308,192
========================================================================================================================
(1) Investment shares                               14,870         6,750           742         1,898       106,790
(2) Investments, at cost                          $334,720       $93,848        $8,561       $18,630    $1,481,621
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                  RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
                                                   CASH           DIV         DIV EQ          DYN        S&P 500,
DEC. 31, 2009 (CONTINUED)                       MGMT, CL 3    BOND, CL 3     INC, CL 3     EQ, CL 3        CL 3


ASSETS
Investments, at fair value(1),(2)                $1,954,673    $7,479,669    $7,602,484      $559,579    $1,194,042
Dividends receivable                                      1            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                        --            --            --            --            --
Receivable for share redemptions                         --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      1,954,674     7,479,669     7,602,484       559,579     1,194,042
=========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    1,823         7,558         7,736           572         1,157
    Administrative charge                               215           944           966            71           152
    Contract terminations                                --            --            56            --            --
Payable for investments purchased                        --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2,038         8,502         8,758           643         1,309
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                               1,950,584     7,466,990     7,593,622       558,297     1,192,114
Net assets applicable to seed money                   2,052         4,177           104           639           619
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $1,952,636    $7,471,167    $7,593,726      $558,936    $1,192,733
=========================================================================================================================
(1) Investment shares                             1,954,673       695,058       674,421        33,984       159,071
(2) Investments, at cost                         $1,954,085    $7,228,682    $8,775,387      $716,192    $1,238,813
=========================================================================================================================





                                                                                           RVS VP
                                                                                            SHORT          SEL
                                                                                        DURATION, CL       VP
DEC. 31, 2009 (CONTINUED)                                                                     3         GRO, CL 3


ASSETS
Investments, at fair value(1),(2)                                                         $1,885,883       $38,165
Dividends receivable                                                                              --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                                                                 --            --
Receivable for share redemptions                                                                  --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                                                               1,885,883        38,165
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                                             1,891            33
    Administrative charge                                                                        239             5
    Contract terminations                                                                         --            --
Payable for investments purchased                                                                 --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                              2,130            38
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                                                        1,879,754        37,224
Net assets applicable to seed money                                                            3,999           903
------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                          $1,883,753       $38,127
========================================================================================================================
(1) Investment shares                                                                        185,453         6,557
(2) Investments, at cost                                                                  $1,885,432       $38,771
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  5

STATEMENTS OF OPERATIONS

                                                                                       AB VPS BAL       AB VPS
                                             INVESCO VI      INVESCO       INVESCO       WEALTH         GLOBAL
                                             BASIC VAL,    VI CAP DEV,   VI CORE EQ,    STRATEGY,      THEMATIC
YEAR ENDED DEC. 31, 2009                       SER II        SER II        SER II         CL B         GRO, CL B


INVESTMENT INCOME
Dividend income                                 $  7,552      $     --   $       139      $  2,311     $       --
Variable account expenses                          8,105         1,425            86         3,266          1,779
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (553)       (1,425)           53          (955)        (1,779)
=======================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
    Proceeds from sales                           61,658         3,947           160         5,698         36,669
    Cost of investments sold                     107,763         5,544           182         6,476         41,219
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                      (46,105)       (1,597)          (22)         (778)        (4,550)
Distributions from capital gains                      --            --            --            --             --
Net change in unrealized appreciation or
depreciation of investments                      293,932        42,341         2,017        56,671         63,842
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   247,827        40,744         1,995        55,893         59,292
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       $247,274      $ 39,319   $     2,048      $ 54,938     $   57,513
=======================================================================================================================

                                               AB VPS        AB VPS        FID VIP       FID VIP        FID VIP
                                             GRO & INC,    LG CAP GRO,   CONTRAFUND,      GRO,         MID CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL B          CL B        SERV CL 2     SERV CL 2      SERV CL 2

INVESTMENT INCOME
Dividend income                                 $ 29,876      $     --   $    99,127      $    859     $   18,606
Variable account expenses                         11,975         2,829       120,834         5,933         57,213
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   17,901        (2,829)      (21,707)       (5,074)       (38,607)
=======================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
    Proceeds from sales                           98,440        42,320     2,866,872        18,434        874,747
    Cost of investments sold                     151,555        46,494     4,526,265        21,366      1,169,974
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                      (53,115)       (4,174)   (1,659,393)       (2,932)      (295,227)
Distributions from capital gains                      --            --         2,368           380         21,243
Net change in unrealized appreciation or
depreciation of investments                      183,138        65,744     4,313,553       111,493      1,650,456
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   130,023        61,570     2,656,528       108,941      1,376,472
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       $147,924      $ 58,741   $ 2,634,821      $103,867     $1,337,865
=======================================================================================================================

                                                                                                        FTVIPT
                                               FID VIP    FTVIPT FRANK  FTVIPT FRANK  FTVIPT FRANK      MUTUAL
                                              OVERSEAS,    GLOBAL REAL   SM CAP VAL,   SM MID CAP       SHARES
YEAR ENDED DEC. 31, 2009 (CONTINUED)          SERV CL 2     EST, CL 2       CL 2        GRO, CL 2      SEC, CL 2

INVESTMENT INCOME
Dividend income                                 $  9,836      $ 16,911   $     6,092      $     --     $   48,428
Variable account expenses                          6,604         1,805         4,906        10,326         34,004
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    3,232        15,106         1,186       (10,326)        14,424
=======================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
    Proceeds from sales                           52,398        33,495        57,253       105,533        573,822
    Cost of investments sold                      80,612        86,533        85,038       141,069        764,132
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                      (28,214)      (53,038)      (27,785)      (35,536)      (190,310)
Distributions from capital gains                   1,662            --        16,777            --             --
Net change in unrealized appreciation or
depreciation of investments                      133,935        55,674        96,675       320,352        734,839
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   107,383         2,636        85,667       284,816        544,529
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       $110,615      $ 17,742   $    86,853      $274,490     $  558,953
=======================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                           MFS
                                               FTVIPT        MFS INV         MFS          TOTAL          MFS
                                              TEMP FOR     GRO STOCK,     NEW DIS,       RETURN,     UTILITIES,
YEAR ENDED DEC. 31, 2009 (CONTINUED)          SEC, CL 2      SERV CL       SERV CL       SERV CL       SERV CL


INVESTMENT INCOME
Dividend income                               $   17,064      $  1,130      $     --     $  84,401    $    8,492
Variable account expenses                          7,459         3,059         2,924        30,489         1,660
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    9,605        (1,929)       (2,924)       53,912         6,832
======================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
    Proceeds from sales                           33,948        19,218        11,306       396,882        50,818
    Cost of investments sold                      42,352        21,213        15,091       502,822        54,843
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                       (8,404)       (1,995)       (3,785)     (105,940)       (4,025)
Distributions from capital gains                  21,051            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                      156,553        85,132       119,392       403,923        36,581
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   169,200        83,137       115,607       297,983        32,556
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $  178,805      $ 81,208      $112,683     $ 351,895    $   39,388
======================================================================================================================

                                                                                                    OPPEN GLOBAL
                                                OPPEN         OPPEN         OPPEN      OPPEN MAIN     STRATEGIC
                                            CAP APPR VA,   GLOBAL SEC    HI INC VA,     ST SM CAP        INC
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SERV        VA, SERV        SERV        VA, SERV      VA, SERV

INVESTMENT INCOME
Dividend income                               $      181      $  7,753      $     --     $  10,339    $   17,143
Variable account expenses                         35,999         5,034           754        22,718        98,648
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (35,818)        2,719          (754)      (12,379)      (81,505)
======================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
    Proceeds from sales                          342,533        49,130        26,771       144,246     1,286,530
    Cost of investments sold                     419,094        69,608        91,823       169,168     1,379,440
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                      (76,561)      (20,478)      (65,052)      (24,922)      (92,910)
Distributions from capital gains                      --         8,598            --            --         5,373
Net change in unrealized appreciation or
depreciation of investments                    1,081,117       132,005        82,039       541,006     1,340,323
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 1,004,556       120,125        16,987       516,084     1,252,786
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $  968,738      $122,844      $ 16,233     $ 503,705    $1,171,281
======================================================================================================================

                                               PUT VT        PUT VT        PUT VT        PUT VT       VP PTNRS
                                             GRO & INC,     INTL EQ,      RESEARCH,      VISTA,      SM CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL IB         CL IB         CL IB         CL IB         CL 3

INVESTMENT INCOME
Dividend income                               $    5,751      $     --      $     71     $      --    $       --
Variable account expenses                          2,866           959            69           260        15,001
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    2,885          (959)            2          (260)      (15,001)
======================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
    Proceeds from sales                           66,225        18,949           126           350       131,052
    Cost of investments sold                     133,789        27,299           168           352       181,754
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                      (67,564)       (8,350)          (42)           (2)      (50,702)
Distributions from capital gains                      --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                      112,447        24,249         1,904         6,149       414,983
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    44,883        15,899         1,862         6,147       364,281
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $   47,768      $ 14,940      $  1,864     $   5,887    $  349,280
======================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  7

STATEMENTS OF OPERATIONS

                                                RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
                                                 CASH           DIV         DIV EQ          DYN        S&P 500,
YEAR ENDED DEC. 31, 2009 (CONTINUED)          MGMT, CL 3    BOND, CL 3     INC, CL 3     EQ, CL 3        CL 3


INVESTMENT INCOME
Dividend income                                  $    718    $  274,690    $       --      $     --      $     --
Variable account expenses                          20,786        87,878        84,574         6,457        13,164
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (20,068)      186,812       (84,574)       (6,457)      (13,164)
=======================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
    Proceeds from sales                           714,955     1,625,708       816,731        43,242       260,485
    Cost of investments sold                      714,669     1,660,521     1,107,234        77,698       338,443
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                           286       (34,813)     (290,503)      (34,456)      (77,958)
Distributions from capital gains                       --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                         1,111       613,618     2,021,669       145,742       308,993
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      1,397       578,805     1,731,166       111,286       231,035
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $(18,671)   $  765,617    $1,646,592      $104,829      $217,871
=======================================================================================================================





                                                                        RVS VP
                                                                         SHORT          SEL
                                                                     DURATION, CL       VP
YEAR ENDED DEC. 31, 2009 (CONTINUED)                                       3         GRO, CL 3


INVESTMENT INCOME
Dividend income                                                          $ 46,047       $    --
Variable account expenses                                                  21,420           427
-----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                            24,627          (427)
=====================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                   327,807         8,648
    Cost of investments sold                                              331,291        10,453
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                           (3,484)       (1,805)
Distributions from capital gains                                               --            --
Net change in unrealized appreciation or depreciation of
investments                                                                42,595        13,503
-----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             39,111        11,698
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          $ 63,738       $11,271
=====================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 INVESCO                                 AB VPS BAL      AB VPS
                                                VI BASIC       INVESCO       INVESCO       WEALTH        GLOBAL
                                                  VAL,       VI CAP DEV,   VI CORE EQ,    STRATEGY,     THEMATIC
YEAR ENDED DEC. 31, 2009                         SER II        SER II        SER II         CL B        GRO, CL B


OPERATIONS
Investment income (loss) -- net                   $   (553)     $ (1,425)       $   53      $   (955)     $ (1,779)
Net realized gain (loss) on sales of
investments                                        (46,105)       (1,597)          (22)         (778)       (4,550)
Distributions from capital gains                        --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        293,932        42,341         2,017        56,671        63,842
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          247,274        39,319         2,048        54,938        57,513
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                             525            --           899         1,799            75
Net transfers(1)                                    (1,891)         (894)           (5)          859        (8,083)
Contract terminations:
    Surrender benefits and contract charges        (10,139)       (1,628)          (69)       (1,758)      (26,807)
    Death benefits                                      --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       (11,505)       (2,522)          825           900       (34,815)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    502,769        99,091         6,950       239,343       130,113
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $738,538      $135,888        $9,823      $295,181      $152,811
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             636,252        87,089         8,050       290,489       131,671
Contract purchase payments                             471            --         1,100         2,131            --
Net transfers(1)                                    11,107          (663)           --           958        (8,610)
Contract terminations:
    Surrender benefits and contract charges        (11,540)       (1,256)          (80)       (2,024)      (20,982)
    Death benefits                                      --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   636,290        85,170         9,070       291,554       102,079
========================================================================================================================




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  9

STATEMENTS OF CHANGES IN NET ASSETS

                                                 AB VPS        AB VPS        FID VIP       FID VIP       FID VIP
                                               GRO & INC,    LG CAP GRO,   CONTRAFUND,      GRO,        MID CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CL B          CL B        SERV CL 2     SERV CL 2     SERV CL 2


OPERATIONS
Investment income (loss) -- net                   $ 17,901      $ (2,829)  $   (21,707)     $ (5,074)   $  (38,607)
Net realized gain (loss) on sales of
investments                                        (53,115)       (4,174)   (1,659,393)       (2,932)     (295,227)
Distributions from capital gains                        --            --         2,368           380        21,243
Net change in unrealized appreciation or
depreciation of investments                        183,138        65,744     4,313,553       111,493     1,650,456
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          147,924        58,741     2,634,821       103,867     1,337,865
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                              --            --       370,954         1,640       268,195
Net transfers(1)                                    (3,157)       (1,119)   (2,046,244)        2,271      (615,240)
Contract terminations:
    Surrender benefits and contract charges        (72,454)      (37,621)     (328,580)      (10,756)     (153,197)
    Death benefits                                      --            --      (171,168)           --       (15,552)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       (75,611)      (38,740)   (2,175,038)       (6,845)     (515,794)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    837,634       198,677     9,220,888       393,839     3,848,533
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $909,947      $218,678   $ 9,680,671      $490,861    $4,670,604
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             777,430       197,776     8,725,921       394,404     3,047,031
Contract purchase payments                              --            --       379,691         1,539       236,202
Net transfers(1)                                     1,287          (744)   (2,032,948)        2,322      (524,905)
Contract terminations:
    Surrender benefits and contract charges        (62,660)      (35,843)     (269,724)       (8,983)     (100,799)
    Death benefits                                      --            --      (114,394)           --        (8,730)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   716,057       161,189     6,688,546       389,282     2,648,799
========================================================================================================================




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FTVIPT        FTVIPT        FTVIPT        FTVIPT
                                                 FID VIP    FRANK GLOBAL    FRANK SM      FRANK SM       MUTUAL
                                                OVERSEAS,   REAL EST, CL   CAP VAL, CL     MID CAP       SHARES
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SERV CL 2         2             2         GRO, CL 2     SEC, CL 2


OPERATIONS
Investment income (loss) -- net                   $  3,232      $ 15,106      $  1,186      $(10,326)   $   14,424
Net realized gain (loss) on sales of
investments                                        (28,214)      (53,038)      (27,785)      (35,536)     (190,310)
Distributions from capital gains                     1,662            --        16,777            --            --
Net change in unrealized appreciation or
depreciation of investments                        133,935        55,674        96,675       320,352       734,839
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          110,615        17,742        86,853       274,490       558,953
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                           2,587            --         1,040         7,677         4,412
Net transfers(1)                                   (26,350)      (16,545)       (2,547)      (47,182)      (79,467)
Contract terminations:
    Surrender benefits and contract charges        (10,987)      (14,129)      (25,901)      (28,831)     (392,525)
    Death benefits                                      --            --            --            --        (3,544)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       (34,750)      (30,674)      (27,408)      (68,336)     (471,124)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    503,783       161,755       375,928       693,977     2,672,076
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $579,648      $148,823      $435,373      $900,131    $2,759,905
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             353,590       154,473       263,094       624,503     2,361,382
Contract purchase payments                           3,525            --           749         5,677         3,861
Net transfers(1)                                   (19,063)      (20,764)       (9,313)      (33,102)      (69,480)
Contract terminations:
    Surrender benefits and contract charges         (7,658)      (12,664)      (15,458)      (22,015)     (337,385)
    Death benefits                                      --            --            --            --        (3,335)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   330,394       121,045       239,072       575,063     1,955,043
========================================================================================================================




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  11

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             MFS
                                                 FTVIPT        MFS INV         MFS          TOTAL          MFS
                                                TEMP FOR     GRO STOCK,     NEW DIS,       RETURN,     UTILITIES,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SEC, CL 2      SERV CL       SERV CL       SERV CL       SERV CL


OPERATIONS
Investment income (loss) -- net                   $  9,605      $ (1,929)     $ (2,924)   $   53,912      $  6,832
Net realized gain (loss) on sales of
investments                                         (8,404)       (1,995)       (3,785)     (105,940)       (4,025)
Distributions from capital gains                    21,051            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        156,553        85,132       119,392       403,923        36,581
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          178,805        81,208       112,683       351,895        39,388
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                              30            --           909        58,870         1,798
Net transfers(1)                                    78,006            (8)       (5,072)     (186,002)       19,116
Contract terminations:
    Surrender benefits and contract charges        (13,702)      (16,153)       (3,309)     (125,065)         (892)
    Death benefits                                      --            --            --            --       (48,181)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                        64,334       (16,161)       (7,472)     (252,197)      (28,159)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    480,684       226,955       188,998     2,440,555       144,796
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $723,823      $292,002      $294,209    $2,540,253      $156,025
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             326,421       224,938       186,149     2,160,751        72,660
Contract purchase payments                              20            --           539        44,898           873
Net transfers(1)                                    44,366            --        (3,837)     (163,929)       13,009
Contract terminations:
    Surrender benefits and contract charges         (7,335)      (14,279)       (2,666)     (105,834)         (326)
    Death benefits                                      --            --            --            --       (24,020)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   363,472       210,659       180,185     1,935,886        62,196
========================================================================================================================




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          OPPEN
                                                  OPPEN         OPPEN         OPPEN         OPPEN        GLOBAL
                                              CAP APPR VA,   GLOBAL SEC    HI INC VA,    MAIN ST SM     STRATEGIC
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV        VA, SERV        SERV      CAP VA, SERV  INC VA, SERV


OPERATIONS
Investment income (loss) -- net                 $  (35,818)     $  2,719      $   (754)   $  (12,379)   $  (81,505)
Net realized gain (loss) on sales of
investments                                        (76,561)      (20,478)      (65,052)      (24,922)      (92,910)
Distributions from capital gains                        --         8,598            --            --         5,373
Net change in unrealized appreciation or
depreciation of investments                      1,081,117       132,005        82,039       541,006     1,340,323
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          968,738       122,844        16,233       503,705     1,171,281
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                           1,939         3,124           800        37,836       741,642
Net transfers(1)                                  (103,370)        6,655        20,799       (67,933)      283,435
Contract terminations:
    Surrender benefits and contract charges        (95,334)       (4,530)       (9,718)      (35,855)     (610,979)
    Death benefits                                 (12,770)      (34,792)      (16,025)      (10,288)     (162,205)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      (209,535)      (29,543)       (4,144)      (76,240)      251,893
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  2,390,347       358,925        56,417     1,477,636     6,955,177
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $3,149,550      $452,226      $ 68,506    $1,905,101    $8,378,351
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,710,624       256,061       196,037     1,220,233     6,301,076
Contract purchase payments                           3,313         1,877         2,161        23,272       678,576
Net transfers(1)                                  (100,905)        3,781        79,582       (38,331)      240,056
Contract terminations:
    Surrender benefits and contract charges        (98,332)       (2,720)      (30,830)      (26,046)     (512,484)
    Death benefits                                 (12,819)      (24,147)      (56,040)       (7,733)     (119,473)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,501,881       234,852       190,910     1,171,395     6,587,751
========================================================================================================================




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  13

STATEMENTS OF CHANGES IN NET ASSETS

                                                 PUT VT        PUT VT        PUT VT        PUT VT       VP PTNRS
                                               GRO & INC,     INTL EQ,      RESEARCH,      VISTA,      SM CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CL IB         CL IB         CL IB         CL IB         CL 3


OPERATIONS
Investment income (loss) -- net                   $  2,885      $   (959)       $    2       $  (260)   $  (15,001)
Net realized gain (loss) on sales of
investments                                        (67,564)       (8,350)          (42)           (2)      (50,702)
Distributions from capital gains                        --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        112,447        24,249         1,904         6,149       414,983
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           47,768        14,940         1,864         5,887       349,280
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                              75            75            --           225         1,940
Net transfers(1)                                   (10,520)         (366)          150            (8)      (36,707)
Contract terminations:
    Surrender benefits and contract charges        (45,075)      (17,439)            4           (83)      (39,646)
    Death benefits                                  (5,836)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       (61,356)      (17,730)          154           134       (74,413)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    227,714        77,583         5,777        15,863     1,033,325
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $214,126      $ 74,793        $7,795       $21,884    $1,308,192
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             287,834        58,721         5,571        15,396       978,124
Contract purchase payments                              --            --            --            --         2,986
Net transfers(1)                                   (18,543)         (155)          146            --       (22,984)
Contract terminations:
    Surrender benefits and contract charges        (49,879)      (12,749)           --           (65)      (32,575)
    Death benefits                                  (9,201)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   210,211        45,817         5,717        15,331       925,551
========================================================================================================================




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
                                                  CASH           DIV         DIV EQ          DYN        S&P 500,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           MGMT, CL 3    BOND, CL 3     INC, CL 3     EQ, CL 3        CL 3


OPERATIONS
Investment income (loss) -- net                 $  (20,068)   $  186,812    $  (84,574)     $ (6,457)   $  (13,164)
Net realized gain (loss) on sales of
investments                                            286       (34,813)     (290,503)      (34,456)      (77,958)
Distributions from capital gains                        --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                          1,111       613,618     2,021,669       145,742       308,993
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          (18,671)      765,617     1,646,592       104,829       217,871
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         280,216     1,081,466       720,251           499         2,648
Net transfers(1)                                   832,325        11,625       (39,260)       15,567       (13,332)
Contract terminations:
    Surrender benefits and contract charges       (192,313)     (306,359)     (179,104)      (16,682)      (86,211)
    Death benefits                                (106,429)      (34,996)      (55,530)           --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       813,799       751,736       446,357          (616)      (96,895)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,157,508     5,953,814     5,500,777       454,723     1,071,757
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,952,636    $7,471,167    $7,593,726      $558,936    $1,192,733
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,059,176     5,770,174     5,509,568       641,622       984,250
Contract purchase payments                         268,750       987,868       772,378           734         3,233
Net transfers(1)                                   772,440       (13,684)       68,087        26,567       (28,494)
Contract terminations:
    Surrender benefits and contract charges       (166,533)     (277,952)     (171,091)      (25,475)      (76,131)
    Death benefits                                 (97,195)      (27,590)      (36,330)           --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,836,638     6,438,816     6,142,612       643,448       882,858
========================================================================================================================



 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         RVS VP
                                                                          SHORT          SEL
                                                                        DURATION,      VP GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                                      CL 3          CL 3


OPERATIONS
Investment income (loss) -- net                                         $   24,627       $  (427)
Net realized gain (loss) on sales of investments                            (3,484)       (1,805)
Distributions from capital gains                                                --            --
Net change in unrealized appreciation or depreciation of investments        42,595        13,503
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             63,738        11,271
======================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                                                 104,433           150
Net transfers(1)                                                           483,159          (384)
Contract terminations:
    Surrender benefits and contract charges                               (129,665)       (7,582)
    Death benefits                                                        (132,356)           --
------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             325,571        (7,816)
------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          1,494,444        34,672
------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $1,883,753       $38,127
======================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   1,464,087        38,672
Contract purchase payments                                                  99,224            --
Net transfers(1)                                                           460,341          (230)
Contract terminations:
    Surrender benefits and contract charges                               (121,580)       (7,253)
    Death benefits                                                        (125,895)           --
------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         1,776,177        31,189
======================================================================================================



 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        AB VPS BAL     AB VPS
                                            INVESCO VI    INVESCO VI    INVESCO VI        WEALTH       GLOBAL
                                            BASIC VAL,     CAP DEV,      CORE EQ,      STRATEGY, CL   THEMATIC
PERIOD ENDED DEC. 31, 2008                    SER II        SER II        SER II           B(2)       GRO, CL B


OPERATIONS
Investment income (loss) -- net              $   (6,081)    $  (1,857)      $    81      $   (763)     $  (2,395)
Net realized gain (loss) on sales of
investments                                     (13,974)          324            22          (240)         1,301
Distributions from capital gains                161,268        20,193            --            --             --
Net change in unrealized appreciation or
depreciation of investments                    (666,286)     (108,392)       (3,062)      (48,314)      (118,946)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      (525,073)      (89,732)       (2,959)      (49,317)      (120,040)
======================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                        1,292         1,117         1,073         1,003             --
Net transfers(1)                                 55,161         2,258            (4)      288,057          8,835
Contract terminations:
    Surrender benefits and contract
          charges                               (34,620)       (4,186)         (232)         (400)        (6,574)
    Death benefits                               (3,101)           --            --            --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                     18,732          (811)          837       288,660          2,261
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               1,009,110       189,634         9,072            --        247,892
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $  502,769     $  99,091       $ 6,950      $239,343      $ 130,113
======================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          597,371        87,041         7,171            --        130,154
Contract purchase payments                          918           571         1,086           765             --
Net transfers(1)                                 72,014         1,795            --       290,208          5,509
Contract terminations:
    Surrender benefits and contract
          charges                               (31,196)       (2,318)         (207)         (484)        (3,992)
    Death benefits                               (2,855)           --            --            --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                636,252        87,089         8,050       290,489        131,671
======================================================================================================================




 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

 (2)For the period Sept. 26, 2008 (commencement of operations) to Dec. 31, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                 AB VPS        AB VPS        FID VIP       FID VIP       FID VIP
                                               GRO & INC,    LG CAP GRO,   CONTRAFUND,      GRO,        MID CAP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL B          CL B        SERV CL 2     SERV CL 2     SERV CL 2


OPERATIONS
Investment income (loss) -- net                 $    4,398     $  (4,356)  $   (60,627)    $  (4,698)  $   (55,258)
Net realized gain (loss) on sales of
investments                                        (27,834)        2,204      (430,802)        2,882       (62,725)
Distributions from capital gains                   218,480            --       371,004            --       797,136
Net change in unrealized appreciation or
depreciation of investments                       (803,107)     (147,840)   (6,714,279)     (362,080)   (3,106,086)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (608,063)     (149,992)   (6,834,704)     (363,896)   (2,426,933)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                              --            --       879,498         6,124       413,096
Net transfers(1)                                    42,227        11,104        40,820        20,334       451,522
Contract terminations:
    Surrender benefits and contract charges       (126,410)      (43,558)     (361,383)      (13,111)     (195,606)
    Death benefits                                      --            --       (31,664)           --        (4,912)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       (84,183)      (32,454)      527,271        13,347       664,100
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,529,880       381,123    15,528,321       744,388     5,611,366
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  837,634     $ 198,677   $ 9,220,888     $ 393,839   $ 3,848,533
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             831,312       225,068     8,156,509       387,408     2,467,067
Contract purchase payments                              --            --       662,767         3,559       295,338
Net transfers(1)                                    32,148         9,843       152,565        12,619       389,590
Contract terminations:
    Surrender benefits and contract charges        (86,030)      (37,135)     (225,088)       (9,182)     (100,000)
    Death benefits                                      --            --       (20,832)           --        (4,964)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   777,430       197,776     8,725,921       394,404     3,047,031
========================================================================================================================




 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                             FTVIPT                      FTVIPT        FTVIPT
                                               FID VIP    FRANK GLOBAL     FTVIPT     FRANK SM MID     MUTUAL
                                              OVERSEAS,   REAL EST, CL  FRANK SM CAP   CAP GRO, CL     SHARES
YEAR ENDED DEC. 31, 2008 (CONTINUED)          SERV CL 2         2         VAL, CL 2         2         SEC, CL 2


OPERATIONS
Investment income (loss) -- net                $   8,298     $    (668)    $    (749)   $  (13,434)  $    64,079
Net realized gain (loss) on sales of
investments                                      (15,989)      (21,545)       (9,550)      (17,523)      (37,874)
Distributions from capital gains                  94,830        73,067        43,916       126,457       163,105
Net change in unrealized appreciation or
depreciation of investments                     (515,608)     (184,600)     (235,578)     (628,048)   (1,930,645)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (428,469)     (133,746)     (201,961)     (532,548)   (1,741,335)
======================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         2,897            --           651         2,021         7,293
Net transfers(1)                                 (36,974)       (6,058)       (9,092)       38,151       (67,960)
Contract terminations:
    Surrender benefits and contract
          charges                                (14,512)      (12,680)      (34,605)      (34,420)     (230,324)
    Death benefits                                (1,598)           --            --            --       (50,261)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                     (50,187)      (18,738)      (43,046)        5,752      (341,252)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  982,439       314,239       620,935     1,220,773     4,754,663
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 503,783     $ 161,755     $ 375,928    $  693,977   $ 2,672,076
======================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           376,373       170,624       287,659       623,616     2,603,753
Contract purchase payments                         1,269            --           321         1,198         4,420
Net transfers(1)                                 (15,690)       (8,170)       (7,073)       26,826       (65,350)
Contract terminations:
    Surrender benefits and contract
          charges                                 (7,340)       (7,981)      (17,813)      (27,137)     (152,202)
    Death benefits                                (1,022)           --            --            --       (29,239)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 353,590       154,473       263,094       624,503     2,361,382
======================================================================================================================




 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             MFS
                                                 FTVIPT        MFS INV         MFS          TOTAL          MFS
                                                TEMP FOR     GRO STOCK,     NEW DIS,       RETURN,     UTILITIES,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            SEC, CL 2      SERV CL       SERV CL       SERV CL       SERV CL


OPERATIONS
Investment income (loss) -- net                  $   7,722     $  (2,935)    $  (3,353)   $   50,370      $     13
Net realized gain (loss) on sales of
investments                                         (2,801)        2,192        (2,568)      (81,426)        1,257
Distributions from capital gains                    69,096        15,607        55,506       196,402        21,108
Net change in unrealized appreciation or
depreciation of investments                       (425,014)     (156,343)     (177,548)     (986,927)      (85,185)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (350,997)     (141,479)     (127,963)     (821,581)      (62,807)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                             150            --         3,941        17,870           628
Net transfers(1)                                    10,988            --         4,018      (176,739)       49,915
Contract terminations:
    Surrender benefits and contract charges        (40,996)      (20,400)      (10,170)      (97,278)       (2,349)
    Death benefits                                      --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       (29,858)      (20,400)       (2,211)     (256,147)       48,194
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    861,539       388,834       319,172     3,518,283       159,409
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 480,684     $ 226,955     $ 188,998    $2,440,555      $144,796
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             344,408       239,906       187,822     2,388,892        49,188
Contract purchase payments                              86            --         2,437        12,940           315
Net transfers(1)                                     2,692            --         3,300      (161,731)       23,999
Contract terminations:
    Surrender benefits and contract charges        (20,765)      (14,968)       (7,410)      (79,350)         (842)
    Death benefits                                      --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   326,421       224,938       186,149     2,160,751        72,660
========================================================================================================================




 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      OPPEN GLOBAL
                                                OPPEN CAP       OPPEN       OPPEN HI     OPPEN MAIN     STRATEGIC
                                                APPR VA,     GLOBAL SEC      INC VA,      ST SM CAP        INC
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV        VA, SERV        SERV        VA, SERV      VA, SERV


OPERATIONS
Investment income (loss) -- net                $   (47,074)    $    (199)    $  13,576   $   (23,326)  $   284,723
Net realized gain (loss) on sales of
investments                                         47,591        (9,811)      (35,204)       (8,244)       (6,013)
Distributions from capital gains                        --        36,146            --       118,748        94,328
Net change in unrealized appreciation or
depreciation of investments                     (1,988,285)     (296,218)     (164,688)   (1,044,374)   (1,716,760)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (1,987,768)     (270,082)     (186,316)     (957,196)   (1,343,722)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                          16,526           607           850        10,252       858,754
Net transfers(1)                                   126,157         1,946        49,749          (928)     (669,947)
Contract terminations:
    Surrender benefits and contract charges       (332,805)      (26,880)      (93,870)      (57,804)     (562,544)
    Death benefits                                  (1,953)           --            --            --       (55,609)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      (192,075)      (24,327)      (43,271)      (48,480)     (429,346)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  4,570,190       653,334       286,004     2,483,312     8,728,245
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 2,390,347     $ 358,925     $  56,417   $ 1,477,636   $ 6,955,177
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,757,723       273,772       212,716     1,250,913     6,604,926
Contract purchase payments                          13,097           642         1,073         6,755       705,905
Net transfers(1)                                   167,853        (3,066)       60,472         1,286      (544,167)
Contract terminations:
    Surrender benefits and contract charges       (226,431)      (15,287)      (78,224)      (38,721)     (424,606)
    Death benefits                                  (1,618)           --            --            --       (40,982)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,710,624       256,061       196,037     1,220,233     6,301,076
========================================================================================================================




 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                 PUT VT        PUT VT        PUT VT        PUT VT       VP PTNRS
                                               GRO & INC,     INTL EQ,      RESEARCH,      VISTA,      SM CAP VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL IB         CL IB         CL IB         CL IB         CL 3


OPERATIONS
Investment income (loss) -- net                  $   4,063      $    888       $   (53)     $   (359)   $  (17,558)
Net realized gain (loss) on sales of
investments                                       (103,250)         (305)         (132)          820       (43,889)
Distributions from capital gains                    84,235        18,461            --            --        56,764
Net change in unrealized appreciation or
depreciation of investments                       (183,284)      (82,040)       (2,801)      (14,646)     (496,211)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (198,236)      (62,996)       (2,986)      (14,185)     (500,894)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                             166            --            --            75         7,351
Net transfers(1)                                    (1,267)          951         8,303            --       (95,074)
Contract terminations:
    Surrender benefits and contract charges       (222,035)       (2,154)         (136)       (3,336)      (46,859)
    Death benefits                                 (19,492)           --            --            --        (2,679)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      (242,628)       (1,203)        8,167        (3,261)     (137,261)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    668,578       141,782           596        33,309     1,671,480
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 227,714      $ 77,583       $ 5,777      $ 15,863    $1,033,325
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             514,601        59,343            --        17,406     1,062,021
Contract purchase payments                             146            --            --            --         5,764
Net transfers(1)                                    (2,243)          534         5,616            --       (58,844)
Contract terminations:
    Surrender benefits and contract charges       (205,569)       (1,156)          (45)       (2,010)      (28,535)
    Death benefits                                 (19,101)           --            --            --        (2,282)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   287,834        58,721         5,571        15,396       978,124
========================================================================================================================




 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
                                                  CASH           DIV         DIV EQ          DYN        S&P 500,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           MGMT, CL 3    BOND, CL 3     INC, CL 3     EQ, CL 3        CL 3


OPERATIONS
Investment income (loss) -- net                 $   11,090    $  (60,975)  $   (79,666)    $  (7,378)   $  (17,524)
Net realized gain (loss) on sales of
investments                                            (88)      (73,473)      (83,079)      (27,771)          992
Distributions from capital gains                        --            --       517,718        72,902        58,152
Net change in unrealized appreciation or
depreciation of investments                           (306)     (393,509)   (3,633,882)     (382,181)     (699,041)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           10,696      (527,957)   (3,278,909)     (344,428)     (657,421)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                          32,658     1,252,365     1,042,457           706         4,962
Net transfers(1)                                    65,071      (382,262)    1,387,442        27,316        36,956
Contract terminations:
    Surrender benefits and contract charges       (173,431)     (333,945)     (156,193)      (96,895)      (62,662)
    Death benefits                                  (6,370)      (26,594)      (12,049)       (6,815)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       (82,072)      509,564     2,261,657       (75,688)      (20,744)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,228,884     5,972,207     6,518,029       874,839     1,749,922
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,157,508    $5,953,814   $ 5,500,777     $ 454,723    $1,071,757
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,127,261     5,309,784     3,688,150       705,406       997,586
Contract purchase payments                          28,387     1,165,622       801,138           618         3,107
Net transfers(1)                                    60,537      (390,188)    1,136,977        32,003        27,344
Contract terminations:
    Surrender benefits and contract charges       (151,455)     (291,278)     (103,184)      (90,470)      (43,787)
    Death benefits                                  (5,554)      (23,766)      (13,513)       (5,935)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,059,176     5,770,174     5,509,568       641,622       984,250
========================================================================================================================




 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          RVS VP        SEL
                                                                     SHORT DURATION,  VP GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                                       CL 3        CL 3


OPERATIONS
Investment income (loss) -- net                                        $  (16,326)     $   (464)
Net realized gain (loss) on sales of investments                           (3,475)         (104)
Distributions from capital gains                                               --            --
Net change in unrealized appreciation or depreciation of
investments                                                               (37,374)      (28,500)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (57,175)      (29,068)
=====================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                                                 29,254            --
Net transfers(1)                                                          188,650         2,319
Contract terminations:
    Surrender benefits and contract charges                              (101,656)       (4,025)
    Death benefits                                                             --            --
-----------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            116,248        (1,706)
-----------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         1,435,371        65,446
-----------------------------------------------------------------------------------------------------
Net assets at end of year                                              $1,494,444      $ 34,672
=====================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  1,350,237        40,173
Contract purchase payments                                                 27,899            --
Net transfers(1)                                                          183,560         1,742
Contract terminations:
    Surrender benefits and contract charges                               (97,609)       (3,243)
    Death benefits                                                             --            --
-----------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        1,464,087        38,672
=====================================================================================================




 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for RiverSource(R) Innovations Variable Annuity contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RiverSource(R) Innovations Variable Annuity and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

DIVISION                                       FUND
----------------------------------------------------------------------------------------------------------------

Invesco VI Basic Val, Ser II                   Invesco V.I. Basic Value Fund, Series II Shares
                                                 (previously AIM V.I. Basic Value Fund, Series II Shares)
Invesco VI Cap Dev, Ser II                     Invesco V.I. Capital Development Fund, Series II Shares
                                                 (previously AIM V.I. Capital Development Fund, Series II
                                                 Shares)
Invesco VI Core Eq, Ser II                     Invesco V.I. Core Equity Fund, Series II Shares
                                                 (previously AIM V.I. Core Equity Fund, Series II Shares)
AB VPS Bal Wealth Strategy, Cl B               AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class
                                                 B)(1)
AB VPS Global Thematic Gro, Cl B               AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
                                                 (previously AllianceBernstein VPS Global Technology Portfolio
                                                 (Class B))
AB VPS Gro & Inc, Cl B                         AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B                        AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
Fid VIP Contrafund, Serv Cl 2                  Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2                         Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2                     Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2                    Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2             FTVIPT Franklin Global Real Estate Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2              FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2                 FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2                      FTVIPT Templeton Foreign Securities Fund - Class 2
MFS Inv Gro Stock, Serv Cl                     MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                           MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl                      MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl                         MFS(R) Utilities Series - Service Class
Oppen Cap Appr VA, Serv                        Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA, Serv                      Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA, Serv                          Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv                  Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Serv            Oppenheimer Global Strategic Income Fund/VA, Service Shares
                                                 (previously Oppenheimer Strategic Bond Fund/VA, Service
                                                 Shares)
Put VT Gro & Inc, Cl IB                        Putnam VT Growth and Income Fund - Class IB Shares
Put VT Intl Eq, Cl IB                          Putnam VT International Equity Fund - Class IB Shares
Put VT Research, Cl IB                         Putnam VT Research Fund - Class IB Shares
Put VT Vista, Cl IB                            Putnam VT Vista Fund - Class IB Shares
VP Ptnrs Sm Cap Val, Cl 3                      RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3)
                                                 (previously RVST RiverSource Partners Variable
                                                 Portfolio - Small Cap Value Fund)
RVS VP Cash Mgmt, Cl 3                         RVST RiverSource Variable Portfolio - Cash Management Fund (Class
                                                 3)
RVS VP Div Bond, Cl 3                          RVST RiverSource Variable Portfolio - Diversified Bond Fund
                                                 (Class 3)
RVS VP Div Eq Inc, Cl 3                        RVST RiverSource Variable Portfolio - Diversified Equity Income
                                                 Fund (Class 3)
RVS VP Dyn Eq, Cl 3                            RVST RiverSource Variable Portfolio - Dynamic Equity Fund (Class
                                                 3)
RVS VP S&P 500, Cl 3                           RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class
                                                 3)
RVS VP Short Duration, Cl 3                    RVST RiverSource Variable Portfolio - Short Duration U.S.
                                                 Government Fund (Class 3)
Sel VP Gro, Cl 3                               RVST Seligman Variable Portfolio - Growth Fund (Class 3)
----------------------------------------------------------------------------------------------------------------





 (1)AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  25

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

   Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

   Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

   Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the state. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis to a range from 0.85% to 1.50% of the average daily net assets of each subaccount depending on the contract and death benefit option selected.

RiverSource Life of NY also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by RiverSource Life of NY such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.


--------------------------------------------------------------------------------
26  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

4. CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $40 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. This charge may be waived based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES
RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 0.970% to 0.120%.

For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation, an affiliate of RiverSource Life of NY. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc., the parent of RiverSource Life of NY, (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.

In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2009 were as follows:

DIVISION                                       PURCHASES
---------------------------------------------------------------
Invesco VI Basic Val, Ser II                   $   49,600
Invesco VI Cap Dev, Ser II                             --
Invesco VI Core Eq, Ser II                          1,038
AB VPS Bal Wealth Strategy, Cl B                    5,643
AB VPS Global Thematic Gro, Cl B                       75
AB VPS Gro & Inc, Cl B                             40,730
AB VPS Lg Cap Gro, Cl B                               750
Fid VIP Contrafund, Serv Cl 2                     672,495
Fid VIP Gro, Serv Cl 2                              6,896
Fid VIP Mid Cap, Serv Cl 2                        341,589
Fid VIP Overseas, Serv Cl 2                        22,542
FTVIPT Frank Global Real Est, Cl 2                 17,927
FTVIPT Frank Sm Cap Val, Cl 2                      47,807
FTVIPT Frank Sm Mid Cap Gro, Cl 2                  26,871
FTVIPT Mutual Shares Sec, Cl 2                    117,123


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  27

DIVISION                                       PURCHASES
---------------------------------------------------------------
FTVIPT Temp For Sec, Cl 2                      $  128,938
MFS Inv Gro Stock, Serv Cl                          1,129
MFS New Dis, Serv Cl                                  909
MFS Total Return, Serv Cl                         198,596
MFS Utilities, Serv Cl                             29,491
Oppen Cap Appr VA, Serv                            97,180
Oppen Global Sec VA, Serv                          30,904
Oppen Hi Inc VA, Serv                              21,874
Oppen Main St Sm Cap VA, Serv                      55,628
Oppen Global Strategic Inc VA, Serv             1,462,291
Put VT Gro & Inc, Cl IB                             7,753
Put VT Intl Eq, Cl IB                                 260
Put VT Research, Cl IB                                282
Put VT Vista, Cl IB                                   224
VP Ptnrs Sm Cap Val, Cl 3                          41,929
RVS VP Cash Mgmt, Cl 3                          1,532,301
RVS VP Div Bond, Cl 3                           2,565,368
RVS VP Div Eq Inc, Cl 3                         1,180,878
RVS VP Dyn Eq, Cl 3                                36,260
RVS VP S&P 500, Cl 3                              150,492
RVS VP Short Duration, Cl 3                       678,415
Sel VP Gro, Cl 3                                      407
---------------------------------------------------------------



8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2009:


                                                                                        AB VPS BAL      AB VPS
                                              INVESCO VI    INVESCO VI    INVESCO VI      WEALTH        GLOBAL
                                              BASIC VAL,     CAP DEV,      CORE EQ,    STRATEGY, CL    THEMATIC
SUBACCOUNT                                      SER II        SER II        SER II           B         GRO, CL B
                                             --------------------------------------------------------------------
1.00%                                            $1.30         $1.61         $1.01         $1.01         $1.51
1.05%                                             0.79          0.89            --          1.01          0.91
1.10%                                             1.29          1.60          1.01          1.01          1.50
1.15%                                             0.83          1.04            --          1.01          0.91
1.20%                                             0.79          0.88            --          1.01          0.91
1.25%                                             1.28          1.59          1.00          1.01          1.49
1.30%                                             1.28          1.58          1.00          1.01          1.48
1.35%                                             1.27          1.58          1.00          1.01          1.48
1.40%                                             1.27          1.57          1.00          1.01          1.47
1.50%                                             0.82          1.02            --          1.01          0.90
1.55%                                             1.26          1.55          0.99          1.01          1.46
1.65%                                             1.25          1.54          0.99          1.01          1.45
1.70%                                             0.81          1.01            --          1.00          0.90
1.80%                                               --          0.69            --            --          0.77
1.90%                                               --          0.69            --            --          0.77
2.00%                                               --          0.69            --            --          0.76
-----------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
28  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

                                                AB VPS        AB VPS        FID VIP       FID VIP       FID VIP
                                              GRO & INC,    LG CAP GRO,   CONTRAFUND,    GRO, SERV     MID CAP,
SUBACCOUNT                                       CL B          CL B        SERV CL 2       CL 2        SERV CL 2
                                             --------------------------------------------------------------------
1.00%                                            $1.31         $1.40         $1.71         $1.29         $2.24
1.05%                                             0.85            --          0.97          0.89          1.03
1.10%                                             1.30          1.39          1.70          1.28          2.23
1.15%                                             0.89            --          1.15          0.92          1.29
1.20%                                             0.84            --          0.97          0.89          1.02
1.25%                                             1.29          1.38          1.68          1.27          2.21
1.30%                                             1.28          1.37          1.68          1.27          2.20
1.35%                                             1.29          1.37          1.67          1.26          2.19
1.40%                                             1.29          1.36          1.66          1.26          2.18
1.50%                                             0.88            --          1.13          0.91          1.26
1.55%                                             1.26          1.35          1.65          1.25          2.16
1.65%                                             1.25          1.34          1.64          1.24          2.15
1.70%                                             0.87            --          1.12          0.90          1.25
1.80%                                             0.67            --          0.75            --          0.79
1.90%                                             0.67            --          0.75            --          0.79
2.00%                                             0.66            --          0.75            --          0.79
-----------------------------------------------------------------------------------------------------------------





                                                              FTVIPT                      FTVIPT        FTVIPT
                                                FID VIP    FRANK GLOBAL     FTVIPT     FRANK SM MID     MUTUAL
                                               OVERSEAS,   REAL EST, CL  FRANK SM CAP   CAP GRO, CL     SHARES
SUBACCOUNT                                     SERV CL 2         2         VAL, CL 2         2         SEC, CL 2
                                             --------------------------------------------------------------------
1.00%                                            $1.95         $1.25         $1.86         $1.61         $1.46
1.05%                                             0.93            --            --          0.98          0.91
1.10%                                             1.93          1.24          1.85          1.60          1.45
1.15%                                             1.15            --            --          1.01          1.06
1.20%                                             0.93            --            --          0.97          0.91
1.25%                                             1.91          1.23          1.83          1.59          1.43
1.30%                                             1.91          1.22          1.82          1.58          1.43
1.35%                                             1.90          1.25          1.81          1.58          1.42
1.40%                                             1.89          1.21          1.81          1.57          1.42
1.50%                                             1.13            --            --          0.99          1.04
1.55%                                             1.87          1.20          1.79          1.56          1.40
1.65%                                             1.86          1.22          1.78          1.54          1.39
1.70%                                             1.12            --            --          0.98          1.03
1.80%                                             0.68            --            --            --            --
1.90%                                             0.68            --            --            --            --
2.00%                                             0.68            --            --            --            --
-----------------------------------------------------------------------------------------------------------------





                                                                                            MFS
                                                FTVIPT        MFS INV         MFS          TOTAL          MFS
                                               TEMP FOR     GRO STOCK,     NEW DIS,       RETURN,     UTILITIES,
SUBACCOUNT                                     SEC, CL 2      SERV CL       SERV CL       SERV CL       SERV CL
                                             --------------------------------------------------------------------
1.00%                                            $2.02         $1.41         $1.68         $1.34         $2.63
1.05%                                               --          1.03          1.12          1.02          1.26
1.10%                                             2.00          1.40          1.67          1.33          2.61
1.15%                                               --          1.06          1.18          1.05          1.61
1.20%                                               --          1.03          1.11          1.01          1.25
1.25%                                             1.98          1.38          1.65          1.32          2.58
1.30%                                             1.97          1.38          1.65          1.31          2.57
1.35%                                             2.00          1.37          1.64          1.31          2.56
1.40%                                             1.96          1.37          1.64          1.30          2.56
1.50%                                               --          1.04          1.15          1.03          1.58
1.55%                                             1.94          1.35          1.62          1.29          2.53
1.65%                                             1.96          1.34          1.61          1.28          2.51
1.70%                                               --          1.03          1.14          1.02          1.57
1.80%                                               --            --            --          0.86          0.83
1.90%                                               --            --            --          0.86          0.83
2.00%                                               --            --            --          0.86          0.83
-----------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  29

                                                                                                        OPPEN GLOBAL
                                                  OPPEN CAP       OPPEN       OPPEN HI     OPPEN MAIN     STRATEGIC
                                                  APPR VA,     GLOBAL SEC      INC VA,      ST SM CAP        INC
SUBACCOUNT                                          SERV        VA, SERV        SERV        VA, SERV      VA, SERV
                                                --------------------------------------------------------------------
1.00%                                               $1.38         $2.04         $0.36         $1.81         $1.41
1.05%                                                0.95          1.00            --          0.89          1.15
1.10%                                                1.37          2.03          0.36          1.80          1.40
1.15%                                                0.97          1.19            --          1.04          1.18
1.20%                                                0.94          0.99            --          0.89          1.14
1.25%                                                1.35          2.01          0.36          1.78          1.38
1.30%                                                1.35          2.00          0.35          1.77          1.38
1.35%                                                1.34          2.00          0.35          1.77          1.37
1.40%                                                1.34          1.99          0.35          1.76          1.37
1.50%                                                0.95          1.17            --          1.02          1.15
1.55%                                                1.33          1.97          0.35          1.75          1.36
1.65%                                                1.32          1.96          0.35          1.73          1.35
1.70%                                                0.94          1.16            --          1.01          1.14
1.80%                                                0.73          0.76            --          0.77          1.00
1.90%                                                0.73          0.76            --          0.77          1.00
2.00%                                                0.73          0.76            --          0.77          0.99
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT        PUT VT        PUT VT        PUT VT       VP PTNRS
                                                 GRO & INC,     INTL EQ,      RESEARCH,      VISTA,      SM CAP VAL,
SUBACCOUNT                                          CL IB         CL IB         CL IB         CL IB         CL 3
                                                --------------------------------------------------------------------
1.00%                                               $1.28         $1.66         $1.30         $1.42         $1.91
1.05%                                                  --          0.89            --          0.81          0.97
1.10%                                                1.27          1.64          1.29          1.41          1.90
1.15%                                                  --          1.08            --          0.93          1.12
1.20%                                                  --          0.89            --          0.81          0.96
1.25%                                                1.26          1.63          1.28          1.40          1.88
1.30%                                                1.25          1.62          1.27          1.39          1.88
1.35%                                                1.25          1.62          1.27          1.39          1.87
1.40%                                                0.97          1.61          1.26          1.38          1.86
1.50%                                                  --          1.06            --          0.91          1.10
1.55%                                                1.23          1.59          1.25          1.37          1.84
1.65%                                                1.22          1.58          1.24          1.36          1.83
1.70%                                                  --          1.05            --          0.90          1.09
1.80%                                                  --            --            --            --          0.84
1.90%                                                  --            --            --            --          0.84
2.00%                                                  --            --            --            --          0.83
--------------------------------------------------------------------------------------------------------------------





                                                     RVS           RVS           RVS           RVS           RVS
                                                   VP CASH       VP DIV        VP DIV        VP DYN      VP S&P 500,
SUBACCOUNT                                       MGMT, CL 3    BOND, CL 3   EQ INC, CL 3    EQ, CL 3        CL 3
                                                --------------------------------------------------------------------
1.00%                                               $1.08         $1.19         $1.89         $0.78         $1.39
1.05%                                                1.06          1.14          0.90          0.82          0.92
1.10%                                                1.08          1.19          1.87          0.77          1.38
1.15%                                                1.09          1.14          1.10          0.88          0.97
1.20%                                                1.05          1.14          0.89          0.81          0.91
1.25%                                                1.07          1.17          1.86          0.77          1.36
1.30%                                                1.06          1.17          1.85          0.87          1.36
1.35%                                                1.06          1.17          1.84          0.87          1.35
1.40%                                                1.14          1.33          1.84          0.86          1.35
1.50%                                                1.07          1.12          1.08          0.86          0.95
1.55%                                                1.05          1.15          1.82          0.86          1.34
1.65%                                                1.04          1.14          1.81          0.76          1.33
1.70%                                                1.06          1.11          1.07          0.85          0.94
1.80%                                                0.99          1.05          0.70          0.66          0.73
1.90%                                                0.99          1.04          0.70          0.66          0.73
2.00%                                                0.99          1.04          0.70          0.65          0.73
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
30  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

                                                                            RVS
                                                                         VP SHORT         SEL
                                                                       DURATION, CL     VP GRO,
SUBACCOUNT                                                                   3           CL 3
                                                                       --------------------------
1.00%                                                                      $1.08         $1.21
1.05%                                                                       1.08          0.85
1.10%                                                                       1.07          1.20
1.15%                                                                       1.08          0.93
1.20%                                                                       1.07          0.85
1.25%                                                                       1.06          1.19
1.30%                                                                       1.06          1.19
1.35%                                                                       1.05          1.18
1.40%                                                                       1.05          1.18
1.50%                                                                       1.06          0.91
1.55%                                                                       1.04          1.17
1.65%                                                                       1.03          1.16
1.70%                                                                       1.05          0.90
1.80%                                                                       1.00          0.69
1.90%                                                                       1.00          0.69
2.00%                                                                       1.00          0.69
-------------------------------------------------------------------------------------------------




The following is a summary of units outstanding at Dec. 31, 2009:


                                                                                        AB VPS BAL      AB VPS
                                              INVESCO VI    INVESCO VI    INVESCO VI      WEALTH        GLOBAL
                                              BASIC VAL,     CAP DEV,      CORE EQ,    STRATEGY, CL    THEMATIC
SUBACCOUNT                                      SER II        SER II        SER II           B         GRO, CL B
                                             --------------------------------------------------------------------
1.00%                                             2,699           --            --          2,628         7,368
1.05%                                                --           --            --             --            --
1.10%                                           126,685       33,954         9,070        101,741        63,173
1.15%                                            84,828           --            --         10,465            --
1.20%                                                --           --            --             --            --
1.25%                                                --           --            --             --            --
1.30%                                            32,655        8,450            --         54,066            --
1.35%                                           225,652       39,395            --         89,104            --
1.40%                                            27,690           --            --             58         3,394
1.50%                                            78,474           --            --         17,026            --
1.55%                                            14,232           --            --             --            --
1.65%                                            42,614        3,371            --         16,466        28,144
1.70%                                               761           --            --             --            --
1.80%                                                --           --            --             --            --
1.90%                                                --           --            --             --            --
2.00%                                                --           --            --             --            --
-----------------------------------------------------------------------------------------------------------------
Total                                           636,290       85,170         9,070        291,554       102,079
-----------------------------------------------------------------------------------------------------------------





                                                   AB VPS        AB VPS        FID VIP       FID VIP       FID VIP
                                                 GRO & INC,    LG CAP GRO,   CONTRAFUND,    GRO, SERV     MID CAP,
SUBACCOUNT                                          CL B          CL B        SERV CL 2       CL 2        SERV CL 2
                                                --------------------------------------------------------------------
1.00%                                                  959         1,957         70,843        1,840         20,928
1.05%                                                   --            --        240,374           --        236,016
1.10%                                              136,011         4,870      1,050,877       94,546        307,437
1.15%                                               10,464            --        702,261           --        101,483
1.20%                                                   --            --        200,241           --        244,977
1.25%                                                   --            --        211,165       18,550         89,627
1.30%                                                5,765         6,055        489,260        5,297        157,196
1.35%                                              202,900        18,760      1,597,816       79,677        335,147
1.40%                                               12,420        71,791        254,662       55,118        178,691
1.50%                                                   --            --      1,329,012           --        294,177
1.55%                                                   --            --        157,454           --         84,438
1.65%                                              347,538        57,756        149,147      134,254        393,989
1.70%                                                   --            --        214,580           --        181,135
1.80%                                                   --            --          2,441           --             --
1.90%                                                   --            --         18,413           --         23,558
2.00%                                                   --            --             --           --             --
--------------------------------------------------------------------------------------------------------------------
Total                                              716,057       161,189      6,688,546      389,282      2,648,799
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  31

                                                                 FTVIPT                      FTVIPT        FTVIPT
                                                   FID VIP    FRANK GLOBAL     FTVIPT     FRANK SM MID     MUTUAL
                                                  OVERSEAS,   REAL EST, CL  FRANK SM CAP   CAP GRO, CL     SHARES
SUBACCOUNT                                        SERV CL 2         2         VAL, CL 2         2         SEC, CL 2
                                                --------------------------------------------------------------------
1.00%                                                6,423         9,301         1,794        12,556         50,547
1.05%                                                   --            --            --            --             --
1.10%                                               56,015         8,282        62,334        99,829        470,098
1.15%                                               27,129            --            --         9,976         15,927
1.20%                                                   --            --            --            --             --
1.25%                                                4,542         1,153        11,920        16,760        171,036
1.30%                                               12,949        52,930        18,718        57,132         86,602
1.35%                                              155,048        26,870       112,438       288,270        627,336
1.40%                                               11,802            --         8,591        15,880        214,231
1.50%                                               33,787            --            --         4,517         50,372
1.55%                                                3,796         9,852         4,766         5,308         27,422
1.65%                                               15,965        12,657        18,511        64,835        241,472
1.70%                                                  270            --            --            --             --
1.80%                                                2,668            --            --            --             --
1.90%                                                   --            --            --            --             --
2.00%                                                   --            --            --            --             --
--------------------------------------------------------------------------------------------------------------------
Total                                              330,394       121,045       239,072       575,063      1,955,043
--------------------------------------------------------------------------------------------------------------------





                                                                                               MFS
                                                   FTVIPT        MFS INV         MFS          TOTAL          MFS
                                                  TEMP FOR     GRO STOCK,     NEW DIS,       RETURN,     UTILITIES,
SUBACCOUNT                                        SEC, CL 2      SERV CL       SERV CL       SERV CL       SERV CL
                                                --------------------------------------------------------------------
1.00%                                                4,900         4,619           978         23,850          --
1.05%                                                   --            --            --             --          --
1.10%                                              104,779       100,930        60,690        606,661      42,487
1.15%                                                   --            --         8,795          5,020       6,366
1.20%                                                   --            --            --             --          --
1.25%                                               34,456        12,300        15,261         79,432          --
1.30%                                               24,786         6,105            --         15,223       1,313
1.35%                                              131,617        82,930        78,614      1,000,856       1,596
1.40%                                               12,494            --        15,847         60,410       1,649
1.50%                                                   --            --            --          1,981          --
1.55%                                                   --            --            --         38,262       5,092
1.65%                                               50,440         3,775            --        104,191       3,693
1.70%                                                   --            --            --             --          --
1.80%                                                   --            --            --             --          --
1.90%                                                   --            --            --             --          --
2.00%                                                   --            --            --             --          --
--------------------------------------------------------------------------------------------------------------------
Total                                              363,472       210,659       180,185      1,935,886      62,196
--------------------------------------------------------------------------------------------------------------------





                                                                                                        OPPEN GLOBAL
                                                  OPPEN CAP       OPPEN       OPPEN HI     OPPEN MAIN     STRATEGIC
                                                  APPR VA,     GLOBAL SEC      INC VA,      ST SM CAP        INC
SUBACCOUNT                                          SERV        VA, SERV        SERV        VA, SERV      VA, SERV
                                                --------------------------------------------------------------------
1.00%                                                33,113          579        12,353         10,913       100,390
1.05%                                                    --           --            --             --       727,180
1.10%                                               443,785       95,947       114,249        224,930       640,071
1.15%                                               222,001           --            --         66,584       335,206
1.20%                                                    --           --            --             --       540,575
1.25%                                                22,386        1,107            --         20,164       511,862
1.30%                                               237,248        6,732         6,297         24,188       328,336
1.35%                                               954,183       52,554        53,834        228,501       996,249
1.40%                                                59,172       12,719         1,116         53,115       446,880
1.50%                                               314,948       23,521            --        147,398       694,148
1.55%                                                28,303           --            --         40,940       273,665
1.65%                                               149,741       41,693         3,061        352,163       245,058
1.70%                                                34,493           --            --             --       685,379
1.80%                                                 2,508           --            --          2,499            --
1.90%                                                    --           --            --             --        62,752
2.00%                                                    --           --            --             --            --
--------------------------------------------------------------------------------------------------------------------
Total                                             2,501,881      234,852       190,910      1,171,395     6,587,751
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
32  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

                                                   PUT VT        PUT VT        PUT VT        PUT VT       VP PTNRS
SUBACCOUNT                                       GRO & INC,     INTL EQ,      RESEARCH,      VISTA,      SM CAP VAL,
----------                                          CL IB         CL IB         CL IB         CL IB         CL 3
                                                --------------------------------------------------------------------
1.00%                                               11,059        6,517            --            --          2,188
1.05%                                                   --           --            --            --             --
1.10%                                                   --        1,150         5,717            --          1,025
1.15%                                                   --           --            --            --        218,193
1.20%                                                   --           --            --            --             --
1.25%                                                3,361        3,351            --            --             --
1.30%                                                   --           --            --         5,668        121,933
1.35%                                               16,971        5,976            --           873        223,285
1.40%                                              178,820       28,823            --         1,082          2,116
1.50%                                                   --           --            --            --        301,937
1.55%                                                   --           --            --            --         16,442
1.65%                                                   --           --            --         7,708          3,174
1.70%                                                   --           --            --            --         32,995
1.80%                                                   --           --            --            --          2,263
1.90%                                                   --           --            --            --             --
2.00%                                                   --           --            --            --             --
--------------------------------------------------------------------------------------------------------------------
Total                                              210,211       45,817         5,717        15,331        925,551
--------------------------------------------------------------------------------------------------------------------





                                                     RVS           RVS           RVS           RVS           RVS
                                                   VP CASH       VP DIV        VP DIV        VP DYN      VP S&P 500,
SUBACCOUNT                                       MGMT, CL 3    BOND, CL 3   EQ INC, CL 3    EQ, CL 3        CL 3
                                                --------------------------------------------------------------------
1.00%                                                 4,766         7,438        11,150           --         4,962
1.05%                                               212,255       958,112       977,668           --            --
1.10%                                                21,726       233,561        67,853           --       250,439
1.15%                                                16,541        94,817       456,431       92,776            --
1.20%                                               129,753       748,059       892,973           --            --
1.25%                                                89,406       591,867       255,499           --        47,951
1.30%                                                19,596        76,991       320,677       68,263        73,513
1.35%                                               254,358     1,132,586       648,761      247,036       426,243
1.40%                                               191,821       589,654       288,949      121,020            --
1.50%                                               386,798       720,070     1,178,705      100,295        15,801
1.55%                                                46,633       234,055       156,378       10,084         5,844
1.65%                                                80,664        27,688           984        2,532        55,742
1.70%                                               209,107       945,963       789,909        1,442            --
1.80%                                               159,878            --            --           --         2,363
1.90%                                                13,336        77,955        96,675           --            --
2.00%                                                    --            --            --           --            --
--------------------------------------------------------------------------------------------------------------------
Total                                             1,836,638     6,438,816     6,142,612      643,448       882,858
--------------------------------------------------------------------------------------------------------------------





                                                                            RVS
                                                                         VP SHORT         SEL
SUBACCOUNT                                                             DURATION, CL       VP
----------                                                                   3         GRO, CL 3
                                                                       --------------------------
1.00%                                                                        3,420          --
1.05%                                                                      128,636          --
1.10%                                                                      284,606      18,751
1.15%                                                                       26,615          --
1.20%                                                                       85,499          --
1.25%                                                                      153,707          --
1.30%                                                                       94,208          --
1.35%                                                                      457,342      12,438
1.40%                                                                       95,916          --
1.50%                                                                       86,619          --
1.55%                                                                       62,535          --
1.65%                                                                      149,694          --
1.70%                                                                      138,998          --
1.80%                                                                           --          --
1.90%                                                                        8,382          --
2.00%                                                                           --          --
-------------------------------------------------------------------------------------------------
Total                                                                    1,776,177      31,189
-------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  33

The following is a summary of net assets at Dec. 31, 2009:


                                                                                        AB VPS BAL      AB VPS
                                              INVESCO VI    INVESCO VI    INVESCO VI      WEALTH        GLOBAL
                                              BASIC VAL,     CAP DEV,      CORE EQ,    STRATEGY, CL    THEMATIC
SUBACCOUNT                                      SER II        SER II        SER II           B         GRO, CL B
                                             --------------------------------------------------------------------
1.00%                                          $  3,544      $     71       $  100       $  2,665      $ 11,159
1.05%                                                60            68           --             82            67
1.10%                                           163,992        54,432        9,132        103,085        95,026
1.15%                                            70,806            52           --         10,596            67
1.20%                                                60            68           --             81            67
1.25%                                               140            94           99             81            68
1.30%                                            41,694        13,363           99         54,643            68
1.35%                                           287,172        62,091           99         89,995            86
1.40%                                            35,122            69           98             59         5,003
1.50%                                            64,322            51           --         17,164            66
1.55%                                            17,868            69           98             81            67
1.65%                                            53,139         5,205           98         16,568        40,779
1.70%                                               619            51           --             81            66
1.80%                                                --            68           --             --            74
1.90%                                                --            68           --             --            74
2.00%                                                --            68           --             --            74
-----------------------------------------------------------------------------------------------------------------
Total                                          $738,538      $135,888       $9,823       $295,181      $152,811
-----------------------------------------------------------------------------------------------------------------





                                                   AB VPS        AB VPS        FID VIP       FID VIP       FID VIP
                                                 GRO & INC,    LG CAP GRO,   CONTRAFUND,    GRO, SERV     MID CAP,
SUBACCOUNT                                          CL B          CL B        SERV CL 2       CL 2        SERV CL 2
                                                --------------------------------------------------------------------
1.00%                                             $  1,290      $  2,773     $  121,190     $  2,410     $   46,977
1.05%                                                  128            --        233,984          136        242,974
1.10%                                              177,138         6,766      1,785,585      121,419        685,404
1.15%                                                9,348            --        810,688          110        130,473
1.20%                                                  127            --        193,879          135        250,877
1.25%                                                   84           100        355,088       23,581        197,763
1.30%                                                7,407         8,299        820,015        6,710        345,728
1.35%                                              261,929        25,614      2,669,244      100,595        734,601
1.40%                                               15,980        97,731        423,927       69,356        390,339
1.50%                                                   88            --      1,506,829          109        371,466
1.55%                                                   86            99        259,454          128        182,625
1.65%                                              436,006        77,296        244,122      166,064        846,130
1.70%                                                   87            --        240,812          108        226,394
1.80%                                                   83            --          1,943           --            117
1.90%                                                   83            --         13,802           --         18,619
2.00%                                                   83            --            109           --            117
--------------------------------------------------------------------------------------------------------------------
Total                                             $909,947      $218,678     $9,680,671     $490,861     $4,670,604
--------------------------------------------------------------------------------------------------------------------





                                                                 FTVIPT                      FTVIPT        FTVIPT
                                                   FID VIP    FRANK GLOBAL     FTVIPT     FRANK SM MID     MUTUAL
                                                  OVERSEAS,   REAL EST, CL  FRANK SM CAP   CAP GRO, CL     SHARES
SUBACCOUNT                                        SERV CL 2         2         VAL, CL 2         2         SEC, CL 2
                                                --------------------------------------------------------------------
1.00%                                             $ 12,489      $ 11,590      $  3,363      $ 20,274     $   73,552
1.05%                                                   76            --            --           100             78
1.10%                                              108,219        10,249       115,057       160,101        679,416
1.15%                                               31,188            --            --        10,103         16,805
1.20%                                                   76            --            --            99             77
1.25%                                                8,689         1,413        21,860        26,607        244,686
1.30%                                               24,712        64,622        34,082        90,389        123,468
1.35%                                              294,502        33,555       204,028       454,519        891,545
1.40%                                               22,339            81        15,537        24,953        303,376
1.50%                                               38,198            --            --         4,494         52,203
1.55%                                                7,127        11,826         8,533         8,257         38,436
1.65%                                               29,708        15,487        32,913       100,161        336,187
1.70%                                                  302            --            --            74             76
1.80%                                                1,889            --            --            --             --
1.90%                                                   67            --            --            --             --
2.00%                                                   67            --            --            --             --
--------------------------------------------------------------------------------------------------------------------
Total                                             $579,648      $148,823      $435,373      $900,131     $2,759,905
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
34  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

                                                                                               MFS
                                                   FTVIPT        MFS INV         MFS          TOTAL          MFS
                                                  TEMP FOR     GRO STOCK,     NEW DIS,       RETURN,     UTILITIES,
SUBACCOUNT                                        SEC, CL 2      SERV CL       SERV CL       SERV CL       SERV CL
                                                --------------------------------------------------------------------
1.00%                                             $  9,874      $  6,490      $  1,719     $   31,922     $    122
1.05%                                                   --            79            86            103          127
1.10%                                              209,703       140,846       101,328        806,425      110,784
1.15%                                                   --            51        10,336          5,283       10,252
1.20%                                                   --            78            85            102          127
1.25%                                               68,262        16,991        25,222        104,517          120
1.30%                                               48,937         8,404           148         19,962        3,496
1.35%                                              263,509       113,776       129,042      1,307,994        4,093
1.40%                                               24,500            55        25,926         78,684        4,213
1.50%                                                   --            52            86          2,124          119
1.55%                                                   86            54            73         49,388       12,878
1.65%                                               98,952         5,075            73        133,416        9,277
1.70%                                                   --            51            85             77          117
1.80%                                                   --            --            --             86          100
1.90%                                                   --            --            --             85          100
2.00%                                                   --            --            --             85          100
--------------------------------------------------------------------------------------------------------------------
Total                                             $723,823      $292,002      $294,209     $2,540,253     $156,025
--------------------------------------------------------------------------------------------------------------------





                                                                                                        OPPEN GLOBAL
                                                  OPPEN CAP       OPPEN       OPPEN HI     OPPEN MAIN     STRATEGIC
                                                  APPR VA,     GLOBAL SEC      INC VA,      ST SM CAP        INC
SUBACCOUNT                                          SERV        VA, SERV        SERV        VA, SERV      VA, SERV
                                                --------------------------------------------------------------------
1.00%                                            $   45,582     $  1,310       $ 4,475     $   19,771    $  141,345
1.05%                                                   168          151            --             91       836,736
1.10%                                               606,816      194,854        41,111        404,704       895,065
1.15%                                               215,198          118            --         69,191       394,086
1.20%                                                   167          150            --             91       618,720
1.25%                                                30,299        2,223            94         35,914       708,559
1.30%                                               319,950       13,483         2,234         42,934       452,842
1.35%                                             1,282,702      104,926        19,043        404,213     1,369,552
1.40%                                                79,275       25,306           394         93,642       612,346
1.50%                                               299,863       27,567            --        150,442       801,699
1.55%                                                37,531          123            94         71,493       371,267
1.65%                                               197,232       81,558         1,061        610,391       330,105
1.70%                                                32,505          115            --             76       783,346
1.80%                                                 1,976          114            --          2,000            76
1.90%                                                   143          114            --             74        62,532
2.00%                                                   143          114            --             74            75
--------------------------------------------------------------------------------------------------------------------
Total                                            $3,149,550     $452,226       $68,506     $1,905,101    $8,378,351
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT        PUT VT        PUT VT        PUT VT       VP PTNRS
                                                 GRO & INC,     INTL EQ,      RESEARCH,      VISTA,      SM CAP VAL,
SUBACCOUNT                                          CL IB         CL IB         CL IB         CL IB         CL 3
                                                --------------------------------------------------------------------
1.00%                                             $ 14,159       $10,789       $   61        $    64     $    4,190
1.05%                                                   --            89           --             62             75
1.10%                                                   72         1,891        7,380             65          1,949
1.15%                                                   --            54           --            142        244,788
1.20%                                                   --            89           --             62             75
1.25%                                                4,231         5,454           60             63             82
1.30%                                                   88            74           59          7,893        228,732
1.35%                                               21,217         9,662           59          1,212        417,435
1.40%                                              174,197        46,437           59          1,496          3,941
1.50%                                                   --            53           --            141        332,723
1.55%                                                   76            73           59             62         30,323
1.65%                                                   86            76           58         10,481          5,814
1.70%                                                   --            52           --            141         35,989
1.80%                                                   --            --           --             --          1,955
1.90%                                                   --            --           --             --             61
2.00%                                                   --            --           --             --             60
--------------------------------------------------------------------------------------------------------------------
Total                                             $214,126       $74,793       $7,795        $21,884     $1,308,192
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  35

                                                     RVS           RVS           RVS           RVS           RVS
                                                   VP CASH       VP DIV        VP DIV        VP DYN      VP S&P 500,
SUBACCOUNT                                       MGMT, CL 3    BOND, CL 3   EQ INC, CL 3    EQ, CL 3        CL 3
                                                --------------------------------------------------------------------
1.00%                                            $    5,163    $    8,867    $   21,046     $     79     $    6,877
1.05%                                               225,003     1,093,948       875,309           83             71
1.10%                                                23,404       277,946       127,201           78        344,758
1.15%                                                17,972       108,053       503,437       81,590             50
1.20%                                               136,842       849,502       795,181           82             70
1.25%                                                95,435       694,217       474,187           77         65,455
1.30%                                                20,840        89,886       593,202       59,574         99,823
1.35%                                               269,648     1,320,687     1,195,780      215,023        576,849
1.40%                                               217,783       785,545       530,742      103,639             94
1.50%                                               412,982       806,751     1,276,839       86,631         15,020
1.55%                                                48,799       269,541       284,384        8,687          7,802
1.65%                                                83,778        31,562         1,776        1,920         73,918
1.70%                                               221,002     1,049,110       846,975        1,233             48
1.80%                                               158,723         2,093            52           80          1,790
1.90%                                                13,209        81,375        67,563           80             54
2.00%                                                 2,053         2,084            52           80             54
--------------------------------------------------------------------------------------------------------------------
Total                                            $1,952,636    $7,471,167    $7,593,726     $558,936     $1,192,733
--------------------------------------------------------------------------------------------------------------------





                                                                            RVS
                                                                         VP SHORT         SEL
                                                                       DURATION, CL       VP
SUBACCOUNT                                                                   3         GRO, CL 3
                                                                       --------------------------
1.00%                                                                   $    3,681      $    50
1.05%                                                                      138,662           66
1.10%                                                                      305,484       22,534
1.15%                                                                       28,819           48
1.20%                                                                       91,671           66
1.25%                                                                      163,378           50
1.30%                                                                       99,513           49
1.35%                                                                      481,576       14,690
1.40%                                                                      100,728           49
1.50%                                                                       92,127          138
1.55%                                                                       64,994           49
1.65%                                                                      154,430           49
1.70%                                                                      146,328          135
1.80%                                                                        2,004           52
1.90%                                                                        8,363           51
2.00%                                                                        1,995           51
-------------------------------------------------------------------------------------------------
Total                                                                   $1,883,753      $38,127
-------------------------------------------------------------------------------------------------




9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2009 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense.

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
INVESCO VI BASIC VAL, SER II
2009          636   $1.30  to  $0.81     $739          1.23%    1.00%   to  1.70%    46.27%    to   45.25%
2008          636   $0.89  to  $0.56     $503          0.54%    1.00%   to  1.70%   (52.38%)   to  (52.72%)
2007          597   $1.87  to  $1.18   $1,009          0.33%    1.00%   to  1.70%     0.35%    to   (0.35%)
2006          642   $1.86  to  $1.19   $1,075          0.13%    1.00%   to  1.70%    11.82%    to   11.04%
2005          636   $1.67  to  $1.07     $954          0.00%    1.00%   to  1.70%     4.39%    to    3.66%
---------------------------------------------------------------------------------------------------------------
INVESCO VI CAP DEV, SER II
2009           85   $1.61  to  $0.69     $136             --    1.00%   to  2.00%    40.58%    to   39.18%
2008           87   $1.15  to  $0.50      $99             --    1.00%   to  2.00%   (47.66%)   to  (48.17%)
2007           87   $2.19  to  $0.96     $190             --    1.00%   to  2.00%     9.44%    to   (5.35%)(6)
2006           92   $2.00  to  $1.29     $183             --    1.00%   to  1.70%    15.10%    to   14.31%
2005           87   $1.74  to  $1.13     $151             --    1.00%   to  1.70%     8.18%    to    7.43%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
36  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
INVESCO VI CORE EQ, SER II
2009            9   $1.01  to  $0.99      $10          1.73%    1.00%   to  1.65%    26.70%    to   25.89%
2008            8   $0.80  to  $0.78       $7          2.01%    1.00%   to  1.65%   (31.02%)   to  (31.46%)
2007            7   $1.16  to  $1.14       $9          0.97%    1.00%   to  1.65%     6.80%    to    6.10%
2006            7   $1.08  to  $1.08       $8          0.84%    1.00%   to  1.65%     8.26%(5) to    7.79%(5)
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
AB VPS BAL WEALTH STRATEGY, CL B
2009          292   $1.01  to  $1.00     $295          0.90%    1.00%   to  1.70%    23.21%    to   22.36%
2008          290   $0.82  to  $0.82     $239             --    1.00%   to  1.70%   (17.72%)(7)to  (17.87%)(7)
2007           --      --         --       --             --       --          --        --             --
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GRO, CL B
2009          102   $1.51  to  $0.76     $153             --    1.00%   to  2.00%    51.62%    to   50.11%
2008          132   $1.00  to  $0.51     $130             --    1.00%   to  2.00%   (47.99%)   to  (48.51%)
2007          130   $1.92  to  $0.99     $248             --    1.00%   to  2.00%    18.70%    to   (2.33%)(6)
2006          143   $1.62  to  $1.58     $230             --    1.00%   to  1.65%     7.31%    to    6.61%
2005          144   $1.51  to  $1.48     $215             --    1.00%   to  1.65%     2.62%    to    1.96%
---------------------------------------------------------------------------------------------------------------
AB VPS GRO & INC, CL B
2009          716   $1.31  to  $0.66     $910          3.58%    1.00%   to  2.00%    19.15%    to   17.97%
2008          777   $1.10  to  $0.56     $838          1.81%    1.00%   to  2.00%   (41.28%)   to  (41.87%)
2007          831   $1.87  to  $0.97   $1,530          1.22%    1.00%   to  2.00%     3.81%    to   (3.97%)(6)
2006          810   $1.81  to  $1.22   $1,443          1.15%    1.00%   to  1.70%    15.82%    to   15.02%
2005          830   $1.56  to  $1.06   $1,282          1.27%    1.00%   to  1.70%     3.56%    to    2.84%
---------------------------------------------------------------------------------------------------------------
AB VPS LG CAP GRO, CL B
2009          161   $1.40  to  $1.34     $219             --    1.00%   to  1.65%    35.74%    to   34.86%
2008          198   $1.03  to  $0.99     $199             --    1.00%   to  1.65%   (40.42%)   to  (40.81%)
2007          225   $1.73  to  $1.68     $381             --    1.00%   to  1.65%    12.48%    to   11.75%
2006          262   $1.54  to  $1.50     $396             --    1.00%   to  1.65%    (1.63%)   to   (2.26%)
2005          252   $1.56  to  $1.54     $389             --    1.00%   to  1.65%    13.70%    to   12.97%
---------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2009        6,689   $1.71  to  $0.75   $9,681          1.09%    1.00%   to  2.00%    34.12%    to   32.79%
2008        8,726   $1.28  to  $0.56   $9,221          0.83%    1.00%   to  2.00%   (43.26%)   to  (43.82%)
2007        8,157   $2.25  to  $1.00  $15,528          0.73%    1.00%   to  2.00%    16.13%    to   (1.04%)(6)
2006        8,200   $1.94  to  $1.30  $13,718          1.04%    1.00%   to  1.70%    10.33%    to    9.56%
2005        5,411   $1.75  to  $1.18   $8,690          0.11%    1.00%   to  1.70%    15.49%    to   14.69%
---------------------------------------------------------------------------------------------------------------
FID VIP GRO, SERV CL 2
2009          389   $1.29  to  $0.90     $491          0.20%    1.00%   to  1.70%    26.69%    to   25.80%
2008          394   $1.02  to  $0.71     $394          0.60%    1.00%   to  1.70%   (47.83%)   to  (48.20%)
2007          387   $1.96  to  $1.38     $744          0.38%    1.00%   to  1.70%    25.39%    to   24.52%
2006          386   $1.56  to  $1.11     $594          0.16%    1.00%   to  1.70%     5.52%    to    4.78%
2005          383   $1.48  to  $1.06     $559          0.26%    1.00%   to  1.70%     4.46%    to    3.73%
---------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL 2
2009        2,649   $2.24  to  $0.79   $4,671          0.45%    1.00%   to  2.00%    38.36%    to   36.99%
2008        3,047   $1.62  to  $0.58   $3,849          0.25%    1.00%   to  2.00%   (40.21%)   to  (40.80%)
2007        2,467   $2.71  to  $0.97   $5,611          0.49%    1.00%   to  2.00%    14.19%    to   (4.02%)(6)
2006        2,097   $2.38  to  $1.35   $4,438          0.16%    1.00%   to  1.70%    11.29%    to   10.51%
2005        1,571   $2.14  to  $1.22   $3,204          1.59%    1.00%   to  1.70%    16.84%    to   16.03%
---------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL 2
2009          330   $1.95  to  $0.68     $580          1.96%    1.00%   to  2.00%    24.96%    to   23.73%
2008          354   $1.56  to  $0.55     $504          2.35%    1.00%   to  2.00%   (44.52%)   to  (45.07%)
2007          376   $2.81  to  $1.00     $982          2.80%    1.00%   to  2.00%    15.88%    to   (1.13%)(6)
2006          512   $2.42  to  $1.42   $1,097          0.69%    1.00%   to  1.70%    16.60%    to   15.79%
2005          454   $2.08  to  $1.23     $876          0.44%    1.00%   to  1.70%    17.60%    to   16.79%
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL REAL EST, CL 2
2009          121   $1.25  to  $1.22     $149         12.56%    1.00%   to  1.65%    17.90%    to   17.13%
2008          154   $1.06  to  $1.04     $162          1.04%    1.00%   to  1.65%   (42.97%)   to  (43.34%)
2007          171   $1.85  to  $1.84     $314          2.29%    1.00%   to  1.65%   (21.65%)   to  (22.17%)
2006          182   $2.37  to  $2.37     $430          1.95%    1.00%   to  1.65%    19.39%    to   18.62%
2005          182   $1.98  to  $2.00     $359          1.43%    1.00%   to  1.65%    12.35%    to   11.62%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  37

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2009          239   $1.86  to  $1.78     $435          1.63%    1.00%   to  1.65%    27.87%    to   27.04%
2008          263   $1.45  to  $1.40     $376          1.18%    1.00%   to  1.65%   (33.68%)   to  (34.11%)
2007          288   $2.19  to  $2.12     $621          0.63%    1.00%   to  1.65%    (3.36%)   to   (3.99%)
2006          321   $2.27  to  $2.21     $720          0.65%    1.00%   to  1.65%    15.82%    to   15.07%
2005          303   $1.96  to  $1.92     $589          0.76%    1.00%   to  1.65%     7.69%    to    6.99%
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM MID CAP GRO, CL 2
2009          575   $1.61  to  $0.98     $900             --    1.00%   to  1.70%    42.15%    to   41.15%
2008          625   $1.14  to  $0.70     $694             --    1.00%   to  1.70%   (43.07%)   to  (43.47%)
2007          624   $2.00  to  $1.23   $1,221             --    1.00%   to  1.70%    10.13%    to    9.36%
2006          654   $1.81  to  $1.13   $1,168             --    1.00%   to  1.70%     7.62%    to    6.87%
2005          638   $1.68  to  $1.06   $1,057             --    1.00%   to  1.70%     3.75%    to    3.02%
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2009        1,955   $1.46  to  $1.03   $2,760          1.90%    1.00%   to  1.70%    24.80%    to   23.92%
2008        2,361   $1.17  to  $0.83   $2,672          3.01%    1.00%   to  1.70%   (37.73%)   to  (38.17%)
2007        2,604   $1.87  to  $1.34   $4,755          1.58%    1.00%   to  1.70%     2.44%    to    1.73%
2006        3,458   $1.83  to  $1.32   $5,991          1.26%    1.00%   to  1.70%    17.21%    to   16.39%
2005        2,902   $1.56  to  $1.13   $4,473          0.89%    1.00%   to  1.70%     9.46%    to    8.70%
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMP FOR SEC, CL 2
2009          363   $2.02  to  $1.96     $724          3.03%    1.00%   to  1.65%    35.68%    to   34.80%
2008          326   $1.49  to  $1.46     $481          2.44%    1.00%   to  1.65%   (40.97%)   to  (41.36%)
2007          344   $2.52  to  $2.48     $862          1.94%    1.00%   to  1.65%    14.30%    to   13.56%
2006          309   $2.20  to  $2.19     $679          1.24%    1.00%   to  1.65%    20.24%    to   19.46%
2005          322   $1.83  to  $1.83     $589          1.16%    1.00%   to  1.65%     9.07%    to    8.37%
---------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2009          211   $1.41  to  $1.03     $292          0.45%    1.00%   to  1.70%    37.71%    to   36.74%
2008          225   $1.02  to  $0.76     $227          0.29%    1.00%   to  1.70%   (37.61%)   to  (38.04%)
2007          240   $1.64  to  $1.22     $389          0.08%    1.00%   to  1.70%     9.91%    to    9.15%
2006          248   $1.49  to  $1.12     $367             --    1.00%   to  1.70%     6.24%    to    5.50%
2005          249   $1.40  to  $1.06     $347          0.14%    1.00%   to  1.70%     3.19%    to    2.47%
---------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2009          180   $1.68  to  $1.14     $294             --    1.00%   to  1.70%    61.30%    to   60.17%
2008          186   $1.04  to  $0.71     $189             --    1.00%   to  1.70%   (40.12%)   to  (40.54%)
2007          188   $1.74  to  $1.20     $319             --    1.00%   to  1.70%     1.23%    to    0.51%
2006          188   $1.72  to  $1.19     $316             --    1.00%   to  1.70%    11.81%    to   11.04%
2005          181   $1.54  to  $1.07     $277             --    1.00%   to  1.70%     3.99%    to    3.27%
---------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN, SERV CL
2009        1,936   $1.34  to  $0.86   $2,540          3.56%    1.00%   to  2.00%    16.55%    to   15.39%
2008        2,161   $1.15  to  $0.75   $2,441          2.90%    1.00%   to  2.00%   (23.09%)   to  (23.86%)
2007        2,389   $1.49  to  $0.98   $3,518          2.42%    1.00%   to  2.00%     2.90%    to   (2.94%)(6)
2006        2,613   $1.45  to  $1.13   $3,749          2.14%    1.00%   to  1.70%    10.52%    to    9.75%
2005        2,624   $1.31  to  $1.03   $3,417          1.85%    1.00%   to  1.70%     1.58%    to    0.87%
---------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2009           62   $2.63  to  $0.83     $156          6.02%    1.00%   to  2.00%    31.55%    to   30.24%
2008           73   $2.00  to  $0.64     $145          1.20%    1.00%   to  2.00%   (38.43%)   to  (39.04%)
2007           49   $3.24  to  $1.04     $159          0.78%    1.00%   to  2.00%    26.28%    to    2.91%(6)
2006           50   $2.57  to  $1.56     $129          1.90%    1.00%   to  1.70%    29.66%    to   28.76%
2005           53   $1.98  to  $1.21     $105          0.50%    1.00%   to  1.70%    15.42%    to   14.62%
---------------------------------------------------------------------------------------------------------------
OPPEN CAP APPR VA, SERV
2009        2,502   $1.38  to  $0.73   $3,150          0.01%    1.00%   to  2.00%    42.72%    to   41.30%
2008        2,711   $0.96  to  $0.51   $2,390             --    1.00%   to  2.00%   (46.20%)   to  (46.74%)
2007        2,758   $1.79  to  $0.97   $4,570          0.01%    1.00%   to  2.00%    12.72%    to   (4.66%)(6)
2006        2,906   $1.59  to  $1.11   $4,291          0.18%    1.00%   to  1.70%     6.61%    to    5.87%
2005        2,470   $1.49  to  $1.05   $3,491          0.68%    1.00%   to  1.70%     3.82%    to    3.10%
---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2009          235   $2.04  to  $0.76     $452          2.03%    1.00%   to  2.00%    37.97%    to   36.59%
2008          256   $1.48  to  $0.56     $359          1.29%    1.00%   to  2.00%   (40.93%)   to  (41.52%)
2007          274   $2.51  to  $0.95     $653          1.15%    1.00%   to  2.00%     5.02%    to   (6.14%)(6)
2006          276   $2.39  to  $1.38     $653          0.80%    1.00%   to  1.70%    16.20%    to   15.39%
2005          251   $2.06  to  $1.20     $512          0.84%    1.00%   to  1.70%    12.93%    to   12.15%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
38  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
OPPEN HI INC VA, SERV
2009          191   $0.36  to  $0.35      $69             --    1.00%   to  1.65%    24.70%    to   23.89%
2008          196   $0.29  to  $0.28      $56          8.02%    1.00%   to  1.65%   (78.79%)   to  (78.93%)
2007          213   $1.37  to  $1.33     $286          5.71%    1.00%   to  1.65%    (1.46%)   to   (2.11%)
2006          173   $1.39  to  $1.36     $238          7.15%    1.00%   to  1.65%     8.15%    to    7.44%
2005          176   $1.29  to  $1.26     $224          5.90%    1.00%   to  1.65%     1.00%    to    0.34%
---------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM CAP VA, SERV
2009        1,171   $1.81  to  $0.77   $1,905          0.64%    1.00%   to  2.00%    35.52%    to   34.18%
2008        1,220   $1.34  to  $0.57   $1,478          0.28%    1.00%   to  2.00%   (38.62%)   to  (39.23%)
2007        1,251   $2.18  to  $0.94   $2,483          0.16%    1.00%   to  2.00%    (2.38%)   to   (7.86%)(6)
2006        1,344   $2.23  to  $1.27   $2,770          0.02%    1.00%   to  1.70%    13.52%    to   12.73%
2005        1,332   $1.97  to  $1.13   $2,428             --    1.00%   to  1.70%     8.63%    to    7.88%
---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL STRATEGIC INC VA, SERV
2009        6,588   $1.41  to  $0.99   $8,378          0.23%    1.00%   to  2.00%    17.23%    to   16.05%
2008        6,301   $1.20  to  $0.86   $6,955          4.75%    1.00%   to  2.00%   (15.34%)   to  (16.18%)
2007        6,605   $1.42  to  $1.02   $8,728          3.01%    1.00%   to  2.00%     8.46%    to    2.22%(6)
2006        5,109   $1.31  to  $1.08   $6,376          3.71%    1.00%   to  1.70%     6.17%    to    5.43%
2005        4,146   $1.23  to  $1.03   $4,971          3.91%    1.00%   to  1.70%     1.47%    to    0.75%
---------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IB
2009          210   $1.28  to  $1.22     $214          2.77%    1.00%   to  1.65%    28.52%    to   27.69%
2008          288   $1.00  to  $0.96     $228          2.36%    1.00%   to  1.65%   (39.31%)   to  (39.71%)
2007          515   $1.64  to  $1.59     $669          1.40%    1.00%   to  1.65%    (6.98%)   to   (7.58%)
2006          804   $1.76  to  $1.72   $1,123          1.66%    1.00%   to  1.65%    14.76%    to   14.02%
2005        1,070   $1.54  to  $1.51   $1,296          1.64%    1.00%   to  1.65%     4.18%    to    3.51%
---------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2009           46   $1.66  to  $1.05      $75             --    1.00%   to  1.70%    23.39%    to   22.53%
2008           59   $1.34  to  $0.86      $78          2.13%    1.00%   to  1.70%   (44.51%)   to  (44.89%)
2007           59   $2.42  to  $1.56     $142          4.22%    1.00%   to  1.70%     7.28%    to    6.53%
2006           97   $2.25  to  $1.46     $218          0.60%    1.00%   to  1.70%    26.45%    to   25.57%
2005           98   $1.78  to  $1.16     $174          1.43%    1.00%   to  1.70%    11.08%    to   10.31%
---------------------------------------------------------------------------------------------------------------
PUT VT RESEARCH, CL IB
2009            6   $1.30  to  $1.24       $8          1.10%    1.00%   to  1.65%    31.85%    to   31.00%
2008            6   $0.99  to  $0.95       $6          0.20%    1.00%   to  1.65%   (39.16%)   to  (39.56%)
2007           --   $1.62  to  $1.57       $1          0.40%    1.00%   to  1.65%    (0.45%)   to   (1.09%)
2006           --   $1.63  to  $1.59       $1          0.54%    1.00%   to  1.65%    10.20%    to    9.50%
2005           --   $1.48  to  $1.45       $1          0.82%    1.00%   to  1.65%     3.97%    to    3.30%
---------------------------------------------------------------------------------------------------------------
PUT VT VISTA, CL IB
2009           15   $1.42  to  $0.90      $22             --    1.00%   to  1.70%    37.37%    to   36.41%
2008           15   $1.03  to  $0.66      $16             --    1.00%   to  1.70%   (46.09%)   to  (46.46%)
2007           17   $1.92  to  $1.23      $33             --    1.00%   to  1.70%     2.77%    to    2.05%
2006           17   $1.87  to  $1.21      $33             --    1.00%   to  1.70%     4.41%    to    3.68%
2005           18   $1.79  to  $1.17      $31             --    1.00%   to  1.70%    11.04%    to   10.26%
---------------------------------------------------------------------------------------------------------------
VP PTNRS SM CAP VAL, CL 3
2009          926   $1.91  to  $0.83   $1,308             --    1.00%   to  2.00%    35.19%    to   33.85%
2008          978   $1.42  to  $0.62   $1,033          0.11%    1.00%   to  2.00%   (32.25%)   to  (32.93%)
2007        1,062   $2.09  to  $0.93   $1,671          0.82%    1.00%   to  2.00%    (5.85%)   to   (8.85%)(6)
2006        1,066   $2.22  to  $1.29   $1,815          0.43%    1.00%   to  1.70%    19.06%    to   18.23%
2005          700   $1.86  to  $1.09   $1,008          0.30%    1.00%   to  1.70%     4.72%    to    3.99%
---------------------------------------------------------------------------------------------------------------
RVS VP CASH MGMT, CL 3
2009        1,837   $1.08  to  $0.99   $1,953          0.05%    1.00%   to  2.00%    (0.84%)   to   (1.85%)
2008        1,059   $1.09  to  $1.01   $1,158          2.28%    1.00%   to  2.00%     1.25%    to    0.24%
2007        1,127   $1.08  to  $1.00   $1,229          4.72%    1.00%   to  2.00%     3.71%    to    0.47%(6)
2006          626   $1.04  to  $1.04     $674          4.36%    1.00%   to  1.70%     3.46%    to    2.73%
2005          872   $1.01  to  $1.01     $903          2.66%    1.00%   to  1.70%     1.59%    to    0.88%
---------------------------------------------------------------------------------------------------------------
RVS VP DIV BOND, CL 3
2009        6,439   $1.19  to  $1.04   $7,471          4.22%    1.00%   to  2.00%    13.28%    to   12.16%
2008        5,770   $1.05  to  $0.93   $5,954          0.41%    1.00%   to  2.00%    (7.25%)   to   (8.17%)
2007        5,310   $1.14  to  $1.01   $5,972          4.75%    1.00%   to  2.00%     4.15%    to    1.07%(6)
2006        2,953   $1.09  to  $1.04   $3,258          4.40%    1.00%   to  1.70%     3.38%    to    2.66%
2005        1,275   $1.05  to  $1.01   $1,422          3.71%    1.00%   to  1.70%     1.11%    to    0.42%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  39

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
RVS VP DIV EQ INC, CL 3
2009        6,143   $1.89  to  $0.70   $7,594             --    1.00%   to  2.00%    26.19%    to   24.93%
2008        5,510   $1.50  to  $0.56   $5,501          0.07%    1.00%   to  2.00%   (41.06%)   to  (41.65%)
2007        3,688   $2.54  to  $0.96   $6,518          1.60%    1.00%   to  2.00%     6.94%    to   (5.67%)(6)
2006        2,732   $2.37  to  $1.38   $4,800          1.43%    1.00%   to  1.70%    18.56%    to   17.73%
2005        1,020   $2.00  to  $1.17   $1,613          1.73%    1.00%   to  1.70%    12.38%    to   11.60%
---------------------------------------------------------------------------------------------------------------
RVS VP DYN EQ, CL 3
2009          643   $0.78  to  $0.65     $559             --    1.00%   to  2.00%    22.92%    to   21.70%
2008          642   $0.63  to  $0.54     $455          0.23%    1.00%   to  2.00%   (42.74%)   to  (43.31%)
2007          705   $1.10  to  $0.95     $875          1.32%    1.00%   to  2.00%     1.90%    to   (6.47%)(6)
2006          867   $1.08  to  $1.22   $1,058          1.19%    1.00%   to  1.70%     8.36%(4) to   13.35%
2005          892   $1.08  to  $1.07     $957          1.16%    1.15%   to  1.70%     4.96%    to    4.39%
---------------------------------------------------------------------------------------------------------------
RVS VP S&P 500, CL 3
2009          883   $1.39  to  $0.73   $1,193             --    1.00%   to  2.00%    24.75%    to   23.51%
2008          984   $1.11  to  $0.59   $1,072          0.07%    1.00%   to  2.00%   (37.72%)   to  (38.34%)
2007          998   $1.78  to  $0.96   $1,750          1.63%    1.00%   to  2.00%     3.97%    to   (5.19%)(6)
2006        1,154   $1.72  to  $1.19   $1,953          1.46%    1.00%   to  1.70%    14.12%    to   13.33%
2005        1,210   $1.50  to  $1.05   $1,800          1.39%    1.00%   to  1.70%     3.37%    to    2.64%
---------------------------------------------------------------------------------------------------------------
RVS VP SHORT DURATION, CL 3
2009        1,776   $1.08  to  $1.00   $1,884          2.84%    1.00%   to  2.00%     4.48%    to    3.44%
2008        1,464   $1.03  to  $0.96   $1,494          0.14%    1.00%   to  2.00%    (3.61%)   to   (4.57%)
2007        1,350   $1.07  to  $1.01   $1,435          4.18%    1.00%   to  2.00%     4.27%    to    0.87%(6)
2006        1,295   $1.03  to  $1.02   $1,322          3.80%    1.00%   to  1.70%     2.81%    to    2.10%
2005        1,261   $1.00  to  $1.00   $1,254          2.91%    1.00%   to  1.70%     0.57%    to   (0.15%)
---------------------------------------------------------------------------------------------------------------
SEL VP GRO, CL 3
2009           31   $1.21  to  $0.69      $38             --    1.00%   to  2.00%    35.63%    to   34.28%
2008           39   $0.89  to  $0.51      $35          0.26%    1.00%   to  2.00%   (44.90%)   to  (45.45%)
2007           40   $1.62  to  $0.94      $65          0.99%    1.00%   to  2.00%     2.04%    to   (6.82%)(6)
2006           46   $1.59  to  $1.21      $74          0.87%    1.00%   to  1.70%     9.97%    to    9.22%
2005           48   $1.44  to  $1.10      $69          0.39%    1.00%   to  1.70%     7.54%    to    6.79%
---------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(4)   New subaccount operations commenced on March 17, 2006.
(5)   New subaccount operations commenced on April 28, 2006.
(6)   New subaccount operations commenced on Oct. 1, 2007.
(7)   New subaccount operations commenced on Sept. 26, 2008.


--------------------------------------------------------------------------------
40  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.89   $1.87   $1.86   $1.67   $1.60   $1.46   $1.00
Accumulation unit value at end of period              $1.30   $0.89   $1.87   $1.86   $1.67   $1.60   $1.46
Number of accumulation units outstanding at end
of period (000 omitted)                                   3       3       3       3       3       3       2
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $1.15   $2.19   $2.00   $1.74   $1.61   $1.41   $1.00
Accumulation unit value at end of period              $1.61   $1.15   $2.19   $2.00   $1.74   $1.61   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.80   $1.16   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $1.01   $0.80   $1.16   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period              $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                   3       3      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period        $1.00   $1.92   $1.62   $1.51   $1.47   $1.41   $1.00
Accumulation unit value at end of period              $1.51   $1.00   $1.92   $1.62   $1.51   $1.47   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                   7       7       7       8       8       8       2
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.10   $1.87   $1.81   $1.56   $1.51   $1.37   $1.00
Accumulation unit value at end of period              $1.31   $1.10   $1.87   $1.81   $1.56   $1.51   $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                                   1       1       1       1       1       1       1
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.03   $1.73   $1.54   $1.56   $1.37   $1.28   $1.00
Accumulation unit value at end of period              $1.40   $1.03   $1.73   $1.54   $1.56   $1.37   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                                   2       2       2       2       2       2       2
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.28   $2.25   $1.94   $1.75   $1.52   $1.33   $1.00
Accumulation unit value at end of period              $1.71   $1.28   $2.25   $1.94   $1.75   $1.52   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  71      78     115     173     185     198      18
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.02   $1.96   $1.56   $1.48   $1.42   $1.39   $1.00
Accumulation unit value at end of period              $1.29   $1.02   $1.96   $1.56   $1.48   $1.42   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                                   2       2       2       2       2       2       2
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.62   $2.71   $2.38   $2.14   $1.83   $1.48   $1.00
Accumulation unit value at end of period              $2.24   $1.62   $2.71   $2.38   $2.14   $1.83   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                                  21      21      49      52      71      75       5
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.56   $2.81   $2.42   $2.08   $1.77   $1.57   $1.00
Accumulation unit value at end of period              $1.95   $1.56   $2.81   $2.42   $2.08   $1.77   $1.57
Number of accumulation units outstanding at end
of period (000 omitted)                                   6       7      36      70      71      71       2
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.06   $1.85   $2.37   $1.98   $1.76   $1.35   $1.00
Accumulation unit value at end of period              $1.25   $1.06   $1.85   $2.37   $1.98   $1.76   $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                                   9       9       9      10      10      11       8
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.45   $2.19   $2.27   $1.96   $1.82   $1.48   $1.00
Accumulation unit value at end of period              $1.86   $1.45   $2.19   $2.27   $1.96   $1.82   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                                   2       2       2       2       2       2       2
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  41

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.14   $2.00   $1.81   $1.68   $1.62   $1.47   $1.00
Accumulation unit value at end of period              $1.61   $1.14   $2.00   $1.81   $1.68   $1.62   $1.47
Number of accumulation units outstanding at end
of period (000 omitted)                                  13      13      12      44      44      44       3
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.17   $1.87   $1.83   $1.56   $1.42   $1.28   $1.00
Accumulation unit value at end of period              $1.46   $1.17   $1.87   $1.83   $1.56   $1.42   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                                  51      53      83     149     155     163      42
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.49   $2.52   $2.20   $1.83   $1.68   $1.43   $1.00
Accumulation unit value at end of period              $2.02   $1.49   $2.52   $2.20   $1.83   $1.68   $1.43
Number of accumulation units outstanding at end
of period (000 omitted)                                   5       5       5       5       6       7       3
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.02   $1.64   $1.49   $1.40   $1.36   $1.26   $1.00
Accumulation unit value at end of period              $1.41   $1.02   $1.64   $1.49   $1.40   $1.36   $1.26
Number of accumulation units outstanding at end
of period (000 omitted)                                   5       5       5       6       8       9       2
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.04   $1.74   $1.72   $1.54   $1.48   $1.41   $1.00
Accumulation unit value at end of period              $1.68   $1.04   $1.74   $1.72   $1.54   $1.48   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                   1       1       1       1       1       1      --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.15   $1.49   $1.45   $1.31   $1.29   $1.18   $1.00
Accumulation unit value at end of period              $1.34   $1.15   $1.49   $1.45   $1.31   $1.29   $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                                  24      25      26      26      27      28       2
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $2.00   $3.24   $2.57   $1.98   $1.72   $1.33   $1.00
Accumulation unit value at end of period              $2.63   $2.00   $3.24   $2.57   $1.98   $1.72   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      24      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.96   $1.79   $1.59   $1.49   $1.44   $1.36   $1.00
Accumulation unit value at end of period              $1.38   $0.96   $1.79   $1.59   $1.49   $1.44   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                  33      33      31      69      69      68       4
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.48   $2.51   $2.39   $2.06   $1.82   $1.55   $1.00
Accumulation unit value at end of period              $2.04   $1.48   $2.51   $2.39   $2.06   $1.82   $1.55
Number of accumulation units outstanding at end
of period (000 omitted)                                   1       1       1       1       1       1      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.29   $1.37   $1.39   $1.29   $1.27   $1.18   $1.00
Accumulation unit value at end of period              $0.36   $0.29   $1.37   $1.39   $1.29   $1.27   $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                                  12      68      12      13      14      15      10
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.34   $2.18   $2.23   $1.97   $1.81   $1.53   $1.00
Accumulation unit value at end of period              $1.81   $1.34   $2.18   $2.23   $1.97   $1.81   $1.53
Number of accumulation units outstanding at end
of period (000 omitted)                                  11      11      11      12      13      13       9
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period        $1.20   $1.42   $1.31   $1.23   $1.21   $1.13   $1.00
Accumulation unit value at end of period              $1.41   $1.20   $1.42   $1.31   $1.23   $1.21   $1.13
Number of accumulation units outstanding at end
of period (000 omitted)                                 100     103     168     182     214     234      48
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.00   $1.64   $1.76   $1.54   $1.48   $1.34   $1.00
Accumulation unit value at end of period              $1.28   $1.00   $1.64   $1.76   $1.54   $1.48   $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                  11      11      11      11      11      11      11
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.34   $2.42   $2.25   $1.78   $1.60   $1.39   $1.00
Accumulation unit value at end of period              $1.66   $1.34   $2.42   $2.25   $1.78   $1.60   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                                   7       7       7      42      42      42       6
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.99   $1.62   $1.63   $1.48   $1.42   $1.33   $1.00
Accumulation unit value at end of period              $1.30   $0.99   $1.62   $1.63   $1.48   $1.42   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.03   $1.92   $1.87   $1.79   $1.61   $1.37   $1.00
Accumulation unit value at end of period              $1.42   $1.03   $1.92   $1.87   $1.79   $1.61   $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period        $1.42   $2.09   $2.22   $1.86   $1.78   $1.50   $1.00
Accumulation unit value at end of period              $1.91   $1.42   $2.09   $2.22   $1.86   $1.78   $1.50
Number of accumulation units outstanding at end
of period (000 omitted)                                   2       2       3       3       3       3      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (03/17/2003)
Accumulation unit value at beginning of period        $1.09   $1.08   $1.04   $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period              $1.08   $1.09   $1.08   $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                                   5      96     111       1       1       1      --
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec.
31, 2009 were (0.99%) and (0.98%), respectively.
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.05   $1.14   $1.09   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period              $1.19   $1.05   $1.14   $1.09   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                                   7       8       8      65      65      65       1
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.50   $2.54   $2.37   $2.00   $1.78   $1.52   $1.00
Accumulation unit value at end of period              $1.89   $1.50   $2.54   $2.37   $2.00   $1.78   $1.52
Number of accumulation units outstanding at end
of period (000 omitted)                                  11      11      12      82      82      82       9
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period        $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $0.78   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.11   $1.78   $1.72   $1.50   $1.45   $1.33   $1.00
Accumulation unit value at end of period              $1.39   $1.11   $1.78   $1.72   $1.50   $1.45   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                   5       5       5      53      55      56       1
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.03   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period              $1.08   $1.03   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                                   3     102       9       9      10      14      11
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $0.89   $1.62   $1.59   $1.44   $1.34   $1.25   $1.00
Accumulation unit value at end of period              $1.21   $0.89   $1.62   $1.59   $1.44   $1.34   $1.25
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.89   $1.86   $1.86   $1.66   $1.59   $1.45   $1.00
Accumulation unit value at end of period              $1.29   $0.89   $1.86   $1.86   $1.66   $1.59   $1.45
Number of accumulation units outstanding at end
of period (000 omitted)                                 127      88      83      83      83      55      10
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $1.14   $2.18   $2.00   $1.74   $1.61   $1.41   $1.00
Accumulation unit value at end of period              $1.60   $1.14   $2.18   $2.00   $1.74   $1.61   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                  34      35      33      33      34      21       6
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.80   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $1.01   $0.80   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                   9       8       7       7      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period              $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 102     100      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  43

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period        $0.99   $1.91   $1.61   $1.50   $1.47   $1.41   $1.00
Accumulation unit value at end of period              $1.50   $0.99   $1.91   $1.61   $1.50   $1.47   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                  63      80      78      87      87      72      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.09   $1.87   $1.80   $1.55   $1.50   $1.37   $1.00
Accumulation unit value at end of period              $1.30   $1.09   $1.87   $1.80   $1.55   $1.50   $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                                 136     180     163     194     210     216     147
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.02   $1.72   $1.53   $1.56   $1.37   $1.28   $1.00
Accumulation unit value at end of period              $1.39   $1.02   $1.72   $1.53   $1.56   $1.37   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                                   5       5       5      25      24      25       6
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.27   $2.24   $1.93   $1.75   $1.52   $1.33   $1.00
Accumulation unit value at end of period              $1.70   $1.27   $2.24   $1.93   $1.75   $1.52   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                               1,051   1,112   1,129   1,239   1,247   1,212     331
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.01   $1.95   $1.55   $1.47   $1.41   $1.39   $1.00
Accumulation unit value at end of period              $1.28   $1.01   $1.95   $1.55   $1.47   $1.41   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                                  95      92      87      87      85      58       9
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.61   $2.70   $2.37   $2.13   $1.82   $1.48   $1.00
Accumulation unit value at end of period              $2.23   $1.61   $2.70   $2.37   $2.13   $1.82   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                                 307     337     344     393     385     393      58
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.55   $2.79   $2.41   $2.07   $1.76   $1.57   $1.00
Accumulation unit value at end of period              $1.93   $1.55   $2.79   $2.41   $2.07   $1.76   $1.57
Number of accumulation units outstanding at end
of period (000 omitted)                                  56      80      81      92      93      96      14
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.05   $1.84   $2.36   $1.98   $1.76   $1.35   $1.00
Accumulation unit value at end of period              $1.24   $1.05   $1.84   $2.36   $1.98   $1.76   $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                                   8      37      40      52      54      46      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.44   $2.18   $2.26   $1.95   $1.81   $1.48   $1.00
Accumulation unit value at end of period              $1.85   $1.44   $2.18   $2.26   $1.95   $1.81   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                                  62      88      89      97      90      91      25
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.13   $1.99   $1.80   $1.68   $1.62   $1.47   $1.00
Accumulation unit value at end of period              $1.60   $1.13   $1.99   $1.80   $1.68   $1.62   $1.47
Number of accumulation units outstanding at end
of period (000 omitted)                                 100      90      74      73      68      65      28
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.16   $1.86   $1.82   $1.56   $1.42   $1.28   $1.00
Accumulation unit value at end of period              $1.45   $1.16   $1.86   $1.82   $1.56   $1.42   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                                 470     521     555     618     644     640     260
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.48   $2.50   $2.19   $1.83   $1.68   $1.43   $1.00
Accumulation unit value at end of period              $2.00   $1.48   $2.50   $2.19   $1.83   $1.68   $1.43
Number of accumulation units outstanding at end
of period (000 omitted)                                 105      93      87      68      74      56       9
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.01   $1.63   $1.48   $1.40   $1.35   $1.26   $1.00
Accumulation unit value at end of period              $1.40   $1.01   $1.63   $1.48   $1.40   $1.35   $1.26
Number of accumulation units outstanding at end
of period (000 omitted)                                 101     112     123     127     130     137      55
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.04   $1.73   $1.71   $1.53   $1.48   $1.41   $1.00
Accumulation unit value at end of period              $1.67   $1.04   $1.73   $1.71   $1.53   $1.48   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                  61      64      64      63      66      67      20
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.14   $1.49   $1.45   $1.31   $1.29   $1.17   $1.00
Accumulation unit value at end of period              $1.33   $1.14   $1.49   $1.45   $1.31   $1.29   $1.17
Number of accumulation units outstanding at end
of period (000 omitted)                                 607     731     782     834     860     841     397
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
44  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.98   $3.23   $2.56   $1.97   $1.71   $1.33   $1.00
Accumulation unit value at end of period              $2.61   $1.98   $3.23   $2.56   $1.97   $1.71   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  42      35      36      36      40      45      42
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.96   $1.78   $1.58   $1.49   $1.43   $1.36   $1.00
Accumulation unit value at end of period              $1.37   $0.96   $1.78   $1.58   $1.49   $1.43   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                 444     422     415     441     466     438     125
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.47   $2.50   $2.38   $2.05   $1.82   $1.55   $1.00
Accumulation unit value at end of period              $2.03   $1.47   $2.50   $2.38   $2.05   $1.82   $1.55
Number of accumulation units outstanding at end
of period (000 omitted)                                  96      90      85      98      94      84      19
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.29   $1.36   $1.38   $1.28   $1.27   $1.18   $1.00
Accumulation unit value at end of period              $0.36   $0.29   $1.36   $1.38   $1.28   $1.27   $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                                 114      63      47      67      70      62       6
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.33   $2.17   $2.22   $1.96   $1.81   $1.53   $1.00
Accumulation unit value at end of period              $1.80   $1.33   $2.17   $2.22   $1.96   $1.81   $1.53
Number of accumulation units outstanding at end
of period (000 omitted)                                 225     244     252     335     349     321      27
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period        $1.19   $1.41   $1.30   $1.23   $1.21   $1.13   $1.00
Accumulation unit value at end of period              $1.40   $1.19   $1.41   $1.30   $1.23   $1.21   $1.13
Number of accumulation units outstanding at end
of period (000 omitted)                                 640     656     794     888     904     868     200
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.99   $1.63   $1.76   $1.53   $1.47   $1.34   $1.00
Accumulation unit value at end of period              $1.27   $0.99   $1.63   $1.76   $1.53   $1.47   $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      20      20      21       2
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.33   $2.41   $2.25   $1.78   $1.60   $1.39   $1.00
Accumulation unit value at end of period              $1.64   $1.33   $2.41   $2.25   $1.78   $1.60   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                                   1       3       3       5       6       4       1
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.98   $1.61   $1.62   $1.47   $1.42   $1.33   $1.00
Accumulation unit value at end of period              $1.29   $0.98   $1.61   $1.62   $1.47   $1.42   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                   6       6      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.03   $1.91   $1.86   $1.78   $1.61   $1.37   $1.00
Accumulation unit value at end of period              $1.41   $1.03   $1.91   $1.86   $1.78   $1.61   $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --       2       2       2       2       1
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period        $1.41   $2.08   $2.21   $1.86   $1.78   $1.50   $1.00
Accumulation unit value at end of period              $1.90   $1.41   $2.08   $2.21   $1.86   $1.78   $1.50
Number of accumulation units outstanding at end
of period (000 omitted)                                   1       3       3       5       5       2      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (03/17/2003)
Accumulation unit value at beginning of period        $1.09   $1.08   $1.04   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period              $1.08   $1.09   $1.08   $1.04   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                                  22      --      47      49      52      54      --
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec.
31, 2009 were (1.10%) and (1.09%), respectively.
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.05   $1.14   $1.09   $1.06   $1.05   $1.01   $1.00
Accumulation unit value at end of period              $1.19   $1.05   $1.14   $1.09   $1.06   $1.05   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                                 234     204     207     216     224     223     160
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.49   $2.53   $2.36   $2.00   $1.78   $1.52   $1.00
Accumulation unit value at end of period              $1.87   $1.49   $2.53   $2.36   $2.00   $1.78   $1.52
Number of accumulation units outstanding at end
of period (000 omitted)                                  68      68      66      66      61      60       2
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  45

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period        $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $0.77   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.10   $1.78   $1.71   $1.50   $1.45   $1.33   $1.00
Accumulation unit value at end of period              $1.38   $1.10   $1.78   $1.71   $1.50   $1.45   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                 250     330     326     410     467     506     159
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.03   $1.07   $1.03   $1.00   $0.99   $1.00   $1.00
Accumulation unit value at end of period              $1.07   $1.03   $1.07   $1.03   $1.00   $0.99   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                                 285     335     388     354     378     382     136
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $0.89   $1.61   $1.58   $1.44   $1.34   $1.25   $1.00
Accumulation unit value at end of period              $1.20   $0.89   $1.61   $1.58   $1.44   $1.34   $1.25
Number of accumulation units outstanding at end
of period (000 omitted)                                  19      26      28      34      35      20      --
---------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.88   $1.85   $1.85   $1.66   $1.59   $1.45   $1.00
Accumulation unit value at end of period              $1.28   $0.88   $1.85   $1.85   $1.66   $1.59   $1.45
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --       1       1      36      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $1.13   $2.17   $1.99   $1.73   $1.60   $1.41   $1.00
Accumulation unit value at end of period              $1.59   $1.13   $2.17   $1.99   $1.73   $1.60   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      27      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $1.00   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period              $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period        $0.98   $1.90   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period              $1.49   $0.98   $1.90   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.08   $1.85   $1.79   $1.55   $1.50   $1.36   $1.00
Accumulation unit value at end of period              $1.29   $1.08   $1.85   $1.79   $1.55   $1.50   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      27      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.02   $1.71   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period              $1.38   $1.02   $1.71   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.26   $2.22   $1.92   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period              $1.68   $1.26   $2.22   $1.92   $1.74   $1.51   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                 211     456     423     417     311     255      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.01   $1.93   $1.55   $1.47   $1.41   $1.38   $1.00
Accumulation unit value at end of period              $1.27   $1.01   $1.93   $1.55   $1.47   $1.41   $1.38
Number of accumulation units outstanding at end
of period (000 omitted)                                  19      19      19      19      19      19      15
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
46  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.60   $2.68   $2.35   $2.12   $1.82   $1.48   $1.00
Accumulation unit value at end of period              $2.21   $1.60   $2.68   $2.35   $2.12   $1.82   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                                  90     115      80      51      33      33       3
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.53   $2.77   $2.40   $2.06   $1.76   $1.57   $1.00
Accumulation unit value at end of period              $1.91   $1.53   $2.77   $2.40   $2.06   $1.76   $1.57
Number of accumulation units outstanding at end
of period (000 omitted)                                   5       5       5      11       6       6      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.04   $1.83   $2.34   $1.97   $1.76   $1.35   $1.00
Accumulation unit value at end of period              $1.23   $1.04   $1.83   $2.34   $1.97   $1.76   $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                                   1       1       7       7       9      10      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.43   $2.17   $2.25   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period              $1.83   $1.43   $2.17   $2.25   $1.94   $1.81   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                                  12      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.12   $1.97   $1.79   $1.67   $1.62   $1.47   $1.00
Accumulation unit value at end of period              $1.59   $1.12   $1.97   $1.79   $1.67   $1.62   $1.47
Number of accumulation units outstanding at end
of period (000 omitted)                                  17      17      17      18      18      19      15
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.15   $1.85   $1.81   $1.55   $1.42   $1.28   $1.00
Accumulation unit value at end of period              $1.43   $1.15   $1.85   $1.81   $1.55   $1.42   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                                 171     212     201     252     215     142      --
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.46   $2.49   $2.18   $1.82   $1.67   $1.43   $1.00
Accumulation unit value at end of period              $1.98   $1.46   $2.49   $2.18   $1.82   $1.67   $1.43
Number of accumulation units outstanding at end
of period (000 omitted)                                  34       2       8       9       9      10      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.01   $1.62   $1.47   $1.39   $1.35   $1.26   $1.00
Accumulation unit value at end of period              $1.38   $1.01   $1.62   $1.47   $1.39   $1.35   $1.26
Number of accumulation units outstanding at end
of period (000 omitted)                                  12      13      16      18      20      23      --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.03   $1.72   $1.70   $1.53   $1.47   $1.40   $1.00
Accumulation unit value at end of period              $1.65   $1.03   $1.72   $1.70   $1.53   $1.47   $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                                  15      15      15      15      15      15      15
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.13   $1.48   $1.44   $1.30   $1.29   $1.17   $1.00
Accumulation unit value at end of period              $1.32   $1.13   $1.48   $1.44   $1.30   $1.29   $1.17
Number of accumulation units outstanding at end
of period (000 omitted)                                  79     107     130     122     126     172      20
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.97   $3.20   $2.54   $1.97   $1.71   $1.33   $1.00
Accumulation unit value at end of period              $2.58   $1.97   $3.20   $2.54   $1.97   $1.71   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.95   $1.77   $1.58   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period              $1.35   $0.95   $1.77   $1.58   $1.48   $1.43   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                  22      22      22      22      22      60      17
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.46   $2.48   $2.37   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period              $2.01   $1.46   $2.48   $2.37   $2.04   $1.81   $1.54
Number of accumulation units outstanding at end
of period (000 omitted)                                   1       1       8       8       8       8       7
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.29   $1.35   $1.38   $1.28   $1.27   $1.18   $1.00
Accumulation unit value at end of period              $0.36   $0.29   $1.35   $1.38   $1.28   $1.27   $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      10      10      10      10      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.32   $2.15   $2.21   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period              $1.78   $1.32   $2.15   $2.21   $1.95   $1.80   $1.53
Number of accumulation units outstanding at end
of period (000 omitted)                                  20      35      42      37      37      53      10
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  47

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period        $1.18   $1.40   $1.30   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period              $1.38   $1.18   $1.40   $1.30   $1.22   $1.21   $1.13
Number of accumulation units outstanding at end
of period (000 omitted)                                 512     626     636     494     444     313      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.98   $1.62   $1.75   $1.53   $1.47   $1.34   $1.00
Accumulation unit value at end of period              $1.26   $0.98   $1.62   $1.75   $1.53   $1.47   $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                   3       3      21      21      22      22      22
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.32   $2.39   $2.23   $1.77   $1.60   $1.39   $1.00
Accumulation unit value at end of period              $1.63   $1.32   $2.39   $2.23   $1.77   $1.60   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                                   3       3       3       3       3       3       3
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.97   $1.60   $1.61   $1.47   $1.41   $1.33   $1.00
Accumulation unit value at end of period              $1.28   $0.97   $1.60   $1.61   $1.47   $1.41   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.02   $1.90   $1.85   $1.78   $1.60   $1.37   $1.00
Accumulation unit value at end of period              $1.40   $1.02   $1.90   $1.85   $1.78   $1.60   $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period        $1.40   $2.07   $2.20   $1.85   $1.77   $1.50   $1.00
Accumulation unit value at end of period              $1.88   $1.40   $2.07   $2.20   $1.85   $1.77   $1.50
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (03/17/2003)
Accumulation unit value at beginning of period        $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period              $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                                  89       5       1       1      --      --      --
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec.
31, 2009 were (1.26%) and (1.25%), respectively.
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.04   $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period              $1.17   $1.04   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                                 592     462     402     211      63      67      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.47   $2.51   $2.35   $1.99   $1.77   $1.52   $1.00
Accumulation unit value at end of period              $1.86   $1.47   $2.51   $2.35   $1.99   $1.77   $1.52
Number of accumulation units outstanding at end
of period (000 omitted)                                 255     219     122      62       2       2      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period        $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $0.77   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.09   $1.76   $1.70   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period              $1.36   $1.09   $1.76   $1.70   $1.49   $1.45   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  48      --      --       1       1       1      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.02   $1.06   $1.02   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period              $1.06   $1.02   $1.06   $1.02   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                                 154      44      67      66      59      56       2
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $0.88   $1.60   $1.57   $1.43   $1.34   $1.25   $1.00
Accumulation unit value at end of period              $1.19   $0.88   $1.60   $1.57   $1.43   $1.34   $1.25
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
48  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.88   $1.84   $1.84   $1.65   $1.59   $1.45   $1.00
Accumulation unit value at end of period              $1.28   $0.88   $1.84   $1.84   $1.65   $1.59   $1.45
Number of accumulation units outstanding at end
of period (000 omitted)                                  33      36      43      40      45      24      20
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $1.13   $2.16   $1.98   $1.73   $1.60   $1.41   $1.00
Accumulation unit value at end of period              $1.58   $1.13   $2.16   $1.98   $1.73   $1.60   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                   8       9      10      10       4       4       1
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $1.00   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period              $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  54      55      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period        $0.98   $1.89   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period              $1.48   $0.98   $1.89   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.08   $1.85   $1.79   $1.55   $1.50   $1.36   $1.00
Accumulation unit value at end of period              $1.28   $1.08   $1.85   $1.79   $1.55   $1.50   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                   6       6       6       6       6       6       4
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.01   $1.70   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period              $1.37   $1.01   $1.70   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                                   6       6      23      23      23      23      22
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.25   $2.22   $1.91   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period              $1.68   $1.25   $2.22   $1.91   $1.74   $1.51   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                 489     523     506     571     301      41       8
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.00   $1.93   $1.54   $1.47   $1.41   $1.38   $1.00
Accumulation unit value at end of period              $1.27   $1.00   $1.93   $1.54   $1.47   $1.41   $1.38
Number of accumulation units outstanding at end
of period (000 omitted)                                   5       5       5       5       4      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.59   $2.67   $2.35   $2.12   $1.82   $1.48   $1.00
Accumulation unit value at end of period              $2.20   $1.59   $2.67   $2.35   $2.12   $1.82   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                                 157     163     176     181     124      64      22
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.53   $2.77   $2.39   $2.06   $1.76   $1.57   $1.00
Accumulation unit value at end of period              $1.91   $1.53   $2.77   $2.39   $2.06   $1.76   $1.57
Number of accumulation units outstanding at end
of period (000 omitted)                                  13      13      12      12       9       1      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.04   $1.83   $2.34   $1.96   $1.75   $1.35   $1.00
Accumulation unit value at end of period              $1.22   $1.04   $1.83   $2.34   $1.96   $1.75   $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                                  53      52      53      53      52      32       9
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.43   $2.16   $2.24   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period              $1.82   $1.43   $2.16   $2.24   $1.94   $1.81   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                                  19      19      19      19      19      11       4
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.12   $1.97   $1.79   $1.67   $1.61   $1.47   $1.00
Accumulation unit value at end of period              $1.58   $1.12   $1.97   $1.79   $1.67   $1.61   $1.47
Number of accumulation units outstanding at end
of period (000 omitted)                                  57      62      80      80      67      25      16
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  49

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.15   $1.85   $1.81   $1.55   $1.42   $1.27   $1.00
Accumulation unit value at end of period              $1.43   $1.15   $1.85   $1.81   $1.55   $1.42   $1.27
Number of accumulation units outstanding at end
of period (000 omitted)                                  87     106     113     115     111      44       1
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.46   $2.48   $2.18   $1.82   $1.67   $1.43   $1.00
Accumulation unit value at end of period              $1.97   $1.46   $2.48   $2.18   $1.82   $1.67   $1.43
Number of accumulation units outstanding at end
of period (000 omitted)                                  25      25      26      26      26      14       1
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.00   $1.61   $1.47   $1.39   $1.35   $1.25   $1.00
Accumulation unit value at end of period              $1.38   $1.00   $1.61   $1.47   $1.39   $1.35   $1.25
Number of accumulation units outstanding at end
of period (000 omitted)                                   6       6       6       6       6       6       4
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.02   $1.72   $1.70   $1.52   $1.47   $1.40   $1.00
Accumulation unit value at end of period              $1.65   $1.02   $1.72   $1.70   $1.52   $1.47   $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --       2       2       2       2       1
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.13   $1.47   $1.43   $1.30   $1.29   $1.17   $1.00
Accumulation unit value at end of period              $1.31   $1.13   $1.47   $1.43   $1.30   $1.29   $1.17
Number of accumulation units outstanding at end
of period (000 omitted)                                  15      16      17      16      16      12       6
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.96   $3.19   $2.54   $1.96   $1.71   $1.33   $1.00
Accumulation unit value at end of period              $2.57   $1.96   $3.19   $2.54   $1.96   $1.71   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                   1       1       1       2       1      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.95   $1.77   $1.57   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period              $1.35   $0.95   $1.77   $1.57   $1.48   $1.43   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                 237     254     250     299     199      32       8
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.46   $2.47   $2.36   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period              $2.00   $1.46   $2.47   $2.36   $2.04   $1.81   $1.54
Number of accumulation units outstanding at end
of period (000 omitted)                                   7       7       7       7       7       6      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.29   $1.35   $1.37   $1.27   $1.27   $1.18   $1.00
Accumulation unit value at end of period              $0.35   $0.29   $1.35   $1.37   $1.27   $1.27   $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                                   6       7       8       8       8       8       1
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.31   $2.15   $2.21   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period              $1.77   $1.31   $2.15   $2.21   $1.95   $1.80   $1.53
Number of accumulation units outstanding at end
of period (000 omitted)                                  24      25      25      25      21      15       5
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period        $1.18   $1.40   $1.29   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period              $1.38   $1.18   $1.40   $1.29   $1.22   $1.21   $1.13
Number of accumulation units outstanding at end
of period (000 omitted)                                 328     327     389     367     272      42       2
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.98   $1.62   $1.74   $1.52   $1.47   $1.34   $1.00
Accumulation unit value at end of period              $1.25   $0.98   $1.62   $1.74   $1.52   $1.47   $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.32   $2.38   $2.23   $1.77   $1.60   $1.39   $1.00
Accumulation unit value at end of period              $1.62   $1.32   $2.38   $2.23   $1.77   $1.60   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.97   $1.60   $1.61   $1.46   $1.41   $1.33   $1.00
Accumulation unit value at end of period              $1.27   $0.97   $1.60   $1.61   $1.46   $1.41   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.02   $1.89   $1.85   $1.77   $1.60   $1.37   $1.00
Accumulation unit value at end of period              $1.39   $1.02   $1.89   $1.85   $1.77   $1.60   $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                                   6       6       6       6       6       6       4
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
50  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period        $1.39   $2.06   $2.20   $1.85   $1.77   $1.50   $1.00
Accumulation unit value at end of period              $1.88   $1.39   $2.06   $2.20   $1.85   $1.77   $1.50
Number of accumulation units outstanding at end
of period (000 omitted)                                 122     127     141     157      76       2      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (03/17/2003)
Accumulation unit value at beginning of period        $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period              $1.06   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                                  20      17      20      19      19       5       5
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec.
31, 2009 were (1.31%) and (1.30%), respectively.
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.04   $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period              $1.17   $1.04   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                                  77      86      98      18       1       1       1
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.47   $2.50   $2.35   $1.99   $1.77   $1.52   $1.00
Accumulation unit value at end of period              $1.85   $1.47   $2.50   $2.35   $1.99   $1.77   $1.52
Number of accumulation units outstanding at end
of period (000 omitted)                                 321     317     297     318     136      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.71   $1.25   $1.23   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period              $0.87   $0.71   $1.25   $1.23   $1.08   $1.03      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  68      66      52      45      57       5      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.09   $1.76   $1.70   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period              $1.36   $1.09   $1.76   $1.70   $1.49   $1.45   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  74      74      78      79      80      49       3
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.01   $1.06   $1.02   $0.99   $0.99   $0.99   $1.00
Accumulation unit value at end of period              $1.06   $1.01   $1.06   $1.02   $0.99   $0.99   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                                  94     103     106     106     109      32       1
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $0.88   $1.60   $1.57   $1.43   $1.33   $1.25   $1.00
Accumulation unit value at end of period              $1.19   $0.88   $1.60   $1.57   $1.43   $1.33   $1.25
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.87   $1.84   $1.84   $1.65   $1.59   $1.45   $1.00
Accumulation unit value at end of period              $1.27   $0.87   $1.84   $1.84   $1.65   $1.59   $1.45
Number of accumulation units outstanding at end
of period (000 omitted)                                 226     248     238     256     245     136      19
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $1.13   $2.16   $1.98   $1.72   $1.60   $1.41   $1.00
Accumulation unit value at end of period              $1.58   $1.13   $2.16   $1.98   $1.72   $1.60   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                  39      40      41      45      46      44      15
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $1.00   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period              $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  89      89      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period        $0.98   $1.89   $1.60   $1.49   $1.46   $1.41   $1.00
Accumulation unit value at end of period              $1.48   $0.98   $1.89   $1.60   $1.49   $1.46   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                  --       8       8      12      12      12       8
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  51

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.09   $1.86   $1.80   $1.56   $1.51   $1.37   $1.00
Accumulation unit value at end of period              $1.29   $1.09   $1.86   $1.80   $1.56   $1.51   $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                                 203     228     228     234     229     227      35
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.01   $1.70   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period              $1.37   $1.01   $1.70   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                                  19      38      28      29      27      35       2
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.25   $2.21   $1.91   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period              $1.67   $1.25   $2.21   $1.91   $1.74   $1.51   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                               1,598   1,905   1,920   2,109   1,681   1,343     177
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.00   $1.92   $1.54   $1.46   $1.41   $1.38   $1.00
Accumulation unit value at end of period              $1.26   $1.00   $1.92   $1.54   $1.46   $1.41   $1.38
Number of accumulation units outstanding at end
of period (000 omitted)                                  80      79      78      79      80      80       3
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.59   $2.67   $2.34   $2.11   $1.82   $1.48   $1.00
Accumulation unit value at end of period              $2.19   $1.59   $2.67   $2.34   $2.11   $1.82   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                                 335     379     342     334     251     248      58
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.53   $2.76   $2.39   $2.06   $1.75   $1.57   $1.00
Accumulation unit value at end of period              $1.90   $1.53   $2.76   $2.39   $2.06   $1.75   $1.57
Number of accumulation units outstanding at end
of period (000 omitted)                                 155     156     156     167     157     112       4
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.06   $1.87   $2.40   $2.01   $1.80   $1.38   $1.00
Accumulation unit value at end of period              $1.25   $1.06   $1.87   $2.40   $2.01   $1.80   $1.38
Number of accumulation units outstanding at end
of period (000 omitted)                                  27      27      30      28      24      25      18
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.42   $2.15   $2.24   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period              $1.81   $1.42   $2.15   $2.24   $1.94   $1.81   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                                 112     113     116     154     154     152       8
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.11   $1.96   $1.79   $1.67   $1.61   $1.47   $1.00
Accumulation unit value at end of period              $1.58   $1.11   $1.96   $1.79   $1.67   $1.61   $1.47
Number of accumulation units outstanding at end
of period (000 omitted)                                 288     337     326     327     321     277      71
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.14   $1.84   $1.80   $1.54   $1.42   $1.27   $1.00
Accumulation unit value at end of period              $1.42   $1.14   $1.84   $1.80   $1.54   $1.42   $1.27
Number of accumulation units outstanding at end
of period (000 omitted)                                 627     690     778     936     868     842     171
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.48   $2.52   $2.21   $1.84   $1.70   $1.45   $1.00
Accumulation unit value at end of period              $2.00   $1.48   $2.52   $2.21   $1.84   $1.70   $1.45
Number of accumulation units outstanding at end
of period (000 omitted)                                 132     133     134     137     139     135      17
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.00   $1.61   $1.47   $1.39   $1.35   $1.25   $1.00
Accumulation unit value at end of period              $1.37   $1.00   $1.61   $1.47   $1.39   $1.35   $1.25
Number of accumulation units outstanding at end
of period (000 omitted)                                  83      85      87      87      80      78      --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.02   $1.71   $1.70   $1.52   $1.47   $1.40   $1.00
Accumulation unit value at end of period              $1.64   $1.02   $1.71   $1.70   $1.52   $1.47   $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                                  79      81      83      83      82      70      --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.13   $1.47   $1.43   $1.30   $1.28   $1.17   $1.00
Accumulation unit value at end of period              $1.31   $1.13   $1.47   $1.43   $1.30   $1.28   $1.17
Number of accumulation units outstanding at end
of period (000 omitted)                               1,001   1,060   1,199   1,378   1,378   1,360     227
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.96   $3.19   $2.53   $1.96   $1.70   $1.33   $1.00
Accumulation unit value at end of period              $2.56   $1.96   $3.19   $2.53   $1.96   $1.70   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                   2       2       2       2       2       2      --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
52  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.95   $1.76   $1.57   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period              $1.34   $0.95   $1.76   $1.57   $1.48   $1.43   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                 954   1,076   1,042   1,092     952     756     166
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.45   $2.47   $2.36   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period              $2.00   $1.45   $2.47   $2.36   $2.04   $1.81   $1.54
Number of accumulation units outstanding at end
of period (000 omitted)                                  53      77      79      84      60      54       1
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.28   $1.35   $1.37   $1.27   $1.26   $1.18   $1.00
Accumulation unit value at end of period              $0.35   $0.28   $1.35   $1.37   $1.27   $1.26   $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                                  54      40      42      48      44      47      26
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.31   $2.14   $2.20   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period              $1.77   $1.31   $2.14   $2.20   $1.95   $1.80   $1.53
Number of accumulation units outstanding at end
of period (000 omitted)                                 229     236     239     235     225     225      28
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period        $1.18   $1.39   $1.29   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period              $1.37   $1.18   $1.39   $1.29   $1.22   $1.21   $1.13
Number of accumulation units outstanding at end
of period (000 omitted)                                 996   1,034   1,099   1,014     877     569     137
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.98   $1.61   $1.74   $1.52   $1.47   $1.34   $1.00
Accumulation unit value at end of period              $1.25   $0.98   $1.61   $1.74   $1.52   $1.47   $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                  17      17      17      17      17      17       7
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.31   $2.38   $2.22   $1.76   $1.59   $1.39   $1.00
Accumulation unit value at end of period              $1.62   $1.31   $2.38   $2.22   $1.76   $1.59   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                                   6       6       6       6       6       5       2
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.97   $1.59   $1.61   $1.46   $1.41   $1.33   $1.00
Accumulation unit value at end of period              $1.27   $0.97   $1.59   $1.61   $1.46   $1.41   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.01   $1.89   $1.84   $1.77   $1.60   $1.37   $1.00
Accumulation unit value at end of period              $1.39   $1.01   $1.89   $1.84   $1.77   $1.60   $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                                   1       1       1       1       1       1       1
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period        $1.39   $2.06   $2.19   $1.85   $1.77   $1.49   $1.00
Accumulation unit value at end of period              $1.87   $1.39   $2.06   $2.19   $1.85   $1.77   $1.49
Number of accumulation units outstanding at end
of period (000 omitted)                                 223     240     272     285     204      36       4
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (03/17/2003)
Accumulation unit value at beginning of period        $1.07   $1.06   $1.03   $1.00   $0.98   $0.99   $1.00
Accumulation unit value at end of period              $1.06   $1.07   $1.06   $1.03   $1.00   $0.98   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                                 254     213     188      40     199     174       5
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec.
31, 2009 were (1.36%) and (1.36%), respectively.
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.03   $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period              $1.17   $1.03   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                               1,133   1,126   1,013     601     320     332     119
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.47   $2.50   $2.34   $1.98   $1.77   $1.52   $1.00
Accumulation unit value at end of period              $1.84   $1.47   $2.50   $2.34   $1.98   $1.77   $1.52
Number of accumulation units outstanding at end
of period (000 omitted)                                 649     677     538     457     183      20      14
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.71   $1.25   $1.23   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period              $0.87   $0.71   $1.25   $1.23   $1.08   $1.03      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 247     236     242     277     276      37      --
---------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  53

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.09   $1.75   $1.69   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period              $1.35   $1.09   $1.75   $1.69   $1.49   $1.45   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                 426     463     471     469     465     433      72
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.01   $1.05   $1.01   $0.99   $0.99   $0.99   $1.00
Accumulation unit value at end of period              $1.05   $1.01   $1.05   $1.01   $0.99   $0.99   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                                 457     440     396     502     485     348     271
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $0.87   $1.59   $1.57   $1.43   $1.33   $1.25   $1.00
Accumulation unit value at end of period              $1.18   $0.87   $1.59   $1.57   $1.43   $1.33   $1.25
Number of accumulation units outstanding at end
of period (000 omitted)                                  12      13      13      13      13      13      13
---------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $0.87   $1.84   $1.84   $1.65   $1.59   $1.45   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.27   $0.87   $1.84   $1.84   $1.65   $1.59   $1.45      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    28      28      31      34      37      38      29      --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $1.12   $2.15   $1.97   $1.72   $1.60   $1.41   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.57   $1.12   $2.15   $1.97   $1.72   $1.60   $1.41      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $0.79   $1.15   $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.00   $0.79   $1.15   $1.08      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at
beginning of period                      $0.82   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.01   $0.82      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period                      $0.98   $1.88   $1.59   $1.49   $1.46   $1.41   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.47   $0.98   $1.88   $1.59   $1.49   $1.46   $1.41      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     3       3       3       3       4       4      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at
beginning of period                      $1.08   $1.85   $1.79   $1.55   $1.51   $1.37   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.29   $1.08   $1.85   $1.79   $1.55   $1.51   $1.37      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    12      13      16      19      23      15       4      --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at
beginning of period                      $1.01   $1.70   $1.51   $1.55   $1.36   $1.28   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.36   $1.01   $1.70   $1.51   $1.55   $1.36   $1.28      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    72      85      91     105     109     110      37      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at
beginning of period                      $1.25   $2.21   $1.91   $1.74   $1.51   $1.33   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.66   $1.25   $2.21   $1.91   $1.74   $1.51   $1.33      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   255     356     362     367     137     138      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
54  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at
beginning of period                      $1.00   $1.92   $1.54   $1.46   $1.41   $1.38   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.26   $1.00   $1.92   $1.54   $1.46   $1.41   $1.38      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    55      55      54      55      55      55       6      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at
beginning of period                      $1.59   $2.66   $2.34   $2.11   $1.81   $1.48   $1.00      --      --      --
Accumulation unit value at end of
period                                   $2.18   $1.59   $2.66   $2.34   $2.11   $1.81   $1.48      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   179     209     178     147     116     126      29      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at
beginning of period                      $1.52   $2.75   $2.38   $2.05   $1.75   $1.57   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.89   $1.52   $2.75   $2.38   $2.05   $1.75   $1.57      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    12      12      11      17      29      37      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at
beginning of period                      $1.03   $1.82   $2.33   $1.96   $1.75   $1.35   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.21   $1.03   $1.82   $2.33   $1.96   $1.75   $1.35      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at
beginning of period                      $1.42   $2.15   $2.23   $1.94   $1.81   $1.48   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.81   $1.42   $2.15   $2.23   $1.94   $1.81   $1.48      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     9       9       9       9       2       2       2      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at
beginning of period                      $1.11   $1.96   $1.78   $1.66   $1.61   $1.47   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.57   $1.11   $1.96   $1.78   $1.66   $1.61   $1.47      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    16      16      15       8       8       8       3      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at
beginning of period                      $1.14   $1.84   $1.80   $1.54   $1.41   $1.27   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.42   $1.14   $1.84   $1.80   $1.54   $1.41   $1.27      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   214     267     320     471     412     403     134      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at
beginning of period                      $1.45   $2.47   $2.17   $1.81   $1.67   $1.43   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.96   $1.45   $2.47   $2.17   $1.81   $1.67   $1.43      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    12      13      14      14      16      17       2      --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at
beginning of period                      $1.00   $1.60   $1.47   $1.38   $1.35   $1.25   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.37   $1.00   $1.60   $1.47   $1.38   $1.35   $1.25      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at
beginning of period                      $1.02   $1.71   $1.69   $1.52   $1.47   $1.40   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.64   $1.02   $1.71   $1.69   $1.52   $1.47   $1.40      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    16      16      15      15      15      15      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at
beginning of period                      $1.12   $1.46   $1.43   $1.30   $1.28   $1.17   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.30   $1.12   $1.46   $1.43   $1.30   $1.28   $1.17      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    60      62      67      70      77      79      13      --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at
beginning of period                      $1.95   $3.18   $2.53   $1.96   $1.70   $1.33   $1.00      --      --      --
Accumulation unit value at end of
period                                   $2.56   $1.95   $3.18   $2.53   $1.96   $1.70   $1.33      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     2       2       2       2       2       2      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  55

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at
beginning of period                      $0.94   $1.76   $1.57   $1.48   $1.43   $1.36   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.34   $0.94   $1.76   $1.57   $1.48   $1.43   $1.36      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    59      66     145     171     183     169       8      --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at
beginning of period                      $1.45   $2.46   $2.35   $2.03   $1.81   $1.54   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.99   $1.45   $2.46   $2.35   $2.03   $1.81   $1.54      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    13      14      18      26      29      32      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at
beginning of period                      $0.28   $1.34   $1.37   $1.27   $1.26   $1.18   $1.00      --      --      --
Accumulation unit value at end of
period                                   $0.35   $0.28   $1.34   $1.37   $1.27   $1.26   $1.18      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     1       6      10       9       9       9       4      --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at
beginning of period                      $1.31   $2.14   $2.20   $1.94   $1.80   $1.53   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.76   $1.31   $2.14   $2.20   $1.94   $1.80   $1.53      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    53      59      72     100     111     111       3      --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period                      $1.17   $1.39   $1.29   $1.22   $1.21   $1.13   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.37   $1.17   $1.39   $1.29   $1.22   $1.21   $1.13      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   447     442     577     463     401     371     141      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at
beginning of period                      $0.76   $1.26   $1.36   $1.19   $1.15   $1.05   $0.83   $1.04   $1.13   $1.06
Accumulation unit value at end of
period                                   $0.97   $0.76   $1.26   $1.36   $1.19   $1.15   $1.05   $0.83   $1.04   $1.13
Number of accumulation units
outstanding at end of period (000
omitted)                                   179     249     458     727     997   1,260   1,479   1,621   1,769   1,720
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at
beginning of period                      $1.31   $2.37   $2.22   $1.76   $1.59   $1.39   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.61   $1.31   $2.37   $2.22   $1.76   $1.59   $1.39      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    29      33      34      34      34      34      30      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at
beginning of period                      $0.96   $1.59   $1.60   $1.46   $1.41   $1.33   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.26   $0.96   $1.59   $1.60   $1.46   $1.41   $1.33      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at
beginning of period                      $1.01   $1.88   $1.84   $1.77   $1.60   $1.37   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.38   $1.01   $1.88   $1.84   $1.77   $1.60   $1.37      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     1       1       1       1       1       1       1      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period                      $1.38   $2.05   $2.19   $1.84   $1.77   $1.49   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.86   $1.38   $2.05   $2.19   $1.84   $1.77   $1.49      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     2      10      10      10      10      10       2      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (10/24/1997)
Accumulation unit value at
beginning of period                      $1.15   $1.14   $1.10   $1.07   $1.06   $1.06   $1.07   $1.08   $1.05   $1.01
Accumulation unit value at end of
period                                   $1.14   $1.15   $1.14   $1.10   $1.07   $1.06   $1.06   $1.07   $1.08   $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                                   192     149     224     273     379      45      41      47      50      59
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009 were
(1.40%) and (1.39%), respectively.
--------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
56  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/24/1997)
Accumulation unit value at
beginning of period                      $1.18   $1.28   $1.23   $1.20   $1.19   $1.15   $1.12   $1.08   $1.01   $0.97
Accumulation unit value at end of
period                                   $1.33   $1.18   $1.28   $1.23   $1.20   $1.19   $1.15   $1.12   $1.08   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                                   590     598     761     702     548     664     701     794     943   1,016
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at
beginning of period                      $1.46   $2.49   $2.34   $1.98   $1.77   $1.52   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.84   $1.46   $2.49   $2.34   $1.98   $1.77   $1.52      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   289     238     164     116       5       5       1      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/24/1997)
Accumulation unit value at
beginning of period                      $0.70   $1.23   $1.21   $1.06   $1.02   $0.97   $0.76   $0.99   $1.23   $1.51
Accumulation unit value at end of
period                                   $0.86   $0.70   $1.23   $1.21   $1.06   $1.02   $0.97   $0.76   $0.99   $1.23
Number of accumulation units
outstanding at end of period (000
omitted)                                   121     149     231     313     327     497     584     650     963     970
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at
beginning of period                      $1.09   $1.75   $1.69   $1.49   $1.44   $1.33   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.35   $1.09   $1.75   $1.69   $1.49   $1.44   $1.33      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      32      32      32      32      38      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at
beginning of period                      $1.01   $1.05   $1.01   $0.99   $0.99   $0.99   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.05   $1.01   $1.05   $1.01   $0.99   $0.99   $0.99      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    96      62      56      52      53      53      10      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at
beginning of period                      $0.87   $1.59   $1.56   $1.43   $1.33   $1.25   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.18   $0.87   $1.59   $1.56   $1.43   $1.33   $1.25      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.86   $1.82   $1.83   $1.64   $1.58   $1.45   $1.00
Accumulation unit value at end of period              $1.26   $0.86   $1.82   $1.83   $1.64   $1.58   $1.45
Number of accumulation units outstanding at end
of period (000 omitted)                                  14      15      13      13      13       9      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $1.11   $2.14   $1.96   $1.71   $1.59   $1.40   $1.00
Accumulation unit value at end of period              $1.55   $1.11   $2.14   $1.96   $1.71   $1.59   $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $0.99   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period              $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period        $0.97   $1.87   $1.58   $1.48   $1.45   $1.41   $1.00
Accumulation unit value at end of period              $1.46   $0.97   $1.87   $1.58   $1.48   $1.45   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.07   $1.83   $1.77   $1.54   $1.49   $1.36   $1.00
Accumulation unit value at end of period              $1.26   $1.07   $1.83   $1.77   $1.54   $1.49   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  57

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.00   $1.68   $1.51   $1.54   $1.36   $1.28   $1.00
Accumulation unit value at end of period              $1.35   $1.00   $1.68   $1.51   $1.54   $1.36   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.24   $2.19   $1.90   $1.73   $1.50   $1.33   $1.00
Accumulation unit value at end of period              $1.65   $1.24   $2.19   $1.90   $1.73   $1.50   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                 157     222     194     139      66      20      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $0.99   $1.91   $1.53   $1.46   $1.40   $1.38   $1.00
Accumulation unit value at end of period              $1.25   $0.99   $1.91   $1.53   $1.46   $1.40   $1.38
Number of accumulation units outstanding at end
of period (000 omitted)                                  --       8       8       8       2       1      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.57   $2.64   $2.33   $2.10   $1.81   $1.47   $1.00
Accumulation unit value at end of period              $2.16   $1.57   $2.64   $2.33   $2.10   $1.81   $1.47
Number of accumulation units outstanding at end
of period (000 omitted)                                  84     107      85      65      30      19      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.51   $2.73   $2.37   $2.04   $1.75   $1.57   $1.00
Accumulation unit value at end of period              $1.87   $1.51   $2.73   $2.37   $2.04   $1.75   $1.57
Number of accumulation units outstanding at end
of period (000 omitted)                                   4       4       5       3       2       1       1
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.02   $1.80   $2.32   $1.95   $1.75   $1.35   $1.00
Accumulation unit value at end of period              $1.20   $1.02   $1.80   $2.32   $1.95   $1.75   $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                                  10      10      10      10      10       8      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.41   $2.13   $2.22   $1.93   $1.80   $1.48   $1.00
Accumulation unit value at end of period              $1.79   $1.41   $2.13   $2.22   $1.93   $1.80   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                                   5      10      10      10       7       5      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.10   $1.94   $1.77   $1.66   $1.61   $1.46   $1.00
Accumulation unit value at end of period              $1.56   $1.10   $1.94   $1.77   $1.66   $1.61   $1.46
Number of accumulation units outstanding at end
of period (000 omitted)                                   5      12      12      12       8       5      --
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.13   $1.82   $1.79   $1.54   $1.41   $1.27   $1.00
Accumulation unit value at end of period              $1.40   $1.13   $1.82   $1.79   $1.54   $1.41   $1.27
Number of accumulation units outstanding at end
of period (000 omitted)                                  27     145     152     167     153     151      --
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.44   $2.45   $2.16   $1.80   $1.66   $1.42   $1.00
Accumulation unit value at end of period              $1.94   $1.44   $2.45   $2.16   $1.80   $1.66   $1.42
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $0.99   $1.59   $1.46   $1.38   $1.34   $1.25   $1.00
Accumulation unit value at end of period              $1.35   $0.99   $1.59   $1.46   $1.38   $1.34   $1.25
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.01   $1.70   $1.68   $1.51   $1.46   $1.40   $1.00
Accumulation unit value at end of period              $1.62   $1.01   $1.70   $1.68   $1.51   $1.46   $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.11   $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period              $1.29   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at end
of period (000 omitted)                                  38      38      34      29      13      13      --
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.93   $3.16   $2.51   $1.95   $1.70   $1.33   $1.00
Accumulation unit value at end of period              $2.53   $1.93   $3.16   $2.51   $1.95   $1.70   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                   5       5       5       5       5       4      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.93   $1.75   $1.56   $1.47   $1.42   $1.36   $1.00
Accumulation unit value at end of period              $1.33   $0.93   $1.75   $1.56   $1.47   $1.42   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                  28      30      25      28      26       5      --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
58  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.44   $2.44   $2.34   $2.02   $1.80   $1.54   $1.00
Accumulation unit value at end of period              $1.97   $1.44   $2.44   $2.34   $2.02   $1.80   $1.54
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.28   $1.33   $1.36   $1.27   $1.26   $1.18   $1.00
Accumulation unit value at end of period              $0.35   $0.28   $1.33   $1.36   $1.27   $1.26   $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --       1       1       1       1       1
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.29   $2.12   $2.18   $1.94   $1.79   $1.53   $1.00
Accumulation unit value at end of period              $1.75   $1.29   $2.12   $2.18   $1.94   $1.79   $1.53
Number of accumulation units outstanding at end
of period (000 omitted)                                  41      42      41      39      16      15      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period        $1.16   $1.38   $1.28   $1.21   $1.20   $1.13   $1.00
Accumulation unit value at end of period              $1.36   $1.16   $1.38   $1.28   $1.21   $1.20   $1.13
Number of accumulation units outstanding at end
of period (000 omitted)                                 274     385     371     276     233     196       1
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.96   $1.60   $1.73   $1.51   $1.46   $1.34   $1.00
Accumulation unit value at end of period              $1.23   $0.96   $1.60   $1.73   $1.51   $1.46   $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                  --       7       7       7       2       1      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.30   $2.36   $2.21   $1.76   $1.59   $1.39   $1.00
Accumulation unit value at end of period              $1.59   $1.30   $2.36   $2.21   $1.76   $1.59   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.95   $1.58   $1.59   $1.45   $1.41   $1.33   $1.00
Accumulation unit value at end of period              $1.25   $0.95   $1.58   $1.59   $1.45   $1.41   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.00   $1.87   $1.83   $1.76   $1.59   $1.37   $1.00
Accumulation unit value at end of period              $1.37   $1.00   $1.87   $1.83   $1.76   $1.59   $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period        $1.37   $2.04   $2.17   $1.84   $1.76   $1.49   $1.00
Accumulation unit value at end of period              $1.84   $1.37   $2.04   $2.17   $1.84   $1.76   $1.49
Number of accumulation units outstanding at end
of period (000 omitted)                                  16      17      17      16      17      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (03/17/2003)
Accumulation unit value at beginning of period        $1.06   $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period              $1.05   $1.06   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                                  47      21       5       3       1       2       2
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec.
31, 2009 were (1.55%) and (1.54%), respectively.
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.02   $1.11   $1.07   $1.04   $1.04   $1.01   $1.00
Accumulation unit value at end of period              $1.15   $1.02   $1.11   $1.07   $1.04   $1.04   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                                 234     295     259     113      15       5       1
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.45   $2.47   $2.32   $1.97   $1.76   $1.52   $1.00
Accumulation unit value at end of period              $1.82   $1.45   $2.47   $2.32   $1.97   $1.76   $1.52
Number of accumulation units outstanding at end
of period (000 omitted)                                 156     152      92      48      34      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.70   $1.24   $1.22   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period              $0.86   $0.70   $1.24   $1.22   $1.08   $1.03      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  10       9       8       8       8      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.08   $1.74   $1.68   $1.48   $1.44   $1.33   $1.00
Accumulation unit value at end of period              $1.34   $1.08   $1.74   $1.68   $1.48   $1.44   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                   6       6       7       7       7       6       1
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  59

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.00   $1.04   $1.01   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period              $1.04   $1.00   $1.04   $1.01   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                                  63      47      45      39      34      28       2
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $0.86   $1.58   $1.55   $1.42   $1.33   $1.24   $1.00
Accumulation unit value at end of period              $1.17   $0.86   $1.58   $1.55   $1.42   $1.33   $1.24
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.86   $1.81   $1.82   $1.64   $1.58   $1.45   $1.00
Accumulation unit value at end of period              $1.25   $0.86   $1.81   $1.82   $1.64   $1.58   $1.45
Number of accumulation units outstanding at end
of period (000 omitted)                                  43      45      46      47      42      14       9
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $1.11   $2.13   $1.96   $1.71   $1.59   $1.40   $1.00
Accumulation unit value at end of period              $1.54   $1.11   $2.13   $1.96   $1.71   $1.59   $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                                   3       3       3       3       3       4       4
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.78   $1.14   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $0.99   $0.78   $1.14   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period              $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  16      17      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period        $0.96   $1.86   $1.58   $1.48   $1.45   $1.40   $1.00
Accumulation unit value at end of period              $1.45   $0.96   $1.86   $1.58   $1.48   $1.45   $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                                  28      33      33      33      33      35      30
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $1.06   $1.82   $1.76   $1.53   $1.49   $1.36   $1.00
Accumulation unit value at end of period              $1.25   $1.06   $1.82   $1.76   $1.53   $1.49   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                 348     350     418     355     362     364     283
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period        $0.99   $1.68   $1.50   $1.54   $1.36   $1.28   $1.00
Accumulation unit value at end of period              $1.34   $0.99   $1.68   $1.50   $1.54   $1.36   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                                  58      62      76      78      66      68      35
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.23   $2.18   $1.89   $1.72   $1.50   $1.33   $1.00
Accumulation unit value at end of period              $1.64   $1.23   $2.18   $1.89   $1.72   $1.50   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                 149     161     192     163     159     160      26
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $0.98   $1.90   $1.52   $1.45   $1.40   $1.38   $1.00
Accumulation unit value at end of period              $1.24   $0.98   $1.90   $1.52   $1.45   $1.40   $1.38
Number of accumulation units outstanding at end
of period (000 omitted)                                 134     135     135     133     133     134      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.56   $2.63   $2.32   $2.10   $1.81   $1.47   $1.00
Accumulation unit value at end of period              $2.15   $1.56   $2.63   $2.32   $2.10   $1.81   $1.47
Number of accumulation units outstanding at end
of period (000 omitted)                                 394     410     445     424     430     446     321
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.50   $2.72   $2.36   $2.04   $1.74   $1.57   $1.00
Accumulation unit value at end of period              $1.86   $1.50   $2.72   $2.36   $2.04   $1.74   $1.57
Number of accumulation units outstanding at end
of period (000 omitted)                                  16      16      16      15      15      17      --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
60  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.04   $1.84   $2.37   $2.00   $1.79   $1.38   $1.00
Accumulation unit value at end of period              $1.22   $1.04   $1.84   $2.37   $2.00   $1.79   $1.38
Number of accumulation units outstanding at end
of period (000 omitted)                                  13      18      22      22      22      28      21
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.40   $2.12   $2.21   $1.92   $1.80   $1.48   $1.00
Accumulation unit value at end of period              $1.78   $1.40   $2.12   $2.21   $1.92   $1.80   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                                  19      24      43      31      30      27       8
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.09   $1.93   $1.77   $1.65   $1.60   $1.46   $1.00
Accumulation unit value at end of period              $1.54   $1.09   $1.93   $1.77   $1.65   $1.60   $1.46
Number of accumulation units outstanding at end
of period (000 omitted)                                  65      74      84      88      93     104      65
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.12   $1.82   $1.78   $1.53   $1.41   $1.27   $1.00
Accumulation unit value at end of period              $1.39   $1.12   $1.82   $1.78   $1.53   $1.41   $1.27
Number of accumulation units outstanding at end
of period (000 omitted)                                 241     271     311     312     308     320      68
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period        $1.46   $2.48   $2.19   $1.83   $1.69   $1.45   $1.00
Accumulation unit value at end of period              $1.96   $1.46   $2.48   $2.19   $1.83   $1.69   $1.45
Number of accumulation units outstanding at end
of period (000 omitted)                                  50      56      70      50      51      47       9
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $0.98   $1.59   $1.45   $1.38   $1.34   $1.25   $1.00
Accumulation unit value at end of period              $1.34   $0.98   $1.59   $1.45   $1.38   $1.34   $1.25
Number of accumulation units outstanding at end
of period (000 omitted)                                   4       4       4       4       4       4       4
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.00   $1.69   $1.68   $1.51   $1.46   $1.40   $1.00
Accumulation unit value at end of period              $1.61   $1.00   $1.69   $1.68   $1.51   $1.46   $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.11   $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period              $1.28   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at end
of period (000 omitted)                                 104     114     127     131     121     123      80
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period        $1.92   $3.14   $2.50   $1.94   $1.70   $1.33   $1.00
Accumulation unit value at end of period              $2.51   $1.92   $3.14   $2.50   $1.94   $1.70   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                   4       4       4       4       4       4       1
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.93   $1.74   $1.55   $1.47   $1.42   $1.35   $1.00
Accumulation unit value at end of period              $1.32   $0.93   $1.74   $1.55   $1.47   $1.42   $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                                 150     157     241     170     171     173       9
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.43   $2.43   $2.33   $2.02   $1.80   $1.54   $1.00
Accumulation unit value at end of period              $1.96   $1.43   $2.43   $2.33   $2.02   $1.80   $1.54
Number of accumulation units outstanding at end
of period (000 omitted)                                  42      42      53      54      52      52       1
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.28   $1.33   $1.36   $1.26   $1.26   $1.18   $1.00
Accumulation unit value at end of period              $0.35   $0.28   $1.33   $1.36   $1.26   $1.26   $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                                   3      12      81      17      20      21       1
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.29   $2.11   $2.18   $1.93   $1.79   $1.53   $1.00
Accumulation unit value at end of period              $1.73   $1.29   $2.11   $2.18   $1.93   $1.79   $1.53
Number of accumulation units outstanding at end
of period (000 omitted)                                 352     355     357     358     359     362     268
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period        $1.16   $1.37   $1.28   $1.21   $1.20   $1.13   $1.00
Accumulation unit value at end of period              $1.35   $1.16   $1.37   $1.28   $1.21   $1.20   $1.13
Number of accumulation units outstanding at end
of period (000 omitted)                                 245     284     376     310     299     307      75
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.96   $1.59   $1.72   $1.51   $1.46   $1.33   $1.00
Accumulation unit value at end of period              $1.22   $0.96   $1.59   $1.72   $1.51   $1.46   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT  61

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.29   $2.34   $2.20   $1.75   $1.59   $1.39   $1.00
Accumulation unit value at end of period              $1.58   $1.29   $2.34   $2.20   $1.75   $1.59   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                                  --       6       7       8       8       9      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $0.95   $1.57   $1.59   $1.45   $1.40   $1.33   $1.00
Accumulation unit value at end of period              $1.24   $0.95   $1.57   $1.59   $1.45   $1.40   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period        $1.00   $1.86   $1.82   $1.76   $1.59   $1.36   $1.00
Accumulation unit value at end of period              $1.36   $1.00   $1.86   $1.82   $1.76   $1.59   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                   8       8       8       8       8       8       8
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period        $1.36   $2.03   $2.17   $1.83   $1.76   $1.49   $1.00
Accumulation unit value at end of period              $1.83   $1.36   $2.03   $2.17   $1.83   $1.76   $1.49
Number of accumulation units outstanding at end
of period (000 omitted)                                   3       3       3       3       5       7       3
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (03/17/2003)
Accumulation unit value at beginning of period        $1.05   $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period              $1.04   $1.05   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                                  81      81      81     117     107      97      --
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec.
31, 2009 were (1.66%) and (1.64%), respectively.
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.01   $1.10   $1.06   $1.04   $1.03   $1.00   $1.00
Accumulation unit value at end of period              $1.14   $1.01   $1.10   $1.06   $1.04   $1.03   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                                  28      28      44      44      28      28      28
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.44   $2.46   $2.32   $1.97   $1.76   $1.51   $1.00
Accumulation unit value at end of period              $1.81   $1.44   $2.46   $2.32   $1.97   $1.76   $1.51
Number of accumulation units outstanding at end
of period (000 omitted)                                   1       1      11      11      10       9       1
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period        $0.62   $1.09   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $0.76   $0.62   $1.09   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                   3       3       3       3      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $1.07   $1.73   $1.67   $1.48   $1.44   $1.33   $1.00
Accumulation unit value at end of period              $1.33   $1.07   $1.73   $1.67   $1.48   $1.44   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                  56      60      66      89      90      80      29
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $0.99   $1.04   $1.00   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period              $1.03   $0.99   $1.04   $1.00   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                                 150     150     100     101     101      85      --
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period        $0.86   $1.57   $1.55   $1.42   $1.33   $1.24   $1.00
Accumulation unit value at end of period              $1.16   $0.86   $1.57   $1.55   $1.42   $1.33   $1.24
Number of accumulation units outstanding at end
of period (000 omitted)                                  --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
62  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2009 and 2008, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. Also, in 2008, the Company adopted new accounting guidance related to the measurement of fair value and in 2007, the Company adopted new guidance related to the accounting for uncertainty in income taxes as well as new guidance related to accounting for deferred acquisition costs in connection with modifications or exchanges of insurance and annuity contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

April 23, 2010

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2009          2008

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2009, $1,715,064;
  2008, $1,403,180)                                                     $1,770,979    $1,279,025
Commercial mortgage loans, at cost (less allowance for loan losses:
2009, $2,088; 2008, $1,188)                                                183,986       210,786
Policy loans                                                                35,748        36,226
Trading securities                                                             113            87
-------------------------------------------------------------------------------------------------
    Total investments                                                    1,990,826     1,526,124

Cash equivalents                                                            89,502       195,886
Restricted cash                                                              8,400            --
Reinsurance recoverables                                                    74,438        69,619
Deferred income taxes, net                                                      --        38,513
Other receivables                                                           27,753         5,968
Accrued investment income                                                   22,224        17,651
Deferred acquisition costs                                                 221,942       236,619
Deferred sales inducement costs                                             22,919        23,808
Other assets                                                                22,121        65,311
Separate account assets                                                  2,920,793     2,248,021
-------------------------------------------------------------------------------------------------
    Total assets                                                        $5,400,918    $4,427,520
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,916,865    $1,834,858
Policy claims and other policyholders' funds                                 6,899         8,340
Deferred income taxes, net                                                  19,632            --
Other liabilities                                                          103,758        54,336
Separate account liabilities                                             2,920,793     2,248,021
-------------------------------------------------------------------------------------------------
    Total liabilities                                                    4,967,947     4,145,555
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,634       106,646
Retained earnings                                                          294,112       236,963
Accumulated other comprehensive income (loss), net of tax                   30,225       (63,644)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                             432,971       281,965
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                          $5,400,918    $4,427,520
=================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

REVENUES
Premiums                                                         $ 25,064      $ 26,063      $ 24,616
Net investment income                                             103,079        94,421       109,190
Policy and contract charges                                        65,350        70,900        65,555
Other revenue                                                      11,985        15,389        12,204
Net realized investment gains (losses)                              2,045       (24,117)        6,583
-------------------------------------------------------------------------------------------------------
    Total revenues                                                207,523       182,656       218,148
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   21,649        65,151        44,513
Interest credited to fixed accounts                                59,629        52,997        55,666
Amortization of deferred acquisition costs                         11,950        41,554        28,038
Separation costs                                                       --            --          (571)
Other insurance and operating expenses                             32,045        38,268        29,006
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   125,273       197,970       156,652
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                               82,250       (15,314)       61,496
Income tax provision (benefit)                                     25,848        (9,350)       19,000
-------------------------------------------------------------------------------------------------------
    Net income (loss)                                            $ 56,402      $ (5,964)     $ 42,496
=======================================================================================================
Supplemental Disclosures:
Net realized investment gains (losses):
  Net realized investment gains before impairment losses on
  securities                                                     $  7,250
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities       (4,975)
  Portion of loss recognized in other comprehensive income           (230)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains (losses)                                                   (5,205)
-------------------------------------------------------------------------------------------------------
Net realized investment gains (losses)                           $  2,045
=======================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                $  56,402     $  (5,964)    $  42,496
Adjustments to reconcile net income (loss) to net cash (used
in) provided by operating activities:
  Capitalization of deferred acquisition and deferred sales
  inducement costs                                                 (32,476)      (33,385)      (40,425)
  Amortization of deferred acquisition and deferred sales
  inducement costs                                                  14,991        44,145        30,084
  Depreciation, amortization and accretion, net                     (1,205)        2,914         3,598
  Deferred income tax (benefit) expense                              7,335       (22,571)        1,184
  Contractholder and policyholder charges, non-cash                (16,537)      (16,766)      (14,618)
  Net realized investment gains                                     (8,148)         (781)       (6,909)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses        6,105        24,898           326
Change in operating assets and liabilities:
  Trading securities, net                                              (26)           43           (35)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               17,535        20,723        13,822
  Policy claims and other policyholders' funds                      (1,441)        1,880        (2,746)
  Reinsurance recoverables                                          (4,815)      (15,562)       (6,937)
  Other receivables                                                    (71)           21          (353)
  Accrued investment income                                         (4,573)          762         4,198
  Derivatives collateral, net                                      (43,930)       38,980        (1,150)
  Other assets and liabilities, net                                (22,165)       56,106       (11,469)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by operating activities                (33,019)       95,443        11,066
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                              309,903        15,114       322,740
  Maturities, sinking fund payments and calls                      214,089       166,854       116,456
  Purchases                                                       (783,421)     (188,068)      (74,488)
Proceeds from sales and maturities of commercial mortgage
loans                                                               25,944        15,695        39,049
Funding of commercial mortgage loans                                   (44)           --        (8,889)
Change in policy loans, net                                            478          (492)       (1,897)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by investing activities               (233,051)        9,103       392,971
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                          269,006       143,543        73,045
  Net transfers from (to) separate accounts                         16,997           820        (1,625)
  Surrenders and other benefits                                   (124,858)     (174,838)     (212,962)
Deferred premium options, net                                       (1,447)       (7,669)           --
Tax adjustment on share-based incentive compensation plan              (12)            9            20
Cash dividend to RiverSource Life Insurance Company                     --       (77,000)      (83,000)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                159,686      (115,135)     (224,522)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash equivalents                       (106,384)      (10,589)      179,515
Cash equivalents at beginning of year                              195,886       206,475        26,960
-------------------------------------------------------------------------------------------------------
Cash equivalents at end of year                                  $  89,502     $ 195,886     $ 206,475
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $     619     $  17,501     $  19,122


See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2009
(IN THOUSANDS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2007                    $2,000       $106,617      $371,644        $(11,271)      $468,990
Change in accounting principles, net of
tax                                                --             --        (9,231)             --         (9,231)
Comprehensive income:
  Net income                                       --             --        42,496              --         42,496
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --             972            972
                                                                                                       ------------
Total comprehensive income                                                                                 43,468
Tax adjustment on share-based incentive
compensation plan                                  --             20            --              --             20
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (83,000)             --        (83,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                   2,000        106,637       321,909         (10,299)       420,247
Change in accounting principles, net of
tax                                                --             --        (1,982)             --         (1,982)
Comprehensive loss:
  Net loss                                         --             --        (5,964)             --         (5,964)
  Other comprehensive loss, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --         (53,345)       (53,345)
                                                                                                       ------------
Total comprehensive loss                                                                                  (59,309)
Tax adjustment on share-based incentive
compensation plan                                  --              9            --              --              9
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (77,000)             --        (77,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                   2,000        106,646       236,963         (63,644)       281,965
Change in accounting principles, net of
tax                                                --             --           747            (747)            --
Comprehensive income:
  Net income                                       --             --        56,402              --         56,402
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --          93,897         93,897
    Change in noncredit related
     impairments on securities and net
     unrealized securities losses on
     previously impaired securities                --             --            --             719            719
                                                                                                       ------------
Total comprehensive income                                                                                151,018
Tax adjustment on share-based incentive
compensation plan                                  --            (12)           --              --            (12)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2009                  $2,000       $106,634      $294,112        $ 30,225       $432,971
===================================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and Delaware. Effective in March 2010, RiverSource Life of NY withdrew its Certificate of Authority from the state of North Dakota. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes and employees. Through 2007, RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express was completed in 2007.

RiverSource Life of NY's products include deferred variable annuities and fixed annuities which are issued primarily to individuals, where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a minimum annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

RiverSource Life of NY also issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Traditional life insurance refers to term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. RiverSource Life of NY issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York State Insurance Department (RiverSource Life of NY's primary regulator) as reconciled in Note 16.

RiverSource Life of NY evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 23, 2010, the date the financial statements were issued.

RECLASSIFICATIONS
Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the first quarter of 2009, RiverSource Life of NY reclassified reinsurance allowances for coinsurance contracts for traditional life and long term care insurance from premiums to other insurance and operating expenses to net with the associated expenses.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table shows the impact of the reclassification of the reinsurance allowances made to RiverSource Life of NY's previously reported Statements of Operations.

                                                         YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                  2008                        2007
                                                       ------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
(IN THOUSANDS)                                           REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                 $ 28,203      $ 26,063      $ 26,804      $ 24,616
Net investment income                                      94,421        94,421       109,190       109,190
Policy and contract charges                                70,900        70,900        65,555        65,555
Other revenue                                              15,389        15,389        12,204        12,204
Net realized investment gains (losses)                    (24,117)      (24,117)        6,583         6,583
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  Total revenues                                          184,796       182,656       220,336       218,148
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BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses           65,151        65,151        44,513        44,513
Interest credited to fixed accounts                        52,997        52,997        55,666        55,666
Amortization of deferred acquisition costs                 41,554        41,554        28,038        28,038
Separation costs                                               --            --          (571)         (571)
Other insurance and operating expenses                     40,408        38,268        31,194        29,006
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  Total benefits and expenses                             200,110       197,970       158,840       156,652
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Pretax income (loss)                                      (15,314)      (15,314)       61,496        61,496
Income tax provision (benefit)                             (9,350)       (9,350)       19,000        19,000
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  NET INCOME (LOSS)                                      $ (5,964)     $ (5,964)     $ 42,496      $ 42,496
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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in the Statements of Operations upon disposition of the securities.

Effective January 1, 2009, RiverSource Life of NY early adopted an accounting standard that significantly changed RiverSource Life of NY's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, RiverSource Life of NY assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not RiverSource Life of NY will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and RiverSource Life of NY must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and RiverSource Life of NY does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, RiverSource Life of NY separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). RiverSource Life of NY's Statements of Shareholder's Equity present all

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changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

RiverSource Life of NY provides a supplemental disclosure on the face of its Statements of Operations that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income
(loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and
(ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Operations as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, RiverSource Life of NY does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that RiverSource Life of NY will be required to sell the security before recovery of its amortized cost basis. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors RiverSource Life of NY considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and RiverSource Life of NY's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), RiverSource Life of NY also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

For the year ended December 31, 2009, certain non-agency residential mortgage backed securities were deemed other-than-temporarily impaired. Generally, the credit loss component for the non-agency residential mortgage backed securities is determined as the amount the amortized cost basis exceeds the present value of the projected cash flows expected to be collected. Significant inputs considered in these projections are consistent with the factors considered in assessing potential other-than-temporary impairment for these investments. Current contractual interest rates considered in these cash flow projections are used to calculate the discount rate used to determine the present value of the expected cash flows.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is primarily based on RiverSource Life of NY's past loan loss experience, known and inherent risks in the portfolio, composition of the loan portfolio, current economic conditions and other relevant factors. Loans in this portfolio are generally smaller balance and homogeneous in nature and accordingly RiverSource Life of NY follows accounting guidance on contingencies when establishing necessary reserves for losses inherent in the portfolio. For larger balance or restructured loans that are collateral dependent, the allowance is based on the fair value of collateral. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

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Trading Securities
Included in trading securities is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2009 and 2008 was $8.4 million and nil, respectively, consisting of cash that is pledged to counterparties.

REINSURANCE
RiverSource Life of NY cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life and long term care ("LTC") reinsurance premium, net of the change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life of NY also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 6 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 10 for information regarding RiverSource Life of NY's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

RiverSource Life of NY's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits are included within benefits, claims, losses and settlement expenses. Changes in fair value of derivatives are presented in the Statements of Operations based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Operations with the corresponding change in the hedged asset or liability.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represents the cost of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC is amortized over time. For annuity and universal life ("UL") contracts, DAC is amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC is generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

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For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's Statements of Operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY typically uses a five-year mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2009, management continued to follow the mean reversion process, decreasing near-term equity asset growth rates to reflect the positive market. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

RiverSource Life of NY monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact RiverSource Life of NY's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

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Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 10 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2009, depending on year of issue, with an average rate of approximately 5.7%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2009, with an average rate of 4.7%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2009, with an average rate of 4.0%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy

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persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2009, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated interest rates for LTC policy reserves can vary by plan and year and ranged from 5.8% to 7.0% at December 31, 2009.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
RiverSource Life of NY's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, cash equivalents and the changes in fair value of certain derivatives. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. Under the agreement, RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from RiverSource Life and various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

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RiverSource Life of NY is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences;
(iii) taxable income in prior carryback years; and (iv) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)
In September 2009, the Financial Accounting Standards Board ("FASB") updated the accounting standards to allow for net asset value ("NAV") to be used as a practical expedient in estimating the fair value of alternative investments without readily determinable fair values. The standard also requires additional disclosure by major category of investment related to restrictions on the investor's ability to redeem the investment as of the measurement date, unfunded commitments and the investment strategies of the investees. The disclosures are required for all investments within the scope of the standard regardless of whether the fair value of the investment is measured using the NAV or another method. The standard is effective for interim and annual periods ending after December 15, 2009, with early adoption permitted. The adoption did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Measuring Liabilities at Fair Value
In August 2009, the FASB updated the accounting standards to provide additional guidance on estimating the fair value of a liability. The standard is effective for the first reporting period, including interim periods, beginning after issuance. RiverSource Life of NY adopted the standard during 2009 which did not have a material effect on its financial condition and results of operations.

The Hierarchy of GAAP
In June 2009, the FASB established the FASB Accounting Standards Codification(TM) ("Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Subsequent Events
In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The standard is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. The adoption did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Fair Value
In April 2009, the FASB updated the accounting standards to provide guidance on estimating the fair value of a financial asset or liability when the trade volume and level of activity for the asset or liability have significantly decreased relative to historical levels. The standard requires entities to disclose the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, debt and equity securities as defined by GAAP shall be disclosed by major category. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009, and is to be applied prospectively. RiverSource Life of NY adopted the standard during 2009 which did not have a material effect on its financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. RiverSource Life of NY adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life of NY uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, RiverSource Life of NY recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the

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fair value of RiverSource Life of NY's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life of NY considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life of NY adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life of NY's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life of NY not fulfilling these liabilities. As RiverSource Life of NY's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income (loss) when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings and a corresponding adjustment to accumulated other comprehensive income (loss). RiverSource Life of NY adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $0.7 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for RiverSource Life of NY's required disclosures.

Disclosures about Derivative Instruments and Hedging Activities
In March 2008, the FASB updated the accounting standards for disclosures about derivative instruments and hedging activities. The standard intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. The standard requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. The standard is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life of NY applied the new disclosure requirements in 2009. See Note 14 for the required disclosures.

Noncontrolling Interests in Consolidated Financial Statements
In December 2007, the FASB updated the accounting standards for noncontrolling interests in consolidated financial statements to establish the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. The standard requires noncontrolling (minority) interests to be classified as equity (instead of as a liability) within the Balance Sheets, and net income (loss) attributable to both the parent and the noncontrolling interests to be disclosed on the face of the Statements of Income. The standard is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of the standard are to be applied prospectively, except for the presentation and disclosure requirements, which are to be applied retrospectively to all periods presented. RiverSource Life of NY adopted the new standard as of January 1, 2009 and there was no impact on its financial condition and results of operations.

Uncertainty in Income Taxes
In June 2006, the FASB updated the accounting standards related to uncertainty in income taxes. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted the standard as of January 1, 2007. The effect of adopting the standard on RiverSource Life of NY's financial condition and results of operations was not material.

DAC Costs in Connection with Modifications or Exchanges of Insurance Contracts In September 2005, the accounting standards related to DAC in connection with modifications or exchanges of insurance contracts were updated. The standard provides clarifying guidance on accounting for DAC associated with an insurance or

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life of NY accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life of NY adopted the standard resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting the standard, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Subsequent Events
In February 2010, the FASB amended the accounting standards related to the recognition and disclosure of subsequent events. The amendments remove the requirement to disclose the date through which subsequent events are evaluated for Securities and Exchange Commission filers. The standard is effective upon issuance and shall be applied prospectively. The adoption of the standard will not impact RiverSource Life of NY's financial condition and results of operations.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosure about fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presenting activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures about the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. RiverSource Life of NY will adopt the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which RiverSource Life of NY will adopt in 2011. The adoption of the standard will not impact RiverSource Life of NY's financial condition and results of operations.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in variable interest entities. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. RiverSource Life of NY does not expect the adoption to have a material effect on its financial condition and results of operations.

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR       NON-CREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,069,403      $61,621      $ (9,808)    $1,121,216       $ 238
Residential mortgage backed securities              255,998        8,231       (10,640)       253,589        (290)
Commercial mortgage backed securities               243,266        6,602        (2,619)       247,249          --
Asset backed securities                              72,131        2,630          (946)        73,815          --
State and municipal obligations                      58,253          966        (1,012)        58,207          --
U.S. government and agencies obligations             11,918          481            --         12,399          --
Foreign government bonds and obligations              4,095          479           (70)         4,504          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,715,064      $81,010      $(25,095)    $1,770,979       $ (52)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income, which starting January 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities subsequent to the impairment date. These amounts are included in gross unrealized gains and losses at December 31, 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  903,532      $5,892       $ (90,337)   $  819,087
Residential mortgage backed securities                     173,241       2,415         (16,497)      159,159
Commercial mortgage backed securities                      204,538         525         (22,766)      182,297
Asset backed securities                                     81,725         456          (3,898)       78,283
U.S. government and agencies obligations                    28,968         421              (6)       29,383
State and municipal obligations                              6,997           4            (198)        6,803
Foreign government bonds and obligations                     4,179         235            (401)        4,013
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,403,180      $9,948       $(134,103)   $1,279,025
=============================================================================================================



At December 31, 2009 and 2008, fixed maturity securities comprised approximately 89% and 84% respectively, of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"), except for approximately $58 million and $61 million of securities at December 31, 2009 and 2008, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's, S&P and Fitch. Ratings on fixed maturity securities are presented using the median of ratings from Moody's, S&P and Fitch. If only two of the ratings are available, the lower rating is used.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2009                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  521,778    $  534,990         30%      $  487,686    $  451,546         35%
AA                                           94,046        92,015          5           72,683        70,311          5
A                                           315,938       326,952         19          329,126       302,063         24
BBB                                         685,358       725,094         41          414,951       381,071         30
Below investment grade                       97,944        91,928          5           98,734        74,034          6
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,715,064    $1,770,979        100%      $1,403,180    $1,279,025        100%
==========================================================================================================================



At December 31, 2009 and 2008, approximately 26% and 27%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 34         $ 80,012       $(1,759)        51         $ 88,633      $ (8,049)         85
Residential mortgage
  backed securities          11           84,372        (1,967)        14           34,229        (8,673)         25
Commercial mortgage
  backed securities           6           21,587          (342)         8           41,678        (2,277)         14
Asset backed
  securities                  1            1,488           (70)         3            5,465          (876)          4
State and municipal
  obligations                12           29,282        (1,012)        --               --            --          12
Foreign government
  bonds and
  obligations                --               --            --          1              382           (70)          1
------------------------------------------------------------------------------------------------------------------------
  Total                      64         $216,741       $(5,150)        77         $170,387      $(19,945)        141
========================================================================================================================

                             DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $168,645      $ (9,808)
Residential mortgage
  backed securities        118,601       (10,640)
Commercial mortgage
  backed securities         63,265        (2,619)
Asset backed
  securities                 6,953          (946)
State and municipal
  obligations               29,282        (1,012)
Foreign government
  bonds and
  obligations                  382           (70)
--------------------------------------------------
  Total                   $387,128      $(25,095)
==================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 173        $417,970      $(31,701)        139        $234,787      $(58,636)        312
Residential mortgage
  backed securities            7          34,300       (14,247)         13          22,173        (2,250)         20
Commercial mortgage
  backed securities            6          31,491        (1,839)         23         108,394       (20,927)         29
Asset backed
  securities                   4          33,937        (3,217)          2             880          (681)          6
U.S. government and
  agencies
  obligations                 --              --            --           1           2,127            (6)          1
State and municipal
  obligations                  1             961           (40)          1           3,841          (158)          2
Foreign government
  bonds and
  obligations                  7           1,460          (401)         --              --            --           7
------------------------------------------------------------------------------------------------------------------------
  Total                      198        $520,119      $(51,445)        179        $372,202      $(82,658)        377
========================================================================================================================

                             DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $652,757      $ (90,337)
Residential mortgage
  backed securities         56,473        (16,497)
Commercial mortgage
  backed securities        139,885        (22,766)
Asset backed
  securities                34,817         (3,898)
U.S. government and
  agencies
  obligations                2,127             (6)
State and municipal
  obligations                4,802           (198)
Foreign government
  bonds and
  obligations                1,460           (401)
--------------------------------------------------
  Total                   $892,321      $(134,103)
==================================================



As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in credit spreads across sectors. The primary driver of lower unrealized losses in 2009 compared to 2008 was the tightening of credit spreads across sectors, partially offset by higher interest rates. In addition, a portion of the decrease in unrealized losses was offset by an increase due to the adoption of a new accounting standard effective January 1, 2009. RiverSource Life of NY recorded a cumulative effect increase to the amortized cost of previously other-than-temporarily impaired investments that increased the gross unrealized losses on Available-for-Sale securities by $1.3 million. This impact is due to the impairment of Available-for-Sale securities recognized in other comprehensive income (loss) previously recognized through earnings for factors other than credit.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Operations for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income (loss):

                                                                                    (IN
                                                                                THOUSANDS)
-------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other comprehensive
  income                                                                          $ 1,892
Additional amount related to credit losses for which an other-than-temporary
  impairment was not previously recognized                                            496
Reductions for securities sold during the period (realized)                        (1,355)
Additional increases to the amount related to credit losses for which an
  other-than-temporary impairment was previously recognized                           861
-------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31, 2009 for which a portion of other-than-temporary impairment was recognized in
  other comprehensive income                                                      $ 1,894
===========================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized but have been recognized in current period net income due to sales of Available-for-Sale securities; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates. As a result of the adoption of a new accounting standard effective January 1, 2009, net unrealized investment gains (losses) arising during the period also includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period. Additionally, reclassification of (gains) losses included in net income contains noncredit other-than-temporary impairment losses that were previously unrealized but have been recognized in current period net income due to their reclassification as credit losses.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized investment gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             INVESTMENT                  INVESTMENT
                                                                GAINS       DEFERRED        GAINS
(IN THOUSANDS)                                                (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2007                                    $ (17,340)    $  6,069      $(11,271)
  Net unrealized investment gains arising during the
  period                                                          6,003       (2,101)        3,902
  Reclassification of gains included in net income               (5,051)       1,768        (3,283)
  Impact on DAC and DSIC                                            544         (191)          353
----------------------------------------------------------------------------------------------------
Balance at December 31, 2007                                  $ (15,844)    $  5,545      $(10,299)
  Net unrealized investment losses arising during the
  period                                                       (128,871)      45,105       (83,766)
  Reclassification of losses included in net income              24,112       (8,439)       15,673
  Impact on DAC, DSIC and benefit reserves                       22,688       (7,940)       14,748
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                  $ (97,915)    $ 34,271      $(63,644)
  Cumulative effect of accounting change                         (1,149)(1)      402          (747)
  Net unrealized investment gains arising during the
  period                                                        184,164      (64,458)      119,706
  Reclassification of gains included in net income               (2,943)       1,030        (1,913)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                  (35,705)      12,528       (23,177)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                  $  46,452     $(16,227)     $ 30,225(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009, net of DAC and DSIC amortization and certain benefit reserves. See Note 3 for additional information on the adoption impact.

(2) At December 31, 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Investment Gains included $(28) thousand of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                        $11,098      $    933       $ 6,409
Gross realized investment losses from sales                        (2,950)         (148)       (1,030)
Other-than-temporary impairments related to credit                 (5,205)      (24,898)         (326)


The $5.2 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2009 were related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The $24.9 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2008 primarily related to credit losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $0.3 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2007 related to corporate debt securities in the publishing and home building industries.

Available-for-Sale securities by contractual maturity at December 31, 2009 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   54,722    $   55,413
Due after one year through five years                                      476,440       493,053
Due after five years through 10 years                                      389,918       406,516
Due after 10 years                                                         222,589       241,344
-------------------------------------------------------------------------------------------------
                                                                         1,143,669     1,196,326
Residential mortgage backed securities                                     255,998       253,589
Commercial mortgage backed securities                                      243,266       247,249
Asset backed securities                                                     72,131        73,815
-------------------------------------------------------------------------------------------------
Total                                                                   $1,715,064    $1,770,979
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At both December 31, 2009 and 2008, bonds carried at $0.3 million were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Commercial Mortgage Loans, net
The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $186,074      $211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $183,986      $210,786
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. It is RiverSource Life of NY's practice to limit commercial mortgage loan fundings to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $1,188        $1,188        $ 2,718
Provision for loan losses                                            900            --         (1,530)
Foreclosures, write-offs and loan sales                               --            --             --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $2,088        $1,188        $ 1,188
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region:
  Atlantic                                                               $ 56,978      $ 66,425
  North Central                                                            41,956        48,748
  Mountain                                                                 28,399        32,696
  Pacific                                                                  25,553        29,605
  South Central                                                            16,634        17,205
  New England                                                              16,554        17,295
-------------------------------------------------------------------------------------------------
                                                                          186,074       211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $183,986      $210,786
=================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. property type:
  Industrial buildings                                                   $ 50,019      $ 52,424
  Shopping centers and retail                                              49,460        56,107
  Office buildings                                                         42,406        46,632
  Apartments                                                               24,964        31,102
  Medical buildings                                                         9,284        11,120
  Hotels and motels                                                         4,512         4,737
  Mixed use                                                                 3,172         4,247
  Other                                                                     2,257         5,605
-------------------------------------------------------------------------------------------------
                                                                          186,074       211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $183,986      $210,786
=================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. There were no outstanding commercial mortgage loan funding commitments at December 31, 2009 and 2008.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 91,198       $76,456      $ 84,542
Income on commercial mortgage loans                                11,716        12,990        14,564
Trading securities                                                  3,056         6,371        11,403
-------------------------------------------------------------------------------------------------------
                                                                  105,970        95,817       110,509
Less: investment expenses                                           2,891         1,396         1,319
-------------------------------------------------------------------------------------------------------
  Total                                                          $103,079       $94,421      $109,190
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                  $2,943       $(24,113)      $5,053
Commercial mortgage loans                                           (900)            --        1,530
Cash equivalents                                                       2             (4)          --
-------------------------------------------------------------------------------------------------------
  Total                                                           $2,045       $(24,117)      $6,583
=======================================================================================================



5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2009, 2008 and 2007, RiverSource Life of NY completed the annual detailed review of valuation assumptions of its products. In addition, during the third quarter of 2008, RiverSource Life of NY converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life of NY's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2009, 2008 and 2007 and the valuation system conversion for the year ended December 31, 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX BENEFIT (CHARGE)                                 CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
(IN THOUSANDS)                            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2009 period                                 $ --         $(2,300)      $3,400        $ 9,600       $    --       $10,700
2008 period                                  100           3,100        2,900         (3,000)       (1,700)        1,400
2007 period                                   --            (200)        (900)        (2,600)           --        (3,700)


The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $236,619      $228,826      $236,165
Cumulative effect of accounting change                                 --         1,970       (13,939)
Capitalization of acquisition costs                                27,171        28,583        34,159
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                            (21,550)      (38,554)      (25,438)
Amortization, impact of valuation assumptions review and
valuation system conversion                                         9,600        (3,000)       (2,600)
Impact of change in net unrealized securities losses (gains)      (29,898)       18,794           479
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $221,942      $236,619      $228,826
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $23,808       $19,447       $15,658
Cumulative effect of accounting change                                 --           553          (496)
Capitalization of sales inducements costs                           5,305         4,802         6,266
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                             (3,441)       (2,691)       (2,046)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           400           100            --
Impact of change in net unrealized securities losses (gains)       (3,153)        1,597            65
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $22,919       $23,808       $19,447
=======================================================================================================



RiverSource Life of NY adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in 2009. The adoption had no net impact to DAC and DSIC.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Effective January 1, 2008, RiverSource Life of NY adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.6 million to DAC and DSIC, respectively. See Note 3 for additional information regarding RiverSource Life of NY's adoption of fair value accounting standards.

Effective January 1, 2007, RiverSource Life of NY adopted a new accounting standard related to DAC in connection with modifications or exchanges of insurance contracts and recorded as a cumulative change in accounting principle a pretax reduction of $13.9 million and $0.5 million to DAC and DSIC, respectively.

6. REINSURANCE

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life of NY began reinsuring risks at this level during 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $1.5 million (increased from $750,000 during 2008) on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life of NY, for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").

In addition, RiverSource Life of NY assumes life insurance risk under a reinsurance arrangement with an unaffiliated insurance company.

RiverSource Life of NY retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of DI written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2009 and 2008, traditional life and universal life insurance in force aggregated $10.9 billion and $10.8 billion, respectively, of which $6.5 billion and $6.2 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks assumed under its LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Direct premiums                                                  $ 38,822      $ 36,652       $34,062
Reinsurance ceded                                                 (13,758)      (10,589)       (9,446)
-------------------------------------------------------------------------------------------------------
Net premiums                                                     $ 25,064      $ 26,063       $24,616
=======================================================================================================



Policy and contract charges are presented on the Statements of Operations net of $2.9 million, $2.9 million and $3.5 million of reinsurance ceded for the years ended December 31, 2009, 2008 and 2007, respectively.

Reinsurance recovered from reinsurers was $4.5 million, $4.1 million and $2.7 million for the years ended December 31, 2009, 2008 and 2007, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $52.3 million and $47.9 million related to LTC risk ceded to Genworth as of December 31, 2009 and 2008, respectively. Future policy benefits include $4.8 million and $5.4 million related to an assumed reinsurance arrangement as of December 31, 2009 and 2008, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,182,426    $1,056,580
Variable annuities fixed sub-accounts                                      310,603       293,301
Variable annuity GMWB                                                        9,188        75,843
Variable annuity GMAB                                                        4,374        18,796
Other variable annuity guarantees                                              709         2,891
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,507,300     1,447,411
VUL/UL insurance                                                           158,788       151,359
Other life, DI and LTC insurance                                           250,777       236,088
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,916,865     1,834,858
Policy claims and other policyholders' funds                                 6,899         8,340
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,923,764    $1,843,198
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,622,191    $2,015,275
VUL insurance variable sub-accounts                                        297,602       231,899
Other insurance variable sub-accounts                                        1,000           847
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $2,920,793    $2,248,021
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life of NY previously offered contracts with GMIB provisions. See
Note 2 and Note 8 for additional information regarding RiverSource Life of NY's variable annuity guarantees. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $676.5 million at December 31, 2008 to $1.0 billion at December 31, 2009. The total value of variable annuity contracts with GMAB riders increased from $104.2 million at December 31, 2008 to $165.5 million at December 31, 2009. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life of NY. Premium on UL is invested in a fixed account, while purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life of NY also offers term insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

8. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions and variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. See Note 2 and Note 7 for additional information regarding the liabilities related to variable annuity guarantees.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees or (ii) the GMDB provisions specified in the contract. RiverSource Life of NY has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments, less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life of NY has GMWB riders in force with the following provisions:

- withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- withdrawals at a specified rate per year for the life of the contractholder or for joint contractholders while either is alive ("GMWB for life"). Some policies require that once withdrawals begin, the contractholder's funds are moved to one of three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by RiverSource Life of NY provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which RiverSource Life of NY has established additional liabilities:

                                                        DECEMBER 31, 2009                            DECEMBER 31, 2008
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET         WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT         AVERAGE       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                  $1,517,377     $1,408,297      $ 45,453          61         $1,066,416     $  981,665
  Six-year reset                        827,758        663,365        47,812          61            799,245        623,034
  One-year ratchet                      378,416        351,457        39,435          62            288,479        262,310
  Five-year ratchet                     151,102        142,857         6,972          60            109,258        103,010
  Other                                   2,409          2,223           168          67              2,371          2,134
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $2,877,062     $2,568,199      $139,840          61         $2,265,769     $1,972,153
===========================================================================================================================
GGU DEATH BENEFIT                    $      121     $      107      $     --          50         $       79     $       78
===========================================================================================================================
GMIB                                 $   25,245     $   23,555      $  4,701          62         $   21,731     $   19,088
===========================================================================================================================
GMWB:
  GMWB                               $  240,069     $  231,008      $ 23,872          63         $  199,351     $  192,206
  GMWB for life                         788,150        749,101        39,985          63            477,102        452,793
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $1,028,219     $  980,109      $ 63,857          63         $  676,453     $  644,999
===========================================================================================================================
GMAB                                 $  165,452     $  160,259      $  7,419          55         $  104,241     $  100,820
===========================================================================================================================

                                         DECEMBER 31, 2008
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                   $242,846          61
  Six-year reset                       160,868          61
  One-year ratchet                     104,321          61
  Five-year ratchet                     29,024          60
  Other                                    447          66
---------------------------------------------------------------
    Total -- GMDB                     $537,506          61
===============================================================
GGU DEATH BENEFIT                     $     --          49
===============================================================
GMIB                                  $  8,721          62
===============================================================
GMWB:
  GMWB                                $ 71,371          62
  GMWB for life                        139,641          62
---------------------------------------------------------------
    Total -- GMWB                     $211,012          62
===============================================================
GMAB                                  $ 30,767          55
===============================================================



(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Changes in additional liabilities were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008               $ 1,152        $ 26        $  6,308      $  1,651       $  429
Incurred claims                                        156         278          69,535        17,145          516
Paid claims                                          1,180          99              --            --           (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008               2,488         403          75,843        18,796          943
Incurred claims                                       (107)        (19)        (66,655)      (14,422)         719
Paid claims                                         (2,056)         --              --            --         (431)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009             $   325        $384        $  9,188      $  4,374       $1,231
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,565,000    $1,164,193
  Bond                                                                     892,000       660,964
  Other                                                                    156,000       183,181
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $2,613,000    $2,008,338
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. LINES OF CREDIT

RiverSource Life of NY has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of RiverSource Life of NY's statutory admitted assets as of the prior year end. The interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York State Insurance Department. There were no amounts outstanding on this line of credit at December 31, 2009 and 2008.

10. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
RiverSource Life of NY categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life of NY's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life of NY uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life of NY's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life of NY's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life of NY maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. RiverSource Life of NY's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities.

Through RiverSource Life of NY's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life of NY believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life of NY applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life of NY considers market observable yields for other asset classes it considers to be of similar risk, which includes nonperformance and liquidity for individual securities, to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Derivatives
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that were used by RiverSource Life of NY to hedge its exposure to market risk related to certain variable annuity riders were also classified as Level 3. RiverSource Life of NY settled these derivatives in 2008 and has not entered into any additional structured derivatives since then.

LIABILITIES

Embedded Derivatives

VARIABLE ANNUITY RIDERS -- GMAB AND GMWB
RiverSource Life of NY values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life of NY believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life of NY's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                          $   --      $1,053,391     $ 67,825     $1,121,216
       Residential mortgage backed securities                 --         131,661      121,928        253,589
       Commercial mortgage backed securities                  --         247,107          142        247,249
       Asset backed securities                                --          58,159       15,656         73,815
       State and municipal obligations                        --          58,207           --         58,207
       U.S. government and agencies obligations            1,410          10,989           --         12,399
       Foreign government bonds and obligations               --           4,504           --          4,504
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                            1,410       1,564,018      205,551      1,770,979
  Trading securities                                         113              --           --            113
  Cash equivalents                                             6          89,496           --         89,502
  Other assets                                                --          14,433          137         14,570
  Separate account assets                                     --       2,920,793           --      2,920,793
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,529      $4,588,740     $205,688     $4,795,957
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 13,413     $   13,413
  Other liabilities                                           --          12,404           --         12,404
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   12,404     $ 13,413     $   25,817
=============================================================================================================




                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                          $   --      $  749,103     $ 69,984     $  819,087
       Residential mortgage backed securities                 --         115,911       43,248        159,159
       Commercial mortgage backed securities                  --         182,125          172        182,297
       Asset backed securities                                --          68,939        9,344         78,283
       U.S. government and agencies obligations            1,704          27,679           --         29,383
       State and municipal obligations                        --           6,803           --          6,803
       Foreign government bonds and obligations               --           4,013           --          4,013
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                            1,704       1,154,573      122,748      1,279,025
  Trading securities                                          87              --           --             87
  Cash equivalents                                         3,800         192,086           --        195,886
  Other assets                                                --          51,345          137         51,482
  Separate account assets                                     --       2,248,021           --      2,248,021
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $5,591      $3,646,025     $122,885     $3,774,501
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 94,465     $   94,465
  Other liabilities                                           --           5,751           --          5,751
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $    5,751     $ 94,465     $  100,216
=============================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS
                                                         (LOSSES) INCLUDED IN      PURCHASES,
                                                      --------------------------     SALES,
                                                                        OTHER       ISSUANCES
                                          BALANCE,                  COMPREHENSI-       AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET           VE       SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN THOUSANDS)                              2009         INCOME        INCOME          NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities            $ 69,984       $    59       $12,498       $(5,110)      $(9,606)     $ 67,825
     Residential mortgage backed
     securities                             43,248         3,056        12,141        63,483            --       121,928
     Commercial mortgage backed
     securities                                172             1             5           (36)           --           142
     Asset backed securities                 9,344           158         1,104         5,050            --        15,656
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         122,748         3,274(1)     25,748        63,387        (9,606)(3)   205,551

Other assets                                   137            --            --            --            --           137
Future policy benefits                     (94,465)       85,137(2)         --        (4,085)           --       (13,413)


(1) Represents a $0.7 million loss included in net realized investment gains (losses) and a $4.0 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents securities with a fair value of $9.6 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service.

                                                              TOTAL GAINS
                                                         (LOSSES) INCLUDED IN      PURCHASES,
                                                      --------------------------     SALES,
                                                                        OTHER       ISSUANCES
                                          BALANCE,                  COMPREHENSI-       AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET           VE       SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN THOUSANDS)                              2008          LOSS          LOSS           NET         LEVEL 3        2008
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities            $ 86,472      $ (2,000)     $ (9,851)     $ (4,637)      $    --      $ 69,984
     Residential mortgage backed
     securities                             12,226        (1,652)      (16,146)       36,958        11,862        43,248
     Commercial mortgage backed
     securities                                275             2            (6)          (99)           --           172
     Asset backed securities                 1,531           529        (1,812)        9,096            --         9,344
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         100,504        (3,121)(1)   (27,815)       41,318        11,862(3)    122,748

Other assets                                15,054           895(2)         --       (15,812)           --           137
Future policy benefits                      (6,157)      (84,958)(2)        --        (3,350)           --       (94,465)


(1) Represents a $3.9 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31 for the year then ended:


                                                          2009                                      2008
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN THOUSANDS)                             INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Residential mortgage backed
       securities                          $3,822         $(860)       $    --        $294         $(1,946)     $     --
     Commercial mortgage backed
       securities                              --            --                          2              --            --
     Asset backed securities                  158            --             --         529              --            --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          3,980          (860)            --         825          (1,946)           --

Future policy benefits                         --            --         83,715          --              --       (84,618)

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying values and the estimated fair values of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $  183,986    $  182,954     $210,786      $192,896
  Policy loans                                              35,748        39,101       36,226        39,059
  Restricted cash                                            8,400         8,400           --            --

FINANCIAL LIABILITIES
  Future policy benefits                                $1,094,435    $1,111,583     $968,966      $915,297
  Separate account liabilities                               6,517         6,517        6,182         6,182


Commercial mortgage loans, net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life of NY's estimate of the amount recoverable on the loan.

Policy loans
The fair value of policy loans is determined using discounted cash flows.

Restricted cash
Restricted cash is generally set aside for specific business transactions and restrictions specific to RiverSource Life of NY and does not transfer to third party market participants, therefore, the carrying value amount is a reasonable estimate of fair value.

Future policy benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life of NY's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate account liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life of NY. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

11. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2009, 2008 and 2007, RiverSource Life of NY received $4.8 million, $7.2 million and $3.7 million, respectively, from RiverSource Investments, LLC for these services.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life of NY's share of the total net periodic pension cost was $183 thousand, $144 thousand and $90 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $116 thousand, $96 thousand and $83 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $159 thousand, $36 thousand and $144 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2009, 2008 and 2007, which are calculated on the basis of commission earnings of the individual financial advisors, were $2 thousand, $6 thousand and $11 thousand, respectively. Such costs are included in DAC.

RiverSource Life of NY participates in the defined benefit health care plans of Ameriprise Financial which provides health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2009, 2008 and 2007 was $22 thousand, $52 thousand and nil, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $32.3 million, $42.2 million and $32.3 million for 2009, 2008 and 2007, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2009, 2008 and 2007, RiverSource Life of NY paid cash dividends of nil, $77 million and $83 million, respectively, to RiverSource Life Insurance Company. The 2008 and 2007 dividends exceeded the limitation described in Note
12. Prior to paying these dividends, RiverSource Life of NY provided notification to the New York State Insurance Department and received a response indicating that they did not object to the payments.

Included in other liabilities at December 31, 2009 is a $9.6 million payable to RiverSource Life for federal income taxes and included in other assets at December 31, 2008 is a $7.0 million receivable from RiverSource Life for federal income taxes.

12. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the New York State Insurance Department and are subject to potential disapproval.

Statutory net gain (loss) from operations and net income (loss) are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                        $101,034      $(36,116)      $33,925
Statutory net income (loss)                                        86,189       (34,045)       43,164


Statutory capital and surplus and unassigned surplus are as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Statutory capital and surplus                                            $284,340      $215,625
Statutory unassigned surplus                                              160,497       106,190


13. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The components of income tax provision (benefit) on pretax income (loss) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $16,836      $ 10,816       $16,760
  State                                                             1,677         2,405         1,056
-------------------------------------------------------------------------------------------------------
Total current income tax                                           18,513        13,221        17,816
Deferred federal income tax                                         7,335       (22,571)        1,184
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                    $25,848      $ (9,350)      $19,000
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2009          2008          2007
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%          35.0%        35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (5.4)          26.2         (7.9)
  State taxes, net of federal benefit                               1.3          (10.2)         1.1
  Taxes applicable to prior years                                   1.1            3.9          3.8
  Foreign tax credit, net of addback                               (0.6)           6.2         (1.1)
  Other                                                              --           (0.1)          --
-------------------------------------------------------------------------------------------------------
Income tax provision                                               31.4%          61.0%        30.9%
=======================================================================================================



RiverSource Life of NY's effective tax rate was 31.4%, 61.0% and 30.9% for the years ended December 31, 2009, 2008 and 2007, respectively. The decrease in the effective tax rate is primarily due to pretax income for 2009 compared to a pretax loss in relation to a net tax benefit for 2008.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 58,070      $ 78,571
  Investment related                                                        7,084            --
  Net unrealized losses on Available-for Sale securities                       --        34,271
  Other                                                                     3,295         3,028
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           68,449       115,870

Deferred income tax liabilities:
  DAC                                                                      63,397        60,531
  Investment related                                                           --         9,156
  Net unrealized gains on Available-for Sale securities                    16,227            --
  DSIC                                                                      8,457         7,670
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      88,081        77,357
-------------------------------------------------------------------------------------------------
Net deferred income tax (liabilities) assets                             $(19,632)     $ 38,513
=================================================================================================



RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, i) future taxable income exclusive of reversing temporary differences and carryforwards, ii) future reversals of existing taxable temporary differences,
iii) taxable income in prior carryback years, and iv) tax planning strategies.

Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2009 and 2008.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

A reconciliation of the beginning and ending amount of unrecognized tax benefits are as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $(2,146)      $ 3,481       $   --
Additions (reductions) based on tax positions related to the
current year                                                           61        (7,720)       1,637
Additions for tax positions of prior years                            807         4,844        1,844
Reductions for tax positions of prior years                          (324)       (2,751)          --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $(1,602)      $(2,146)      $3,481
=======================================================================================================



If recognized, approximately $2.9 million, $2.0 million and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2009, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized a net expense of $17 thousand, a net benefit of $388 thousand and a net expense of $259 thousand in interest and penalties for the years ended December 31, 2009, 2008 and 2007, respectively. RiverSource Life of NY had receivables of $112 thousand and $129 thousand for the over payment of interest and penalties recorded at December 31, 2009 and 2008, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life of NY files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life of NY is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return, completed its field examination of RiverSource Life of NY's income tax returns for 1997 through 2002 during 2008 and completed its field examination of 2003 through 2004 in the third quarter of 2009. However, for federal income tax purposes, these years continue to remain open as consequence of certain issues under appeal. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life of NY's U.S. income tax returns for 2005 through 2007 which is expected to be completed in 2010. RiverSource Life of NY's state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only. Additionally, included in the administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies' separate accounts, which, if enacted, could significantly reduce the DRD tax benefits RiverSource Life of NY received, prospectively, beginning in 2011. For the year ended December 31, 2009, RiverSource Life of NY recorded a benefit of approximately $3.4 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income (loss) are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                          $50,498      $(28,726)       $524
=======================================================================================================



14. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities. RiverSource Life of NY primarily enters into derivative agreements for risk management purposes related to RiverSource Life of NY's products and operations.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY uses derivatives as economic hedges and occasionally holds derivatives designated for hedge accounting. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives, by type of derivative and product at December 31, 2009:

                                                BALANCE                           BALANCE
DERIVATIVES NOT DESIGNATED AS HEDGING            SHEET                             SHEET
INSTRUMENTS                                    LOCATION           ASSET          LOCATION         LIABILITY
------------------------------------------------------------------------------------------------------------
                                                                   (IN                               (IN
                                                               THOUSANDS)                        THOUSANDS)
INTEREST RATE CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets        $ 4,259       liabilities         $ 7,432

EQUITY CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets         10,174       liabilities           4,972

OTHER
                                                                               Future
                                                                               policy
  GMWB and GMAB embedded derivatives(1)                               --       benefits             13,413
------------------------------------------------------------------------------------------------------------
     Total                                                       $14,433                           $25,817
============================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate primarily based on changes in equity, interest rate and credit markets.

See Note 10 for additional information regarding RiverSource Life of NY's fair value measurement of derivative instruments.

DERIVATIVES NOT DESIGNATED AS HEDGES
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Operations for the year ended December 31, 2009:

                                                   LOCATION OF         AMOUNT OF
                                                   GAIN (LOSS)        GAIN (LOSS)
                                                       ON                 ON
                                                   DERIVATIVES        DERIVATIVES
DERIVATIVES NOT DESIGNATED AS HEDGING              RECOGNIZED         RECOGNIZED
INSTRUMENTS                                         IN INCOME          IN INCOME
---------------------------------------------------------------------------------
                                                                          (IN
                                                                      THOUSANDS)
INTEREST RATE CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses             $(12,897)

EQUITY CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses              (47,198)

OTHER
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB embedded derivatives              expenses               81,052
---------------------------------------------------------------------------------
     Total                                                             $ 20,957
=================================================================================



RiverSource Life of NY holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to RiverSource Life of NY's variable annuity guaranteed benefits.

The majority of RiverSource Life of NY's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions and interest rate swaps. At December 31, 2009, the gross notional amount of these contracts was $591.1 million for RiverSource Life of NY's GMWB and GMAB provisions. The premium associated with certain of the above options is paid semi-annually over the life of the option contract.

The following is a summary of the payments RiverSource Life of NY is scheduled to make for these options:

                                                                                 PREMIUMS
(IN THOUSANDS)                                                                    PAYABLE
-------------------------------------------------------------------------------------------
2010                                                                              $ 3,999
2011                                                                                3,968
2012                                                                                3,968
2013                                                                                3,138
2014                                                                                3,137
2015-2024                                                                          10,471

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. As captured in the tables above, embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As noted above, RiverSource Life of NY uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CREDIT RISK
Credit risk associated with RiverSource Life of NY's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, RiverSource Life of NY has established guidelines and oversight credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements wherever practical. As of December 31, 2009, RiverSource Life of NY held $2.3 million in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral RiverSource Life of NY is obligated to return to counterparties. As of December 31, 2009, RiverSource Life of NY's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $8.5 million.

15. COMMITMENTS AND CONTINGENCIES

At December 31, 2009 and 2008, RiverSource Life of NY had no material commitments to purchase investments.

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2009, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

16. STATUTORY ACCOUNTING PRINCIPLES

Reconciliations of net income and shareholder's equity, as shown in the accompanying financial statements, to that determined using statutory accounting principles are as follows:

Net Income

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ 56,402      $ (5,964)      $42,496
Deferred acquisition costs (GAAP item)                            (15,221)       12,770        (6,453)
Deferred sales inducement costs (GAAP item)                        (2,263)       (2,211)       (4,220)
Deferred income tax expense (GAAP item)                             7,335       (22,571)        1,184
Change in future policy benefits(1)                               (59,162)       32,034        (1,342)
Current income tax expense(1)                                      (7,584)       11,939            --
Net investment income(1)                                              306          (619)       (4,871)
Realized gains (losses)(1)                                          1,321            --            --
Change in separate account liabilities(1)                          61,812       (19,887)       19,189
Mark-to-market on derivatives(2)                                   46,967       (40,691)          177
Interest maintenance reserves transfer, net of amortization
(statutory item)                                                   (3,187)        1,507        (1,941)
Other, net(1)                                                        (537)         (352)       (1,055)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                $ 86,189      $(34,045)      $43,164
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

The following table is a reconciliation of statutory-basis net income (loss) as previously reported to the New York State Insurance Department in the Annual Statement to the statutory-basis net income (loss) reported above:

                                                                                YEAR ENDED
                                                                               DECEMBER 31,
(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss) as previously reported in the Annual
Statement                                                                         $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss), adjusted                                       $43,164
===========================================================================================



Shareholder's Equity

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements              $ 432,971     $ 281,965
Deferred acquisition costs (GAAP item)                                    (221,942)     (236,619)
Net unrealized gains and losses on Available-for-Sale investments
(GAAP item)                                                                (55,915)      124,155
Deferred sales inducements costs (GAAP item)                               (22,919)      (23,808)
Future policy benefits(1)                                                  (24,810)       35,845
Reinsurance assets(1)                                                       (7,243)      (11,234)
Current income taxes, net(1)                                                 4,355        11,939
Deferred income taxes, net(1)                                               59,533        (3,977)
Separate account liability adjustment (statutory item)                     149,664        87,852
Asset valuation reserve (statutory item)                                    (1,795)      (13,468)
Non-admitted assets (statutory item)                                       (15,162)      (27,781)
Other, net(1)                                                              (12,397)       (9,244)
-------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                      $ 284,340     $ 215,625
=================================================================================================



(1) Represents valuation differences between GAAP and statutory balance sheet amounts.

The following table is a reconciliation of statutory-basis capital and surplus as previously reported to the New York State Insurance Department in the Annual Statement to the statutory-basis capital and surplus reported above:

                                                                               DECEMBER 31,
(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus as reported in the Annual Statement          $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
===========================================================================================


(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1 (800) 541-2251

           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                           New York, Albany, New York.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

      (C)2008-2010 RiverSource Life Insurance Company. All rights reserved. 45282 L (4/10)